                                     Investment Portfolios
                                     offered by
                                     BlackRock Provident
                                     Institutional Funds




                                    Semi-Annual Report
                                    April 30, 2001

[LOGO OF BLACKROCK PROVIDENT INSTITUTIONAL FUNDS]

                                                           100 Bellevue Parkway
                                                                      4th Floor
                                                           Wilmington, DE 19809
                                                                 (302) 797-2000
                                                                  www.brpif.com
[LOGO OF BLACKROCK PROVIDENT INSTITUTIONAL FUNDS]


                                                                    May 4, 2001

Dear Shareholder:

  We are pleased to present the Semi-Annual Report to Shareholders of BlackRock Provident Institutional Funds for the period ended April 30, 2001.

  Included is the Investment Adviser's Report with commentary on the Federal Reserve's restrictive monetary policy and its impact on the United States' economy. The Adviser's commentary also focuses on the strong performance and asset growth in our Funds.

  BlackRock Provident Institutional Funds offers a variety of high quality Taxable and Tax-Exempt Money Market Funds designed to meet the varied needs of our institutional investors. Please contact your account representative or call our Client Service Center at (800) 821-7432 to discuss your investment options. We welcome the opportunity to serve you.

                                       Sincerely,

                                       /s/ Ralph Schlosstein
                                       Ralph Schlosstein
                                       Chairman & President

                    BLACKROCK PROVIDENT INSTITUTIONAL FUNDS
                 Semi-Annual Report of the Investment Adviser

The impact of the Federal Reserve's restrictive monetary policy became evident in the fourth quarter of 2000 as growth in the nation's gross domestic product decelerated to just 1%. The sharp slowdown in business activity was primarily due to reduced inventory accumulation and a significant retrenchment in consumer and corporate spending. Results for the first quarter were only slightly improved. The preliminary report on economic health revealed that GDP grew at a 1.3% annual pace in the first three months of the year. Moreover, continuing weak corporate profits reports pressured the Fed to announce that the economy "will remain well below the productivity-enhanced rate of growth of its potential." In short, the Fed remained gravely concerned by the threat of a recession and has made it clear that it will do whatever is necessary to rekindle economic growth.

The first quarter demonstrated the extent of the Fed's resolve. Three interest rate cuts of fifty basis points each lowered the federal funds rate from 6.50% to 5.00% by March 20. In April, the Fed eased another fifty basis points, citing the continuing weakness in corporate profits. The current 4.50% federal funds rate effectively offsets all of the 175 basis point increase enacted by the Fed in 1999-2000. Growing expectations of lower interest rates produced an often steeply inverted money market yield curve during the last two quarters. Yields on one-year securities generally traded 40-50 basis points below the federal funds rate. At the same time, yield spreads between corporate and U.S. agency debt remained tight, due to the contraction in commercial paper issuance and a significant increase in short-term discount notes. Yields on direct treasury obligations, however, fell sharply as demand escalated and supply narrowed. During the first quarter, for example, the Treasury ended its issuance of one-year Treasury bills.

In this environment of falling interest rates, an inverted yield curve and heightened credit quality concerns, the portfolios adopted a more conservative stance. Average weighed maturity targets were kept relatively short, particularly in T-Fund, to take advantage of high overnight rates. Longer maturities were generally unattractive during the period, as they tended to excessively discount the degree of future Fed easing. The prime portfolios, TempFund and TempCash, added U.S. agency securities to increase portfolio credit quality while earning yields comparable to A1/P1-rated commercial paper. The municipal portfolios were primarily focused on credit quality issues. The California utility crisis and growing concerns about the Japanese banking system led to heightened credit analysis and careful security selection. Typical of the seasonal influences in the municipal market, year-end and the April tax date increased asset volatility and portfolio liquidity during the period.

Total assets of the Trust's ten portfolios reached $39.9 billion on April 30, 2001, up $11 billion from last October. The strong gain in assets was enhanced by the sharp decline in short-term interest rates and the competitive yield spreads between the portfolios and direct market alternatives. For example, on April 30, 2001, the seven-day yield on TempFund and TempCash were 4.72% and 4.76%, respectively, while the newly established federal funds rate was 4.50%.

We appreciate your continued interest in the BlackRock Provident Institutional Funds, and look forward to meeting your institutional liquidity needs in the future.

                    BlackRock Provident Institutional Funds
                               TempFund Portfolio
                            Statement of Net Assets
                                 April 30, 2001
                                  (Unaudited)
--------------------------------------------------------------------------------

Investments                                 Maturity     Par
in Securities                                 Date      (000)        Value
-------------                               -----------------------------------

AGENCY OBLIGATIONS--18.3%
Federal Home Loan Bank Bonds--0.7%
 6.75%....................................   02/01/02 $  50,000 $    50,637,447
 4.98%....................................   02/05/02   150,000     149,976,986
                                                                ---------------
                                                                    200,614,433
                                                                ---------------
Federal Home Loan Mortgage Corporation Discount Notes--4.8%
 4.45%....................................   05/30/01   450,000     448,386,875
 5.18%....................................   07/19/01    85,317      84,347,183
 4.62%....................................   11/16/01   484,252     471,885,011
 4.00%....................................   04/25/02   308,500     296,194,278
                                                                ---------------
                                                                  1,300,813,347
                                                                ---------------
Federal National Mortgage Association Discount Notes--12.8%
 4.45%....................................   05/01/01   158,000     157,985,916
 5.15%....................................   05/10/01   479,174     478,557,064
 5.17%....................................   05/10/01   428,705     428,150,899
 5.00%....................................   07/02/01   200,000     198,277,778
 4.14%....................................   07/26/01   616,186     610,091,920
 4.96%....................................   08/09/01   150,000     147,933,333
 4.70%....................................   08/15/01   500,000     493,080,556
 4.10%....................................   10/11/01   450,000     441,646,250
 4.50%....................................   10/18/01   100,000      97,875,000
 4.58%....................................   12/19/01   200,000     194,096,889
 4.00%....................................   04/11/02   200,000     192,333,333
                                                                ---------------
                                                                  3,440,028,938
                                                                ---------------
  Total........................................................   4,941,456,718
                                                                ---------------
CERTIFICATES OF DEPOSIT--3.9%
Domestic Certificates Of Deposit
 Bank of America N.A. (A-1+, P-1)
 5.28%....................................   07/25/01   300,000     300,000,000
 Bank One N.A. (A-1, P-1)
 5.57%....................................   07/09/01   100,000     100,003,729
 4.64%....................................   04/19/02   250,000     249,976,588
 Northern Trust Company (A-1+, P-1)
 5.12%....................................   08/14/01   250,000     250,000,000
 Wilmington Trust Company (A-1, P-1)
 5.40%....................................   05/30/01   100,000     100,000,000
 5.27%....................................   06/20/01    50,000      50,000,000
                                                                ---------------
  Total........................................................   1,049,980,317
                                                                ---------------
COMMERCIAL PAPER--37.6%
Agricultural Services--0.4%
 Archer Daniels Midland Co. (A-1, P-1)
 6.40%....................................   05/09/01    35,500      35,449,511
 6.40%....................................   05/14/01    60,000      59,861,333
                                                                ---------------
                                                                     95,310,844
                                                                ---------------

Investments                                    Maturity   Par
in Securities                                    Date    (000)        Value
-------------                                  -------- -------- ---------------

COMMERCIAL PAPER (continued)
Asset Backed Securities--15.8%
 Barton Capital Corp. (A-1+, P-1)
 4.46%.......................................  05/22/01 $ 60,620 $    60,462,287
 Corporate Receivables Corp.
  (A-1+, P-1)
 5.00%.......................................  05/29/01   55,000      54,786,111
 CXC Inc. (A-1+, P-1)
 4.60%.......................................  07/05/01  100,000      99,169,444
 5.00%.......................................  05/23/01  100,000      99,694,444
 5.00%.......................................  05/29/01  100,000      99,611,111
 Dakota Certificates Program
  (A-1, P-1)
 4.96%.......................................  05/15/01  100,000      99,807,111
 Delaware Funding Corp. (A-1+, P-1)
 4.90%.......................................  05/22/01  182,031     181,510,695
 4.84%.......................................  05/25/01  101,455     101,127,639
 Edison Asset Securitization LLC
  (A-1+, P-1)
 4.90%.......................................  05/24/01  244,079     243,314,897
 4.92%.......................................  05/25/01  400,000     398,688,000
 4.98%.......................................  06/06/01  500,000     497,510,000
 4.60%.......................................  07/06/01  125,000     123,945,833
 Moat Funding LLC (A-1+, P-1)
 4.67%.......................................  07/06/01  100,000      99,143,833
 4.67%.......................................  07/10/01  200,000     198,183,889
 Preferred Receivables Funding Corp. (A-1, P-1)
 5.08%.......................................  05/02/01  190,000     189,973,189
 5.08%.......................................  05/03/01  181,760     181,708,703
 Sheffield Receivables Corporation
  (A-1+, P-1)
 5.06%.......................................  05/14/01  174,000     173,682,063
 4.98%.......................................  05/15/01  119,120     118,889,304
 5.00%.......................................  05/15/01  137,020     136,753,572
 5.00%.......................................  05/17/01  240,920     240,384,622
 4.50%.......................................  05/21/01   40,778      40,676,055
 5.00%.......................................  05/21/01   17,330      17,281,861
 4.80%.......................................  06/12/01   49,820      49,541,008
 Special Purpose Accounts Receivable(A-1, P-1)
 4.50%.......................................  05/18/01   75,000      74,840,625
 Trident Capital Finance, Inc.
  (A-1+, P-1)
 5.30%.......................................  05/04/01  500,000     499,779,167
 Windmill Funding (A-1+, P-1)
 4.48%.......................................  05/18/01   50,000      49,894,222
 4.87%.......................................  05/18/01  100,000      99,770,028
 4.47%.......................................  05/25/01   25,101      25,026,199
                                                                 ---------------
                                                                   4,255,155,912
                                                                 ---------------

                               TempFund Portfolio
                      Statement of Net Assets (Continued)
                                  (Unaudited)
--------------------------------------------------------------------------------

Investments                                    Maturity   Par
in Securities                                    Date    (000)        Value
-------------                                  -------- -------- ---------------

COMMERCIAL PAPER (continued)
Banks--4.0%
 Forrestal Funding Master Trust (A-1+, P-1)
 5.01%.......................................  05/24/01 $131,348 $   130,927,577
 4.62%.......................................  07/06/01  193,231     191,594,333
 J.P. Morgan Chase & Co. (A-1+, P-1)
 4.85%.......................................  05/25/01  500,000     498,383,333
 Prudential Funding Corp. (A-1, P-1)
 4.65%.......................................  07/17/01  250,000     247,513,542
                                                                 ---------------
                                                                   1,068,418,785
                                                                 ---------------
Cigarettes--1.5%
 Philip Morris & Company (A-1, P-1)
 4.50%.......................................  05/09/01  150,000     149,850,000
 6.42%.......................................  05/14/01  107,625     107,375,489
 4.50%.......................................  05/18/01  100,000      99,787,500
 4.48%.......................................  05/23/01   58,300      58,140,388
                                                                 ---------------
                                                                     415,153,377
                                                                 ---------------
Computer & Office Equipment--0.4%
 Hewlett-Packard Co. (A-1+, P-1)
 4.70%.......................................  06/26/01   50,000      49,634,444
 4.70%.......................................  06/27/01   50,000      49,627,917
                                                                 ---------------
                                                                      99,262,361
                                                                 ---------------
Motors & Generators--0.2%
 Emerson Electric (A-1+, P-1)
 5.17%.......................................  05/25/01   50,000      49,827,667
                                                                 ---------------
Personal Credit Institutions--2.2%
 Ford Motor Credit Co. (A-1, P-1)
 4.47%.......................................  05/11/01  300,000     299,627,500
 4.49%.......................................  05/11/01  300,000     299,625,833
                                                                 ---------------
                                                                     599,253,333
                                                                 ---------------
Security Brokers & Dealers--5.7%
 Credit Suisse First Boston Inc. (A-1+, P-1)
 5.06%.......................................  05/29/01  173,000     172,319,149
 5.11%.......................................  07/09/01  130,000     128,726,758
 Morgan Stanley Dean Witter (A-1+, P-1)
 5.17%.......................................  06/11/01  200,000     198,822,389
 4.70%.......................................  06/29/01  500,000     496,148,611
 4.65%.......................................  07/20/01  250,000     247,416,667
 Salomon Smith Barney Holdings Inc. (A-1, P-1)
 4.68%.......................................  05/02/01  295,000     294,961,650
                                                                 ---------------
                                                                   1,538,395,224
                                                                 ---------------

Investments                                    Maturity   Par
in Securities                                    Date    (000)        Value
-------------                                  -------- -------- ---------------

COMMERCIAL PAPER (continued)
Services-Equipment Rental & Lease--0.5%
 HD Real Estate Funding Corp. (A-1+, P-1)
 6.40%.......................................  05/07/01 $136,469 $   136,323,433
                                                                 ---------------
Short-Term Business Credit Institutions--3.4%
 CIT Group Holdings Inc. (A-1, P-1)
 5.00%.......................................  06/12/01  100,000      99,416,667
 5.00%.......................................  06/13/01  100,000      99,402,778
 General Electric Capital Corp (A-1+, P-1)
 5.24%.......................................  05/31/01  326,000     324,576,467
 5.25%.......................................  06/21/01  150,000     148,884,375
 4.54%.......................................  08/24/01  250,000     246,374,306
                                                                 ---------------
                                                                     918,654,593
                                                                 ---------------
Telephone Communications--3.5%
 Verizon Global Funding (A-1, P-1)
 5.30%.......................................  05/04/01  100,000      99,955,833
 4.40%.......................................  06/13/01   25,317      25,183,945
 4.75%.......................................  06/13/01  120,000     119,319,167
 4.40%.......................................  06/19/01   86,170      85,653,937
 4.70%.......................................  06/27/01  200,000     198,511,667
 4.75%.......................................  06/28/01  120,000     119,081,667
 4.25%.......................................  07/03/01   32,170      31,930,736
 4.25%.......................................  07/10/01   91,625      90,867,821
 4.21%.......................................  07/19/01   40,000      39,630,456
 4.23%.......................................  07/25/01   73,635      72,899,570
 4.21%.......................................  07/26/01   69,100      68,405,046
                                                                 ---------------
                                                                     951,439,845
                                                                 ---------------
  Total.........................................................  10,127,195,374
                                                                 ---------------
TIME DEPOSITS--1.1%
 Key Bank National Association (A-1, P-1)
 4.63%.......................................  05/01/01  300,000     300,000,000
                                                                 ---------------
VARIABLE RATE OBLIGATIONS**--17.4%
Banks--8.5%
 American Express Centurion Bank (A-1, P-1)
 4.55%.......................................  05/01/01  150,000     150,000,000
 5.02%.......................................  05/07/01  100,000     100,000,000
 5.04%.......................................  05/07/01   75,000      75,007,583
 5.00%.......................................  05/14/01  100,000     100,000,000
 Bank of America, N.A. (A-1+, P-1)
 5.47%.......................................  05/20/02  100,000     100,172,652
 4.78%.......................................  07/12/01   43,500      43,506,870

                               TempFund Portfolio
                      Statement of Net Assets (Continued)
                                  (Unaudited)
--------------------------------------------------------------------------------

Investments                                    Maturity   Par
in Securities                                    Date    (000)        Value
-------------                                  -------- -------- ---------------

VARIABLE RATE OBLIGATIONS** (continued)
Banks (continued)
 Bank One N.A. (A-1, P-1)
 4.56%.......................................  05/01/01 $300,000 $   299,958,247
 Citigroup Inc. (A-1+, P-1)
 5.02%.......................................  05/10/01  150,000     150,000,000
 First Union National Bank (A-1, P-1)
 4.53%.......................................  05/25/01  400,000     400,000,000
 Fleet National Bank (A-1, P-1)
 5.09%.......................................  05/21/01   50,000      50,027,294
 Key Bank National Association
  (A-1, P-1)
 4.55%.......................................  05/01/01  300,000     299,976,411
 SMM Trust Series 2000G (A-1+, P-1)
 5.11%.......................................  06/04/01  361,957     361,968,910
 SMM Trust Series 2000M (A-1+, P-1)
 5.04%.......................................  06/13/01  171,000     171,000,000
                                                                 ---------------
                                                                   2,301,617,967
                                                                 ---------------
Miscellaneous Business Credit Institutions--4.1%
 Associates Corp. of North America
  (A-1+, P-1)
 5.63%.......................................  05/01/01  128,700     128,895,042
 5.46%.......................................  05/03/01  368,850     369,208,628
 5.48%.......................................  05/22/01   99,000      99,147,475
 4.85%.......................................  07/05/01  200,000     200,077,931
 Wells Fargo Financial Inc. (A-1, P-1)
 4.64%.......................................  07/11/01  300,000     299,859,631
                                                                 ---------------
                                                                   1,097,188,707
                                                                 ---------------
Security Brokers & Dealers--3.9%
 Merrill Lynch & Co., Inc. (A-1+, P-1)
 5.02%.......................................  05/07/01  150,000     149,989,315
 5.21%.......................................  05/07/01   75,000      75,042,235
 5.02%.......................................  05/14/01  100,000     100,009,864
 5.09%.......................................  05/14/01  200,000     200,072,185
 5.37%.......................................  05/14/01  219,000     219,010,873
 4.69%.......................................  07/12/01  300,000     299,971,562
                                                                 ---------------
                                                                   1,044,096,034
                                                                 ---------------
Telephone Communications--0.9%
 SBC Communications Inc. (A-1+, P-1)
 5.34%.......................................  05/15/01  245,000     244,998,139
                                                                 ---------------
  Total.........................................................   4,687,900,847
                                                                 ---------------
MEDIUM TERM NOTES--4.4%
Security Brokers & Dealers
 Goldman Sachs Group Inc. (A-1+, P-1)
 5.81%.......................................  05/07/01  380,000     380,000,000
 5.48%.......................................  07/18/01  150,000     150,000,000
 5.23%.......................................  07/23/01  100,000     100,000,000
 5.57%.......................................  08/16/01  150,000     150,000,000
 4.38%.......................................  09/20/01  250,000     250,000,000

Investments                                  Maturity    Par
in Securities                                  Date     (000)         Value
-------------                                -------- ---------- ---------------

MEDIUM TERM NOTES (continued)
Security Brokers & Dealers (continued)
 Merrill Lynch & Co., Inc. (A-1+, P-1)
 5.71%.....................................  01/15/02 $   28,300 $    28,403,478
 4.30%.....................................  04/24/02    137,000     137,000,000
                                                                 ---------------
  Total.........................................................   1,195,403,478
                                                                 ---------------
REPURCHASE AGREEMENTS--17.5%
 J.P. Morgan Securities, Inc.
 4.46%.....................................  05/01/01    200,000     200,000,000
 (Agreement dated 04/30/01 to be repurchased at $200,024,778, collateralized by $359,755,561 Federal Home Loan Mortgage
  Corporation Bonds 6.50% to 7.00% due from 01/01/08 to
  12/01/15. The market value is $206,000,000.)
 4.6875%...................................  05/01/01  1,000,000   1,000,000,000
 (Agreement dated 04/30/01 to be repurchased at $1,000,130,208, collateralized by $1,105,577,086 Federal Farm Credit Bank
  Bonds, Federal Home Loan Bank Discount Notes and Federal
  National Mortgage Association Bonds 0.00% to 6.50% due from
  05/01/01 to 04/01/31. The market value is $1,030,000,524.)
 Morgan Stanley & Co., Inc.
 4.5175%...................................  05/01/01    111,500     111,500,000
 (Agreement dated 04/30/01 to be repurchased at $111,513,992, collateralized by $141,888,729 Federal Home Loan Mortgage
  Bonds 5.00% to 9.00% due from 10/01/06 to 09/01/10. The
  market value is $114,805,706.)
 4.6375%...................................  05/01/01    500,000     500,000,000
 (Agreement dated 04/30/01 to be repurchased at $500,064,410, collateralized by $636,272,329, Federal Home Loan Mortgage
  Bonds 5.00% to 9.00% due from 10/01/06 to 09/01/10. The
  market value is $514,823,794.)
 4.6875%...................................  05/01/01  2,576,000   2,576,000,000
 (Agreement dated 04/30/01 to be repurchased at $2,576,335,417, collateralized by $3,278,075,039 Federal Home Loan Mortgage
  Bonds 5.00% to 9.00% due from 10/01/06 to 09/01/10. The
  market value is $2,652,372,189.)

                              TempFund Portfolio
                      Statement of Net Assets (Concluded)
                                  (Unaudited)
-------------------------------------------------------------------------------

Investments                                    Maturity   Par
in Securities                                    Date    (000)        Value
-------------                                  -------- -------- ---------------

REPURCHASE AGREEMENTS (continued)
 PNC Bank, N.A.
 4.3875%.....................................  05/01/01 $125,000 $   125,000,000
 (Agreement dated 04/30/01 to be repurchased at $125,015,234, collateralized by $328,000,000 Federal Home Loan Mortgage
  Corporation Bonds 7.00% due 03/15/10. The market value is
  $352,600,000.)
 UBS Warburg Dillon Read LLC
 4.44%.......................................  05/01/01  200,000     200,000,000
 (Agreement dated 04/30/01 to be repurchased at $200,024,667, collateralized by $206,266,000 Federal Home Loan Mortgage
  Corporation Discount Notes and Student Loan Marketing
  Association Discount Notes
  Notes 0.00% due from 05/01/01 to 06/20/01. The market value is 206,001,548.)
                                                                 ---------------
  Total.........................................................   4,712,500,000
                                                                 ---------------

TOTAL INVESTMENTS IN SECURITIES
  (Cost $27,014,436,734*).............................. 100.2%  27,014,436,734
LIABILITIES IN EXCESS OF OTHER ASSETS..................  (0.2)     (48,212,049)
                                                        -----  ---------------
NET ASSETS (Equivalent to $1.00 per share based on
 21,459,059,692 Institutional Shares, 5,223,648,987
 Dollar Shares, 60,954,654 Cash Management Shares and
 221,724,706 Cash Reserve Shares outstanding........... 100.0% $26,966,224,685
                                                        =====  ===============
NET ASSETS VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE
 ($26,966,224,685 / 26,965,388,039)....................                  $1.00
                                                                         =====

--------
 * Cost for federal income tax purposes.
** Variable Rate Obligations--The interest rate shown is as of April 30, 2001, and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount owned can be recovered upon demand.

                              TempFund Portfolio
                             Maturiity Information
                                April 30, 2001

    Maturity                            Par                                         Percentage
  -------------                   ---------------                                   ----------
     1-30 Days                    $11,900,808,000                                      44.2%
    31-60 Days                      7,006,386,000                                      26.0
    61-90 Days                      3,048,777,000                                      11.3
    91-120 Days                     2,283,548,000                                       8.5
   121-150 Days                     1,300,000,000                                       4.8
  Over 150 Days                     1,399,552,000                                       5.2

                      Average Weighted Maturity--53 days


The Duff & Phelps, Fitch Investors Service, Moody's Investors Service, Standard & Poor's Ratings Service and TBW, Inc. ratings of the investments are believed to be the most recent ratings available at April 30, 2001.

                    Blackrock Provident Institutional Funds
                               TempCash Portfolio
                            Statement of Net Assets
                                 April 30, 2001
                                  (Unaudited)
--------------------------------------------------------------------------------

Investments                                    Maturity   Par
in Securities                                    Date    (000)        Value
-------------                                  -------- -------- ---------------

AGENCY OBLIGATIONS--7.0%
Federal Home Loan Bank Discount Notes--2.0%
 5.00%.......................................  06/29/01 $ 99,000 $    98,188,750
Federal National Mortgage Association Discount Notes--5.0%
 4.10%.......................................  10/11/01   96,800      95,003,016
 4.42%.......................................  10/15/01   50,000      48,974,806
 4.00%.......................................  11/16/01  100,000      97,788,889
                                                                 ---------------
                                                                     241,766,711
                                                                 ---------------
  Total.........................................................     339,955,461
                                                                 ---------------
CERTIFICATES OF DEPOSIT--14.9%
Domestic Certificates Of Deposit--1.0%
 Wilmington Trust Company (A-1, P-1)
 5.22%.......................................  06/04/01   50,000      50,000,000
                                                                 ---------------
Yankee Certificates Of Deposit--13.9%
 Australia & New Zealand Banking
  (A-1+, P-1)
 5.35%.......................................  06/22/01   50,000      50,000,000
 Merita Bank Ltd New York Branch
  (A-1, P-1)
 5.29%.......................................  05/08/01  150,000     150,000,000
 Natexis Banque Populaires S.A.
  (A-1, P-1)
 5.13%.......................................  05/02/01  100,000     100,000,000
 7.00%.......................................  05/02/01   50,000      50,000,111
 7.14%.......................................  05/03/01   50,000      50,000,588
 Svenska Handelsbanken (A-1, P-1)
 4.52%.......................................  05/15/01  175,000     175,000,000
 Swedbank (A-1, P-1)
 4.80%.......................................  06/21/01   50,000      50,000,000
 5.38%.......................................  06/22/01   50,000      50,000,000
                                                                 ---------------
                                                                     675,000,699
                                                                 ---------------
  Total.........................................................     725,000,699
                                                                 ---------------
COMMERCIAL PAPER--48.4%
Aircraft Parts & Auxiliary Equipment--2.5%
 Textron Financial (P-1, A-2, F1)
 5.05%.......................................  05/03/01   50,000      49,985,972
 5.05%.......................................  05/04/01   39,371      39,354,431
 5.00%.......................................  05/08/01   35,000      34,965,972
                                                                 ---------------
                                                                     124,306,375
                                                                 ---------------
Asset Backed Securities--24.5%
 Amstel Funding Corp. (A-1+, P-1)
 4.50%.......................................  05/17/01   88,000      87,824,000
 4.33%.......................................  06/27/01   43,046      42,750,884
 4.64%.......................................  07/12/01   95,061      94,178,834
 CXC Inc. (A-1+, P-1)
 4.75%.......................................  06/06/01  100,000      99,525,000

Investments                                    Maturity   Par
in Securities                                    Date    (000)        Value
-------------                                  -------- -------- ---------------

Asset Backed Securities (continued)
 Emerald Certificates Program (A-1+, P-1)
 5.12%.......................................  05/01/01 $ 88,728 $    88,728,000
 5.08%.......................................  05/09/01   35,000      34,960,489
 4.71%.......................................  07/19/01   43,750      43,297,807
 Fairway Finance Corp. (A-1, P-1)
 4.65%.......................................  07/10/01   30,928      30,648,359
 4.68%.......................................  07/16/01   50,000      49,506,000
 5.27%.......................................  07/23/01  140,000     138,298,961
 Four Winds Funding Corp. (A-1, P-1)
 4.50%.......................................  05/15/01   24,666      24,622,835
 4.49%.......................................  05/18/01  200,000     199,575,944
 Moat Funding LLC (A-1+, P-1)
 4.75%.......................................  06/13/01   49,300      49,020,291
 4.75%.......................................  06/14/01   57,250      56,917,632
 4.75%.......................................  06/15/01   84,247      83,746,783
 New Castle Certificates Program (A-1+, P-1)
 5.34%.......................................  05/11/01   70,000      69,896,167
                                                                 ---------------
                                                                   1,193,497,986
                                                                 ---------------
Banks--10.7%
 Abbey National North America (A-1+, P-1)
 5.21%.......................................  06/11/01   50,000      49,703,319
 Depfa-Bank Europe PLC (A-1, P-1)
 4.55%.......................................  09/26/01  100,000      98,129,444
 Halifax PLC (A-1+, P-1)
 5.18%.......................................  07/09/01   75,000      74,255,375
 Spintab-Swedmortgage-AB (A-1, P-1)
 4.65%.......................................  07/10/01  100,000      99,095,833
 Svenska Handelsbanken Inc. (A-1, P-1)
 5.19%.......................................  07/09/01   50,000      49,502,625
 UBS Finance (Delaware) Inc. (A1+, P-1)
 4.42%.......................................  10/09/01   50,000      49,011,639
 Westpac Capital Corp. (A-1+, P-1)
 5.24%.......................................  05/30/01   50,000      49,788,945
 5.25%.......................................  05/30/01   50,000      49,788,542
                                                                 ---------------
                                                                     519,275,722
                                                                 ---------------
Cigarettes--4.1%
 Philip Morris & Company (A-1, P-1)
 5.03%.......................................  05/08/01  100,000      99,902,194
 4.89%.......................................  06/07/01  100,000      99,497,417
                                                                 ---------------
                                                                     199,399,611
                                                                 ---------------
Security Brokers & Dealers--6.6%
 Morgan Stanley Dean Witter (A-1+, P-1)
 5.22%.......................................  05/21/01  175,000     174,492,500
 Salomon Smith Barney Holdings Inc. (A-1, P-1)
 4.68%.......................................  05/02/01  145,000     144,981,150
                                                                 ---------------
                                                                     319,473,650
                                                                 ---------------
  Total.........................................................   2,355,953,344
                                                                 ---------------

                              TempCash Portfolio
                      Statement of Net Assets (Concluded)
                                  (Unaudited)
-------------------------------------------------------------------------------

Investments                                    Maturity   Par
in Securities                                    Date    (000)        Value
-------------                                  -------- -------- ---------------

VARIABLE RATE OBLIGATIONS**--14.7%
Banks--2.7%
 Bank One Corp. (A-1, P-1)
 5.45%.......................................  05/17/01   25,000      25,000,636
 First Union National Bank (A-1, P-1)
 4.53%.......................................  05/25/01  105,000     105,000,000
                                                                 ---------------
                                                                     130,000,636
                                                                 ---------------
Life Insurance--3.4%
 Allstate Life Insurance Co. (A-1, P-1)
 5.18%.......................................  05/01/01   50,000      50,000,000
 John Hancock Global Funding (A-1+, P-1)
 4.76%.......................................  07/16/01   39,000      39,050,777
 Monumental Life Insurance Co. (A-1+, P-1)
 5.21%.......................................  05/01/01   75,000      75,000,000
                                                                 ---------------
                                                                     164,050,777
                                                                 ---------------
Personal Credit Institutions--2.1%
 Associates Corp. [A-1, P-1]
 4.86%.......................................  06/29/01 $100,000     100,000,000
                                                                 ---------------
Security Brokers & Dealers--4.3%
 Lehman Brothers Holdings, Inc. [A-1, P-1]
 4.57%.......................................  05/01/01  150,000     150,000,000
 Merrill Lynch & Co., Inc. [A-1+ P-1]
 5.37%.......................................  05/14/01   60,000      60,002,979
                                                                 ---------------
                                                                     210,002,979
                                                                 ---------------
Telephone Communications--2.2%
 Vodafone Airtouch PLC [A-1, P-1]
 5.00%.......................................  06/05/01  109,000     109,018,230
                                                                 ---------------
 Total..........................................................     713,072,622
                                                                 ---------------
MEDIUM TERM NOTES--2.6%
Security Brokers & Dealers
 Goldman Sachs Group, Inc. PN (A-1+, P-1)
 4.38%.......................................  09/20/01 $ 50,000 $    50,000,000
 Merrill Lynch & Co., Inc. PN (A-1+, P-1)
 4.30%.......................................  04/24/02   75,000      75,000,000
                                                                 ---------------
  Total.........................................................     125,000,000
                                                                 ---------------

Investments                                     Maturity   Par
in Securities                                     Date    (000)       Value
-------------                                   -------- -------- -------------

REPURCHASE AGREEMENTS--16.1%
 Morgan Stanley & Co., Inc.
 4.6875%....................................... 05/01/01 $782,200 $ 782,200,000
 (Agreement dated 04/30/01 to be repurchased at $782,301,849, collateralized by $786,437,957 Federal National Mortgage
  Association Bonds and Medium Term Notes 5.00% to 8.00% due
  from 08/15/02 to 04/01/31. The market value is $806,706,261.)
 Total...........................................................   782,200,000
                                                                  -------------

TOTAL INVESTMENTS IN SECURITIES
 (Cost $5,041,182,126*).............................  103.7%  5,041,182,126
LIABILITIES IN EXCESS OF OTHER ASSETS...............   (3.7)   (178,340,087)
                                                      -----  --------------
NET ASSETS (Equivalent to $1.00 per share based on
 4,348,273,073 Institutional Shares and 514,472,122
 Dollar Shares outstanding).........................  100.0% $4,862,842,039
                                                      =====  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
 ($4,862,842,039 / 4,862,745,195)..........................           $1.00
                                                                      =====

--------
 *  Cost for federal income tax purposes.
** Variable Rate Obligations--The rate shown is the rate as of April 30, 2001 and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount can be recovered upon demand.

                              TempCash Portfolio
                             Maturity Information
                                April 30, 2001

    Maturity                            Par                                           Percentage
  -------------                    --------------                                     ----------
      1-30 Days                    $2,922,965,000                                        57.8%
     31-60 Days                       991,843,000                                        19.6
     61-90 Days                       623,739,000                                        12.3
   121-150 Days                       150,000,000                                         3.0
  Over 150 Days                       371,800,000                                         7.3

                      Average Weighted Maturity--43 days


  The Duff & Phelps, Fitch Investors Service, Moody's Investors Service, Standard & Poor's Ratings Service and TBW, Inc. ratings of the investments are believed to be the most recent ratings available at April 30, 2001.

                See accompanying notes to financial statements.

                    BlackRock Provident Institutional Funds
                               FedFund Portfolio
                            Statement of Net Assets
                                 April 30, 2001
                                  (Unaudited)
--------------------------------------------------------------------------------

                                                  Maturity   Par
Investments in Securities                           Date    (000)      Value
-------------------------                         -------- ------- --------------

U.S. GOVERNMENT AGENCY & INSTRUMENTALITY OBLIGATIONS--64.8%
Federal Home Loan Bank Bonds--0.8%
 5.88%..........................................  09/17/01 $15,000 $   15,070,532
                                                                   --------------
Federal Home Loan Bank Discount Notes--6.7%
 4.60%..........................................  05/01/01  11,872     11,872,000
 5.00%..........................................  06/29/01  30,000     29,754,167
 5.04%..........................................  07/25/01  24,000     23,714,400
 4.58%..........................................  11/29/01  56,000     54,489,618
                                                                   --------------
                                                                      119,830,185
                                                                   --------------
Federal Home Loan Bank Variable Rate Notes**--9.6%
 4.45%..........................................  05/01/01  30,000     30,000,000
 4.47%..........................................  05/01/01  25,000     24,997,180
 4.48%..........................................  05/01/01  30,000     29,995,512
 4.87%..........................................  05/01/01  30,000     29,994,329
 4.52%..........................................  07/12/01  20,000     19,993,867
 4.59%..........................................  07/19/01  35,000     34,988,809
                                                                   --------------
                                                                      169,969,697
                                                                   --------------
Federal Home Loan Mortgage Corporation Bonds--0.7%
 5.50%..........................................  05/15/02  12,545     12,703,030
                                                                   --------------
Federal Home Loan Mortgage Corporation Discount Notes--12.1%
 4.45%..........................................  05/30/01  50,000     49,820,764
 6.42%..........................................  06/21/01  11,200     11,098,136
 4.57%..........................................  07/12/01  25,000     24,771,500
 5.18%..........................................  07/19/01  25,000     24,715,819
 5.03%..........................................  07/20/01  30,000     29,664,667
 4.56%..........................................  09/13/01  29,000     28,504,100
 4.57%..........................................  09/13/01  25,000     24,571,562
 4.61%..........................................  01/31/02  22,000     21,225,264
                                                                   --------------
                                                                      214,371,812
                                                                   --------------
Federal National Mortgage Association Bonds--3.1%
 6.84%..........................................  07/18/01  10,000      9,999,786
 6.64%..........................................  09/18/01  25,000     24,996,414
 6.63%..........................................  04/15/02  20,000     20,358,861
                                                                   --------------
                                                                       55,355,061
                                                                   --------------
Federal National Mortgage Association Discount Notes--14.6%
 5.18%..........................................  05/10/01  75,000     74,902,969
 6.52%..........................................  06/04/01  15,000     14,907,633
 5.06%..........................................  07/19/01  35,000     34,611,364
 5.00%..........................................  08/16/01  20,000     19,702,778

                                                  Maturity    Par
Investments in Securities                           Date     (000)       Value
-------------------------                         ---------------------------------

U.S. GOVERNMENT AGENCY & INSTRUMENTALITY OBLIGATIONS (continued)
Federal National Mortgage Association Discount Notes (continued)
 4.69%..........................................   09/06/01 $ 40,000 $   39,332,267
 4.10%..........................................   10/11/01   15,000     14,721,542
 4.78%..........................................   01/11/02   10,000      9,661,416
 4.57%..........................................   02/08/02   30,000     28,922,242
 4.62%..........................................   02/08/02    3,000      2,891,045
 4.33%..........................................   04/05/02   20,000     19,184,517
                                                                     --------------
                                                                        258,837,773
                                                                     --------------
Federal National Mortgage Association Variable Rate Notes**--17.2%
 4.45%..........................................   05/01/01   30,000     29,997,326
 4.47%..........................................   05/01/01   33,000     32,991,006
 4.48%..........................................   05/01/01   86,427     86,425,660
 4.50%..........................................   05/01/01   60,000     60,000,000
 4.53%..........................................   05/01/01   25,000     25,000,000
 4.53%..........................................   05/01/01   40,000     40,000,000
 4.89%..........................................   06/01/01   30,000     29,993,147
                                                                     --------------
                                                                        304,407,139
                                                                     --------------
  Total.............................................................  1,150,545,229
                                                                     --------------
REPURCHASE AGREEMENTS--35.4%
 Greenwich Capital Markets, Inc.
 4.37%..........................................   05/21/01   50,000     50,000,000
 (Agreement dated 04/23/01 to be repurchased at $50,169,944
  collateralized by $86,501,195 Federal National Mortgage
  Association STRIPS 0.00% due from 09/01/23 to 04/01/31. The market value is $51,502,798.)
 Lehman Brothers, Inc.
 4.63%..........................................   05/01/01  200,000    200,000,000
 (Agreement dated 04/30/01 to be repurchased at $200,025,722 collateralized by $283,879,846 Federal National Mortgage
  Association Bonds and Government National Mortgage Association
  Bonds 4.75% to 7.75% due from 03/15/04 to 10/20/30.The market value is $206,000,894.)

                               FedFund Portfolio
                      Statement of Net Assets (Concluded)
                                  (Unaudited)
-------------------------------------------------------------------------------

Investments                                     Maturity   Par
in Securities                                     Date    (000)       Value
-------------                                   -------- -------- --------------

REPURCHASE AGREEMENTS (continued)
 Morgan Stanley & Co., Inc.
 4.60%........................................  05/01/01 $ 37,500 $   37,500,000
 (Agreement dated 04/30/01 to be repurchased at $37,504,792
  collateralized by $43,351,400 Federal Home Loan Mortgage
  Corporation Bonds, Federal National Mortgage Association
  Bonds, Student Loan Mortgage Association Bonds and Tennessee
  Valley Authority Bonds 4.211% to 7.25% due from 05/03/02 to
  05/01/30. The market value is $38,667,270.)
 4.6375%......................................  05/01/01  150,000    150,000,000
 (Agreement dated 04/30/01 to be repurchased at $150,019,321 collateralized by $173,405,600 Federal Home Loan Mortgage
  Corporation Bonds, Federal National Mortgage Association
  Bonds, Student Loan Mortgage Association Bonds and Tennessee
  Valley Authority Bonds 4.211% to 7.25% due from 05/03/02 to
  05/01/30. The market value is $154,669,081.)
 PNC Bank, N.A.
 4.3875%......................................  05/01/01   25,000     25,000,000
 (Agreement dated 04/30/01 to be repurchased at $25,003,047
  collateralized by $72,000,000 Federal Home Loan Mortgage
  Corporation Bonds 7.00% due 03/15/10. The market value is
  $77,400,000.)
 UBS Warburg Dillon Read LLC
 4.63%........................................  05/01/01  100,000    100,000,000
 (Agreement dated 04/23/01 to be repurchased at $100,012,861, collateralized by $208,881,212 Federal National Mortgage
  Association STRIPS 0.00% due from 09/01/24 to 11/01/30 The market value is $103,000,881.)
 4.35%........................................  05/23/01   65,000     65,000,000
 (Agreement dated 04/23/01 to be repurchased at $65,235,625, collateralized by $135,772,788 Federal National Mortgage
  Association STRIPS 0.00% due from 09/01/24 to 11/01/30 The market value is $66,950,572.)
                                                                  --------------
  Total..........................................................    627,500,000
                                                                  --------------

                See accompanying notes to financial statements.

                                                                Value
                                                            --------------
TOTAL INVESTMENTS IN SECURITIES
 (Cost $1,778,045,229*)............................. 100.2% $1,778,045,229
LIABILITIES IN EXCESS OF OTHER ASSETS...............  (0.2)     (4,331,503)
                                                     -----  --------------
NET ASSETS (Equivalent to $1.00 per share based on
 1,201,775,210 Institutional Shares and 572,059,175
 Dollar Shares outstanding)......................... 100.0% $1,773,713,726
                                                     =====  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
 ($1,773,713,726 / 1,773,834,385).........................           $1.00
                                                                     =====

--------
 *  Cost for federal income tax purposes.
** Variable Rate Obligations--The interest rate shown is as of April 30, 2001, and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount owned can be recovered upon demand.

                               FedFund Portfolio
                             Maturity Information
                                 April 30,2001

    Maturity                            Par                                           Percentage
  -------------                    --------------                                     ----------
      1-30 Days                    $1,153,799,000                                        64.6%
     31-60 Days                        86,200,000                                         4.8
     61-90 Days                       204,000,000                                        11.4
    91-120 Days                        20,000,000                                         1.1
   121-150 Days                       134,000,000                                         7.5
  Over 150 Days                       188,545,000                                        10.6

                         Average Weighted Maturity--54

                    BlackRock Provident Institutional Funds
                                T-Fund Portfolio
                            Statement of Net Assets
                                 April 30, 2001
                                  (Unaudited)
--------------------------------------------------------------------------------

Investments                                     Maturity   Par
in Securities                                     Date    (000)       Value
-------------                                   -------- -------- --------------

U.S. GOVERNMENT SECURITIES--9.5%
U.S. Treasury Bills--4.2%
 3.65%........................................  05/10/01 $125,000 $  124,885,938
                                                                  --------------
U.S. Treasury Notes--5.3%
 5.63%........................................  05/15/01   35,000     34,989,717
 5.25%........................................  05/31/01   55,000     54,942,708
 6.50%........................................  05/31/01   40,000     39,994,576
 6.63%........................................  04/30/02   28,000     28,692,207
                                                                  --------------
                                                                     158,619,208
                                                                  --------------
  Total..........................................................    283,505,146
                                                                  --------------
REPURCHASE AGREEMENTS--90.6%
 ABN AMRO Securities, Inc.
 4.44%........................................  05/01/01  140,000    140,000,000
 (Agreement dated 04/30/01 to be repurchased at $140,017,267, collateralized by $134,871,000 U.S. Treasury Bonds and Notes
  6.625% to 7.625% due from 2/15/07 to 5/15/07. The market value is $142,806,349.)
 Barclay's Capital, Inc.
 4.47%........................................  05/01/01  140,000    140,000,000
 (Agreement dated 04/30/01 to be repurchased at $140,017,383, collateralized by $153,040,000 U.S. Treasury Bonds 5.25% to
  5.50% due from 8/15/28 to 11/15/28. The market value is
  $144,194,860.)
 Bear Stearns & Co., Inc.
 4.45%........................................  05/01/01  145,000    145,000,000
 (Agreement dated 04/30/01 to be repurchased at $145,017,924, collateralized by $352,080,000 U.S. Treasury STRIPS due from
  02/15/14 to 08/15/19. The market value is $148,233,696.)
 Credit Suisse First Boston Corp.
 4.50%........................................  08/20/01   60,000     60,000,000
 (Agreement dated 04/19/01 to be repurchased at $60,922,500
  collateralized by $63,725,000 U.S. Treasury Bonds 5.25% to
  6.00% due from 02/15/26 to 11/15/28. The market value is
  $61,199,250.)
 Deutsche Bank Alex Brown, Inc.
 3.97%........................................  07/25/01   50,000     50,000,000
 (Agreement dated 04/26/01 to be repurchased at $50,496,250, collateralized by $45,814,167 U.S. Treasury Inflation Indexed
  Securities 3.375% to 3.625% due from 01/15/07 to 04/15/28. The market value is $51,000,179.)

Investments                                     Maturity   Par
in Securities                                     Date    (000)       Value
-------------                                   -------- -------- --------------

REPURCHASE AGREEMENTS (continued)
Deutsche Bank Alex Brown, Inc. (continued)
 4.45%........................................  08/15/01 $ 80,000 $   80,000,000
 (Agreement dated 04/17/01 to be repurchased at $81,186,667, collateralized by $73,302,666 U.S. Treasury Inflation Indexed
  Securities 3.375% to 3.625% due from 01/15/07 to 04/15/28. The market value is $81,600,287.)
 4.41%........................................  08/21/01   50,000     50,000,000
 (Agreement dated 03/23/01 to be repurchased at $50,924,875, collateralized by $45,814,167 U.S. Treasury Inflation Indexed
  Securities 3.375% to 3.625% due from 01/15/07 to 04/15/28. The market value is $51,000,179.)
 Goldman Sachs & Co.
 4.30%........................................  05/01/01   44,000     44,000,000
 (Agreement dated 04/30/01 to be repurchased at $44,005,256, collateralized by $42,254,385 U.S. Treasury Notes 5.75% due
  11/15/05. The market value is $44,880,428.)
 4.42%........................................  08/09/01   60,000     60,000,000
 (Agreement dated 04/11/01 to be repurchased at $60,884,000, collateralized by $57,619,615 U.S. Treasury Notes 5.75% due
  11/15/05. The market value is $61,200,582.)
 Greenwich Capital Markets, Inc.
 4.50%........................................  05/01/01  140,000    140,000,000
 (Agreement dated 04/30/01 to be repurchased at $140,017,500, collateralized by $248,529,021 U.S. Treasury STRIPS 0.00% due
  from 05/15/01 to 11/15/21. The market value is $142,803,140.)
 J.P. Morgan Securities, Inc.
 4.45%........................................  05/01/01  145,000    145,000,000
 (Agreement dated 04/30/01 to be repurchased at $145,017,924, collateralized by $155,359,000 U.S. Treasury Bonds and STRIPS
  0.00% to 4.75% due from 08/15/02 to 11/15/08. The market value is $147,900,718.)

                                T-Fund Portfolio
                      Statement of Net Assets (Continued)
                                  (Unaudited)
--------------------------------------------------------------------------------

Investments                                      Maturity   Par
in Securities                                      Date    (000)       Value
-------------                                    -------- -------- -------------

REPURCHASE AGREEMENTS (continued)
 Lehman Brothers, Inc.
 4.20%.........................................  05/04/01 $100,000 $ 100,000,000
 (Agreement dated 04/23/01 to be repurchased at $100,128,333, collateralized by $89,378,000 U.S. Treasury Bonds and Inflation
  Indexed Securities 3.50% to 13.85% due from 01/15/11 to
  02/15/29 The market value is $102,003,485.)
 4.69%.........................................  05/16/01  120,000   120,000,000
 (Agreement dated 03/19/01 to be repurchased at $120,906,733, collateralized by $101,000,000 U.S. Treasury Bonds and
  Inflation Indexed Securities 3.625% to 13.25% due from 11/15/07 to 08/15/28. The market value is $122,405,295.)
 Merrill Lynch Government Securities, Inc.
 4.40%.........................................  05/01/01  145,000   145,000,000
 (Agreement dated 04/30/01 to be repurchased at $145,017,722, collateralized by $250,105,000 U.S. Treasury STRIPS 0.00% due
  from 05/15/10 to 05/15/11. The market value is $147,902,019.)
 Morgan Stanley & Co., Inc.
 4.5175%.......................................  05/01/01  440,000   440,000,000
 (Agreement dated 04/30/01 to be repurchased at $440,055,214, collateralized by $408,799,000 U.S. Treasury Bonds and Notes
  6.25% to 7.50% due from 08/31/02 to 11/15/24. The market value is $448,932,326.)
 Nesbitt Burns Securities, Inc.
 4.50%.........................................  05/01/01  140,000   140,000,000
 (Agreement dated 04/30/01 to be repurchased at $140,017,500, collateralized by $130,897,000 U.S. Treasury Bonds and Notes
  6.25% to 6.875% due from 05/15/06 to 08/15/23. The market value is $142,801,276.)
 Salomon Smith Barney, Inc.
 4.43%.........................................  05/01/01  145,000   145,000,000
 (Agreement dated 04/30/01 to be repurchased at $145,017,843, collateralized by $104,025,000 U.S. Treasury Bonds 12.00% due
  08/15/13. The market value is $147,975,563.)

Investments                                     Maturity   Par
in Securities                                     Date    (000)       Value
-------------                                   -------- -------- --------------

REPURCHASE AGREEMENTS (continued)
 UBS Warburg Dillon Read LLC
 4.45%........................................  05/01/01 $125,000 $  125,000,000
 (Agreement dated 04/30/01 to be repurchased at $125,015,451, collateralized by $111,880,000 U.S. Treasury Inflation Indexed
  Securities 3.875% due due 04/15/29. The market value is
  $127,504,507.37.)
 4.13%........................................  05/08/01  100,000    100,000,000
 (Agreement dated 04/24/01 to be repurchased at $100,160,611, collateralized by $194,522,000 U.S Treasury Bonds, Inflation
  Indexed Securities and STRIPS 0.00% to 15.75% due from
  08/31/01 to 04/15/29. The market value is $102,071,894.)
 5.11%........................................  05/14/01  125,000    125,000,000
 (Agreement dated 02/14/01 to be repurchased at $126,579,132, collateralized by $636,590,000 U.S. Treasury Inflation Indexed
  Securities 6.125% due 11/15/27. The market value is
  $128,858,555.)
 4.87%........................................  06/08/01  110,000    110,000,000
 (Agreement dated 03/08/01 to be repurchased at $111,369,011, collateralized by $100,070,000 U.S. Treasury Inflation Indexed
  Securities 3.625% due 01/15/08. The market value is
  $113,009,504.)
 4.44%........................................  08/06/01   60,000     60,000,000
 (Agreement dated 04/06/01 to be repurchased at $60,902,800, collateralized by $217,735,000 U.S. Treasury Inflation Indexed
  Securities 8.00% due 11/15/21. The market value is
  $61,381,674.)
 4.49%........................................  08/23/01   50,000     50,000,000
 (Agreement dated 03/27/01 to be repurchased at $50,929,181, collateralized by $253,025,000 U.S. Treasury Inflation Indexed
  Securities 6.125% due 11/15/27. The market value is
  $51,217,323.)
                                                                  --------------
  Total..........................................................  2,714,000,000
                                                                  --------------

                                T-Fund Portfolio
                      Statement of Net Assets (Concluded)
                                  (Unaudited)
--------------------------------------------------------------------------------

                                                                     Value
                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
 (Cost $2,997,505,146*).............................     100.1%  $2,997,505,146
LIABILITIES IN EXCESS OF OTHER ASSETS...............      (0.1%)     (4,408,361)
                                                      --------   --------------
NET ASSETS (Equivalent to $1.00 per share based on
 2,303,391,923 Institutional Shares, 588,655,867
 Dollar Shares and 101,149,064 Cash Management
 Shares outstanding.)...............................     100.0%  $2,993,096,785
                                                      ========   ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
 ($2,993,096,785 / 2,993,196,854).............................            $1.00
                                                                          =====

--------
*  Cost for federal income tax purposes.

                                T-Fund Portfolio
                              Maturity Information
                                 April 30, 2001

    Maturity                            Par                                           Percentage
  -------------                    --------------                                     ----------
      1-30 Days                    $2,354,000,000                                        78.6%
     31-60 Days                       205,000,000                                         6.8
     61-90 Days                        50,000,000                                         1.7
    91-120 Days                       360,000,000                                        12.0
  Over 150 Days                        28,000,000                                         0.9

                       Average Weighted Maturity--23 days

                See accompanying notes to financial statements.

                    BlackRock Provident Institutional Funds
                         Federal Trust Fund Portfolio
                            Statement of Net Assets
                                April 30, 2001
                                  (Unaudited)
-------------------------------------------------------------------------------

                                                    Maturity   Par
Investments in Securities                             Date    (000)     Value
-------------------------                           -------- ------- ------------

U.S. GOVERNMENT AGENCY & INSTRUMENTALITY OBLIGATIONS--100.2%
Federal Farm Credit Bank Bonds--1.9%
 5.25%............................................  05/01/02 $ 1,500 $  1,508,191
 6.88%............................................  05/01/02   2,500    2,553,612
                                                                     ------------
                                                                        4,061,803
                                                                     ------------
Federal Farm Credit Bank Discount Notes--12.6%
 4.80%............................................  05/04/01   6,600    6,597,360
 4.32%............................................  05/09/01  10,000    9,990,400
 4.30%............................................  05/11/01     105      104,875
 4.75%............................................  05/22/01   6,850    6,831,020
 4.58%............................................  07/05/01     357      354,048
 4.36%............................................  02/15/02   2,400    2,315,707
                                                                     ------------
                                                                       26,193,410
                                                                     ------------
Federal Farm Credit Bank Variable Rate Notes**--12.0%
 4.86%............................................  05/11/01   5,000    5,000,000
 4.99%............................................  05/29/01  20,000   20,000,000
                                                                     ------------
                                                                       25,000,000
                                                                     ------------
Federal Home Loan Bank Discount Notes--45.5%
 4.60%............................................  05/01/01   1,116    1,116,000
 4.81%............................................  05/02/01  11,674   11,672,440
 4.92%............................................  05/11/01     330      329,549
 5.17%............................................  05/11/01   2,169    2,165,885
 4.27%............................................  05/18/01   6,000    5,987,902
 4.33%............................................  05/18/01  45,000   44,907,987
 4.86%............................................  06/08/01   4,500    4,476,915
 5.16%............................................  07/18/01   5,750    5,685,715
 5.04%............................................  07/25/01   5,000    4,940,500
 4.99%............................................  08/15/01   8,800    8,670,704
 4.38%............................................  09/26/01   5,000    4,909,967
                                                                     ------------
                                                                       94,863,564
                                                                     ------------
Student Loan Marketing Association Discount Notes--21.8%
 4.50%............................................  05/01/01   8,500    8,500,000
 4.27%............................................  05/10/01   5,800    5,793,808
 4.28%............................................  05/25/01   9,715    9,687,280
 4.84%............................................  05/31/01   3,300    3,286,690
 4.69%............................................  06/11/01   3,000    2,983,976
 4.19%............................................  06/20/01   6,540    6,501,941
 5.00%............................................  06/29/01     867      859,895
 4.55%............................................  07/02/01   5,000    4,960,819
 4.60%............................................  02/08/02   3,000    2,889,641
                                                                     ------------
                                                                       45,464,050
                                                                     ------------
Tennessee Valley Authority Bonds--0.7%
 6.50%............................................  08/20/01   1,500    1,508,246
                                                                     ------------

                See accompanying notes to financial statements.

                                                    Maturity   Par
Investments in Securities                             Date    (000)     Value
-------------------------                           -------- ------- ------------

U.S. GOVERNMENT AGENCY & INSTRUMENTALITY OBLIGATIONS (continued)
Tennessee Valley Authority
 Discount Notes--5.7%
 4.28%............................................  05/10/01 $ 2,471 $  2,468,359
 4.74%............................................  05/11/01   2,433    2,429,796
 4.77%............................................  05/11/01   7,067    7,057,636
                                                                     ------------
                                                                       11,955,791
                                                                     ------------

TOTAL INVESTMENTS IN SECURITIES
 (Cost $209,046,864*)....................................  100.2%  209,046,864
LIABILITIES IN EXCESS OF OTHER ASSETS....................   (0.2)     (487,284)
                                                           -----  ------------
NET ASSETS (Equivalent to $1.00 per share based on
 195,901,418 Institutional Shares and 12,763,379 Dollar
 Shares outstanding).....................................  100.0% $208,559,580
                                                           =====  ============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE
 ($208,559,580 / 208,664,797)...................................         $1.00
                                                                         =====

--------
 * Cost for federal income tax purposes.
** Variable Rate Obligations--the interest rate shown is as of April 30, 2001, and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount owned can be recovered upon demand.

                         Federal Trust Fund Portfolio
                             Maturity Information
                                April 30, 2001

    Maturity                            Par                                            Percentage
  -------------                     ------------                                       ----------
      1-30 Days                     $150,830,000                                          71.9%
     31-60 Days                       18,207,000                                           8.7
     61-90 Days                       16,107,000                                           7.7
    91-120 Days                       10,300,000                                           4.9
   121-150 Days                        5,000,000                                           2.4
  Over 150 Days                        9,400,000                                           4.4

                      Average Weighted Maturity--44 days

                    BlackRock Provident Institutional Funds
                         Treasury Trust Fund Portfolio
                            Statement of Net Assets
                                 April 30, 2001
                                  (Unaudited)
--------------------------------------------------------------------------------

Investments                                       Maturity   Par
in Securities                                       Date    (000)      Value
-------------                                     -------- -------- ------------

U.S. GOVERNMENT SECURITIES--98.7%
U.S. Treasury Bills--19.6%
 4.75%..........................................  05/03/01 $  3,190 $  3,189,158
 4.83%..........................................  05/03/01    1,746    1,745,531
 4.95%..........................................  05/03/01   30,000   29,991,742
 4.98%..........................................  05/03/01   16,470   16,465,441
 4.92%..........................................  05/10/01   40,000   39,950,800
 4.91%..........................................  05/17/01   13,800   13,769,916
 4.32%..........................................  05/31/01   35,000   34,874,000
 4.36%..........................................  06/14/01      830      825,577
 4.54%..........................................  06/14/01   35,000   34,805,789
 3.99%..........................................  07/19/01   35,110   34,802,583
 3.74%..........................................  07/26/01    5,030    4,985,120
 3.82%..........................................  07/26/01    2,990    2,962,715
                                                                    ------------
                                                                     218,368,372
                                                                    ------------
U.S. Treasury Notes--79.1%
 5.63%..........................................  05/15/01   47,000   47,021,174
 8.00%..........................................  05/15/01   70,000   70,087,954
 6.50%..........................................  05/31/01  255,000  255,478,287
 6.63%..........................................  06/30/01  160,000  160,649,963
 5.50%..........................................  07/31/01   60,000   60,184,844
 6.63%..........................................  07/31/01   69,515   69,916,727
 7.88%..........................................  08/15/01   34,055   34,416,015
 5.50%..........................................  08/31/01   35,000   35,117,613
 6.50%..........................................  08/31/01  145,000  146,012,669
                                                                    ------------
                                                                     878,885,246
                                                                    ------------


                See accompanying notes to financial statements.

                                                                     Value
                                                                 --------------
TOTAL INVESTMENTS IN SECURITIES
 (Cost $1,097,253,618*).................................   98.7% $1,097,253,618
OTHER ASSETS IN EXCESS OF LIABILITIES...................    1.3      14,428,769
                                                          -----  --------------
NET ASSETS (Equivalent to $1.00 per share based on
 733,090,630 Institutional Shares, 371,473,928 Dollar
 Shares and 7,525,901 Cash Management Shares
 outstanding)...........................................  100.0% $1,111,682,387
                                                          =====  ==============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE
 ($1,111,682,387 / 1,112,090,459)..............................           $1.00
                                                                          =====

--------
 *   Cost for federal income tax purposes.

                         Treasury Trust Fund Portfolio
                              Maturity Information
                                 April 30, 2001

    Maturity                           Par                                            Percentage
  ------------                     ------------                                       ----------
     1-30 Days                     $222,206,000                                          20.3%
    31-60 Days                      325,830,000                                          29.8
    61-90 Days                      203,130,000                                          18.6
   91-120 Days                      163,570,000                                          14.9
  121-150 Days                      180,000,000                                          16.4

                       Average Weighted Maturity--59 days

                    BlackRock Provident Institutional Funds
                               MuniFund Portfolio
                            Statement of Net Assets
                                 April 30, 2001
                                  (Unaudited)
--------------------------------------------------------------------------------

                                                 Maturity    Par
Investments in Securities                          Date     (000)      Value
-------------------------                        -------- --------- ------------

MUNICIPAL BONDS--99.4%
Alabama--1.4%
 Columbia Development PCRB DN
  (A-1, VMIG-1)**
 4.60%.........................................  05/01/01   $   100 $    100,000
 Homewood Educational Development Authority (Samford University) DN
  (Bank of Nova Scotia LOC) (VMIG-1)**
 4.40%.........................................  05/01/01    10,000   10,000,000
                                                                    ------------
                                                                      10,100,000
                                                                    ------------
Alaska--1.5%
 Alaska State Housing Finance Corporation MB (Banco de Santander
  LOC) (A-1+)
 4.40%.........................................  05/10/01     5,305    5,305,000
 Anchorage TAN Series 2001 (SP-1+, MIG-1)
 3.75%.........................................  12/14/01     5,500    5,519,949
                                                                    ------------
                                                                      10,824,949
                                                                    ------------
California--2.9%
 California Health Facilities Financing Authority (Scripps Memorial
  Hospital) Series 1998A DN (MBIA Insurance)
  (A-1+, VMIG-1)**
 3.95%.........................................  05/07/01       300      300,000
 California Housing Financing Agency Series L DN (FSA Insurance)
  (A-1+, VMIG-1)**
 3.90%.........................................  05/07/01    14,570   14,570,000
 California Statewide Community Development Authority DN (MBIA
  Insurance, Bank of America SBPA)
  (A-1+, VMIG-1)**
 4.20%.........................................  05/01/01     6,800    6,800,000
                                                                    ------------
                                                                      21,670,000
                                                                    ------------
Colorado--1.6%
 Colorado Educational & Cultural Facilities Authority (National
  Cable Television Center) DN (A-1+)**
 4.25%.........................................  05/07/01       850      850,000
 Colorado Housing Finance Authority Multifamily Housing RB
  (Huntington Project) Series J DN (Federal National Mortgage
  Association) (A-1+)**
 4.30%.........................................  05/07/01     1,000    1,000,000
 Douglas County School District TAN
  (SP-1+, VMIG-1)
 5.00%.........................................  06/29/01     2,500    2,502,650
 Garfield County Hospital RB Series 1999 DN (Banc One LOC) (A-1)**
 4.32%.........................................  05/07/01     7,500    7,500,000
                                                                    ------------
                                                                      11,852,650
                                                                    ------------

                                                 Maturity    Par
Investments in Securities                          Date     (000)      Value
-------------------------                        -------- --------- ------------

MUNICIPAL BONDS (continued)
Delaware--1.6%
 Delaware Valley Regional Tax-Exempt Trust Receipts Local
  Government RB Series 2001A DN (Kredietbank LOC)**
  (A-1+)
 4.31%.........................................  05/07/01   $11,600 $ 11,600,000
                                                                    ------------
Florida--2.2%
 Capital Projects Finance Authority (Florida Hospital Association--
  Capital Projects Loan Program) Series 1998A DN (Credit Suisse
  LOC) (A-1+)**
 4.30%.........................................  05/07/01     4,990    4,990,000
 Florida Board of Education RB (Eagle Tax-Exempt Trust Receipts)
  Series 2001 DN (Citibank LOC)**
 4.31%.........................................  05/07/01     9,000    9,000,000
 Putnam County PCRB (Seminole Electric Project) Series 1984H (A-1+)
 3.25%.........................................  09/17/01     2,145    2,145,000
                                                                    ------------
                                                                      16,135,000
                                                                    ------------
Georgia--7.2%
 Atlanta Airport RB (Eagle Tax-Exempt Trust Receipts) Series 2000
  DN (Citibank LOC) (A-1+)**
 4.31%.........................................  05/01/01     5,000    5,000,000
 Atlanta Water & Wastewater RB Series 2000A DN**
 4.40%.........................................  05/01/01     4,000    4,000,000
 Bibb County Development Authority Educational Facilities RB
  (Tattnall Square Academy) DN
  (Wachovia Bank LOC) (A-1+)**
 4.30%.........................................  05/07/01     3,950    3,950,000
 Clayton County Hospital Authority RB RAN Series 1991 (MBIA
  Insurance)
 6.50%.........................................  08/01/01     2,900    2,980,928
 Cobb County Development Authority RB (Highland Park Associates
  Project) DN (Suntrust Bank LOC)**
 4.30%.........................................  05/07/01     2,050    2,050,000
 Cobb County Housing Authority Multifamily Housing RB (Post Bridge
  Project) DN (Federal National Mortgage Association) (A-1+,
  VMIG-1)**
 4.25%.........................................  05/07/01     1,200    1,200,000
 Dekalb County Housing Authority Multifamily Housing RB (Clairmont
  Crest Project) DN (Federal National Mortgage Association) (A-1+,
  VMIG-1)**
 4.25%.........................................  05/07/01       500      500,000

                               MuniFund Portfolio
                      Statement of Net Assets (Continued)
                                  (Unaudited)
--------------------------------------------------------------------------------

                                                   Maturity   Par
Investments in Securities                            Date    (000)     Value
-------------------------                          -------- ------- ------------

MUNICIPAL BONDS (continued)
Georgia (continued)
 Effingham County Development Authority PCRB (Savannah Electric &
  Power Company Project) DN (A-1, VMIG-1)**
 4.40%...........................................  05/01/01 $ 2,100 $  2,100,000
 Fulton County IDA (Epstein School Project) DN (Suntrust Bank LOC)
  (A-1+C)**
 4.30%...........................................  05/07/01   2,000    2,000,000
 Fulton County IDA (Epstein School Project) DN (AMBAC Insurance)
  (A-1+C)**
 4.31%...........................................  05/07/01   2,000    2,000,000
 Macon-Bibb County Hospital Authority (The Medical Center of
  Central Georgia) DN (Suntrust Bank LOC)**
 4.30%...........................................  05/07/01   3,000    3,000,000
 Macon-Bibb County Hospital RAN Series 2000 DN (Suntrust Bank LOC)
  (A-1+, VMIG-1)**
 4.40%...........................................  05/01/01  18,500   18,500,000
 Monroe County Development Authority DN (AMBAC Insurance)**
 4.40%...........................................  05/01/01   6,265    6,265,000
                                                                    ------------
                                                                      53,545,928
                                                                    ------------
Idaho--0.7%
 Idaho State BAN (SP-1+, MIG-1)
 5.375%..........................................  06/29/01   5,500    5,508,558
                                                                    ------------
Illinois--16.6%
 Chicago GO Series W MB (First Union Merlot) (AMBAC Insurance)
  (VMIG-1)
 4.40%...........................................  09/01/01   2,000    2,000,000
 Chicago Sales Tax RB DN (First Union Merlot, FGIC Insurance)
  (VMIG-1)**
 4.37%...........................................  05/07/01   5,000    5,000,000
 Chicago Sales Tax RB DN Series 1999 SG-131 (Societe Generale LOC)
  (A-1+C)**
 4.26%...........................................  05/07/01   8,000    8,000,000
 Chicago Skyway Toll (Eagle Tax Exempt Trust Receipts) Series 2001B
  DN (Citibank LOC) (A-1+)**
 4.31%...........................................  05/07/01   3,505    3,505,000
 Chicago Skyway Toll Municipal Trust Certificates Series Z DN
  (VMIG-1)**
 4.29%...........................................  05/07/01   6,500    6,500,000
 Chicago Tender Notes GO Series 2001
 3.65%...........................................  08/09/01   3,805    3,805,000
 Cook County GO DN (A-1+, VMIG-1)**
 4.35%...........................................  05/07/01     100      100,000

                                                   Maturity   Par
Investments in Securities                            Date    (000)     Value
-------------------------                          -------- ------- ------------

MUNICIPAL BONDS (continued)
Illinois (continued)
 Cook County GO Series 1991 MB (Kredietbank LOC)
 6.75%...........................................  11/01/01 $16,430 $ 17,040,112
 Illinois Development Finance Authority Multifamily RB (Merrill
  Lynch Trust Receipts) Series 2001 DN (A-1C+)**
 4.59%...........................................  05/07/01  10,350   10,350,000
 Illinois Educational Facilities Authority RB (National Louis
  University) Series 1999A DN (Banc One LOC) (A-1+)**
 4.34%...........................................  05/07/01   5,740    5,740,000
 Illinois Health Facilities Authority PCRB Revolving Fund Pooled
  Financing Program (The University of Chicago Project) MB
 3.50%...........................................  05/01/01   4,000    4,000,000
 Illinois Health Facilities Authority RB (Evanston Hospital
  Corporation Project) MB (A-1+, VMIG-1)
 4.45%...........................................  07/31/01   8,000    8,000,000
 Illinois Health Facilities Authority RB (Northwestern Memorial
  Hospital Project) Series 1995 DN (A-1+, VMIG-1)**
 4.35%...........................................  05/01/01   5,000    5,000,000
 Illinois Health Facilities Authority RB (Southern Illinois
  Hospital Services Project) Series 1991 MB (MBIA Insurance)
 6.63%...........................................  03/01/02   6,255    6,555,634
 Illinois Health Facilities Authority RB (Streetville Corporation
  Project) Series 1993A DN (A-1+, VMIG-1)**
 4.30%...........................................  05/07/01   1,000    1,000,000
 Illinois Housing Finance Authority Series 1999B MB (VMIG-1)
 4.28%...........................................  12/05/01   4,400    4,400,000
 Illinois Metropolitan Pier Expo Authority (Eagle Tax-Exempt Trust
  Receipts) Series 2000 DN (FGIC Insurance) (A-1C+)**
 4.31%...........................................  05/07/01   2,000    2,000,000
 Illinois Regional Transportation Authority (Eagle Tax-Exempt Trust
  Receipts) Series 2000 DN (MBIA Insurance) (A-1C+)**
 4.31%...........................................  05/07/01   5,000    5,000,000
 Illinois State Sales Tax RB TRAN
 7.00%...........................................  06/15/01   3,750    3,778,338

                               MuniFund Portfolio
                      Statement of Net Assets (Continued)
                                  (Unaudited)
--------------------------------------------------------------------------------

                                                    Maturity  Par
Investments in Securities                             Date   (000)     Value
-------------------------                           -------- ------ ------------

MUNICIPAL BONDS (continued)
Illinois (continued)
 Illinois Trust Receipts GO Series 1999 DN (Societe Generale LOC)
  (A-1C+)**
 4.32%............................................  05/07/01 $5,000 $  5,000,000
 Kane McHenry, Cook & De Kalb Counties Unit School District Series
  7 DN (MBIA Insurance) (VMIG-1)**
 4.34%............................................  05/07/01  9,000    9,000,000
 University of Illinois Auxiliary Facilities System RB (Eagle Tax-
  Exempt Trust Receipts) Series 2000 DN (A-1+)**
 4.31%............................................  05/07/01  3,855    3,855,000
 University of Illinois Auxiliary Facilities System RB (Eagle Tax-
  Exempt Trust Receipts) Series 2000 DN (MBIA Insurance) (VMIG-1)**
 4.37%............................................  05/07/01  3,500    3,500,000
                                                                    ------------
                                                                     123,129,084
                                                                    ------------
Indiana--0.7%
 Indiana Municipal Power Agency Power Supply System RB Series 2000A
  DN (Toronto Dominion LOC) (A-1+, VMIG-1)**
 4.15%............................................  05/07/01    500      500,000
 Indianapolis Thermal Board BAN Series 2000A (Key Bank N.A. LOC)
  (MIG-1)
 5.00%............................................  05/01/01  3,000    3,000,000
 Monroe County Industrial Hospital RB (Bloomington Hospital
  Project) Series 1992 MB (MBIA Insurance)
 6.70%............................................  05/01/02  2,000    2,086,651
                                                                    ------------
                                                                       5,586,651
                                                                    ------------
Iowa--4.0%
 Des Moines Commercial Development DN (A-1+)**
 4.50%............................................  05/07/01  5,600    5,600,000
 Iowa Higher Education Loan Authority (Private College Project) DN
  (A-1+, VMIG-1)**
 4.30%............................................  05/07/01  1,700    1,700,000
 Iowa School Corporation Warrant Certificates BAN Series 2000A
  (SP-1+, MIG-1)
 5.50%............................................  06/22/01  8,000    8,011,010
 Urbandale IDRB (Aurora Business Park Association Project) Series
  1985 DN (A-1+)**
 4.45%............................................  05/07/01  9,200    9,200,000
 Urbandale IDRB (Meredith Association Project) Series 1985 DN (A-
  1+)**
 4.45%............................................  05/07/01  5,000    5,000,000
                                                                    ------------
                                                                      29,511,010
                                                                    ------------

                                                   Maturity   Par
Investments in Securities                            Date    (000)     Value
-------------------------                          -------- ------- ------------

MUNICIPAL BONDS (continued)
Kansas--0.5%
 Kansas Department of Transportation (Eagle Tax-Exempt Trust
  Receipts) Series 2000 DN (Citibank LOC)
  (A-1C+)**
 4.31%...........................................  05/07/01 $ 4,000 $  4,000,000
                                                                    ------------
Kentucky--4.7%
 Jefferson County Capital Projects Corporation RB Series 1996A DN
  (Kredietbank LOC)**
 5.50%...........................................  04/01/02   1,005    1,026,443
 Kentucky Asset Liability Common General Fund Revenue Series 2000A
  MB (Credit Locale de France LOC)
  (A-1+, VMIG-1)
 3.15%...........................................  07/16/01  20,000   20,000,000
 Kentucky Asset Liability Common General Fund Revenue TRAN Series
  2000A MB (SP-1+, MIG-1)
 5.25%...........................................  06/27/01   5,000    5,005,303
 Kentucky Interlocal School BAN Series 2000 (SP-1+)
 5.00%...........................................  06/29/01   8,700    8,708,076
                                                                    ------------
                                                                      34,739,822
                                                                    ------------
Louisiana--0.1%
 Louisiana Public Facilities Authority Hospital RB (Willis-Knighton
  Medical Center Project) Series 1997 DN (AMBAC Insurance) (A-1+,
  VMIG-1)**
 4.30%...........................................  05/07/01     600      600,000
                                                                    ------------
Maine--0.4%
 Maine Turnpike Authority RB (Eagle Tax-Exempt Trust Receipts)
  Series 2000 DN (Citibank LOC) (A-1C+)**
 4.31%...........................................  05/07/01   3,000    3,000,000
                                                                    ------------
Maryland--5.6%
 Baltimore County Revenue Refunding Bonds (Paths at Loveton Farms
  Apartments Facility Project) DN (FNB Maryland LOC) (A-1)**
 4.60%...........................................  05/07/01   5,440    5,440,000
 Frederick County (Homewood Incorporated Facility Project) DN (FNB
  Maryland LOC) (A-1)**
 4.60%...........................................  05/07/01  10,450   10,450,000

                               MuniFund Portfolio
                      Statement of Net Assets (Continued)
                                  (Unaudited)
--------------------------------------------------------------------------------

                                                    Maturity  Par
Investments in Securities                             Date   (000)     Value
-------------------------                           -------- ------ ------------

MUNICIPAL BONDS (continued)
Maryland (continued)
 Maryland State Health & Higher Education Facilities Authority RB
  (Doctors Community Hospital Project) Series 1997 DN (Allfirst
  Bank LOC)
  (A-1)**
 4.55%............................................  05/07/01 $7,030 $  7,030,000
 Maryland State Health & Higher Education Facilities Authority RB
  (Doctors Community Hospital Project) Series 1999 DN (Allfirst
  Bank LOC) (A-1)**
 4.55%............................................  05/07/01  3,920    3,920,000
 Maryland State Health & Higher Education Facilities Authority RB
  (Kennedy Krieger Project) Series 1993D DN (Allfirst Bank LOC) (A-
  1)**
 4.15%............................................  05/07/01  5,700    5,700,000
 Maryland State Health & Higher Education Facilities Authority RB
  (The Norwood School Project) Series 1998 DN (Allfirst Bank LOC)
  (A-1)**
 4.42%............................................  05/07/01  7,505    7,505,000
 Montgomery County Economic Development Authority RB (Brooke Grove
  Foundation Incorporated Project) DN (Allfirst Bank LOC) (A-1)**
 4.60%............................................  05/07/01  1,910    1,910,000
                                                                    ------------
                                                                      41,955,000
                                                                    ------------
Michigan--1.1%
 Detroit Economic Development Corporation (Waterfront Reclamation
  Project) Series C DN (Lasalle National Bank LOC) (A-1+)**
 4.30%............................................  05/07/01  2,000    2,000,000
 Michigan State Building Authority Eagle Tax-Exempt Trust Receipts
  Series 2001 DN (Citibank LOC) (A-1+)**
 4.31%............................................  05/07/01  3,000    3,000,000
 Pellston School District GO Series 1992 MB (FSA Insurance)
 6.63%............................................  05/01/02  1,000    1,052,694
 Saline Area School Building and Site Bonds Series 2000B MB DN
  (Landesbank Schleswig-Holstein LOC) (A-1+)**
 4.35%............................................  05/07/01  2,000    2,000,000
                                                                    ------------
                                                                       8,052,694
                                                                    ------------

                                                    Maturity  Par
Investments in Securities                             Date   (000)     Value
-------------------------                           -------- ------ ------------

MUNICIPAL BONDS (continued)
Minnesota--1.5%
 Hennepin County GO Series 1997C DN (Westdeutsche Landesbank SBPA)
  (A-1+, VMIG-1)**
 4.10%............................................  05/07/01 $  500 $    500,000
 Minneapolis & St. Paul Airport RB Series 2000A DN (FGIC Insurance)
  (VMIG-1)**
 4.37%............................................  05/07/01  5,000    5,000,000
 Minneapolis Convention Center GO Series 2000 DN (Bayerische
  Landesbank Girozentrale LOC) (A-1, VMIG-1)**
 4.10%............................................  05/07/01    700      700,000
 Minneapolis GO Series 2000A DN (Bayerische Landesbank Girozentrale
  LOC) (A-1, VMIG-1)**
 4.10%............................................  05/07/01    100      100,000
 Minneapolis Public Works DN (Bayerische Hypo-Und Verinsbank LOC)
  (A-1+, VMIG-1)**
 4.10%............................................  05/07/01  3,300    3,300,000
 Minnesota State Housing Finance Authority MB (A-1+, VMIG-1)
 4.40%............................................  07/02/01  1,300    1,300,000
                                                                    ------------
                                                                      10,900,000
                                                                    ------------
Missouri--0.4%
 Kansas City IDRB (Mid-America Health Services Project) Series 1984
  DN (Bank of New York LOC)
  (A-1, VMIG-1)**
 4.25%............................................  05/07/01    200      200,000
 Missouri State Development Finance Board Lease RB Series 1999 DN
  (A-1+)**
 4.35%............................................  05/07/01  2,900    2,900,000
                                                                    ------------
                                                                       3,100,000
                                                                    ------------
Nevada--1.2%
 Clark County Airport Systems Series 1993A DN (National Westminster
  LOC) (A-1+, VMIG-1)**
 4.15%............................................  05/07/01    900      900,000
 Clark County PCRB MB (FGIC Insurance)
 6.90%............................................  06/01/01  1,000    1,002,103
 Las Vegas Valley Water Authority TECP (UBS LOC) (A-1+, P-1)
 3.25%............................................  05/11/01  6,000    6,000,000

                               MuniFund Portfolio
                      Statement of Net Assets (Continued)
                                  (Unaudited)
--------------------------------------------------------------------------------

                                                   Maturity   Par
Investments in Securities                            Date    (000)     Value
-------------------------                          -------- ------- ------------

MUNICIPAL BONDS (continued)
Nevada (continued)
 Nevada GO Series 1991A MB
 6.20............................................  05/01/01 $ 1,000 $  1,010,000
                                                                    ------------
                                                                       8,912,103
                                                                    ------------
New Hampshire--0.5%
 New Hampshire Health & Higher Education Facilities Authority (VHA
  of New England Capital Asset Financing Program) Series 1985B DN
  (Mellon Bank N.A. LOC) (A-1+, VMIG-1)**
 4.27%...........................................  05/07/01   1,900    1,900,000
 New Hampshire Health & Higher Education Facilities Authority (VHA
  of New England Capital Asset Financing Program) Series 1985D DN
  (AMBAC Insurance) (A-1+, VMIG-1)**
 4.27%...........................................  05/07/01   1,800    1,800,000
                                                                    ------------
                                                                       3,700,000
                                                                    ------------
New Jersey--2.0%
 Mercer County Import Authority RB Series 1998 DN (Bank America
  LOC) (A-1+)**
 4.14%...........................................  05/07/01     600      600,000
 New Jersey Economic Development Authority RB (El Dorado Terminals
  Project) Series 1999A DN**
 4.15%...........................................  05/01/01   2,400    2,400,000
 New Jersey State Educational Facilities RB (Caldwell College
  Project) Series 2000B DN (VMIG-1)**
 4.05%...........................................  05/07/01     600      600,000
 New Jersey TRAN (A-1+, P-1)
 3.05%...........................................  05/07/01  11,000   11,000,000
                                                                    ------------
                                                                      14,600,000
                                                                    ------------
New York--0.7%
 Triborough Bridge and Tunnel Authority General Purpose Revenue BAN
  Series 2001A (SP-1+, MIG-1)
 5.00%...........................................  01/17/02   5,000    5,069,397
                                                                    ------------
North Carolina--0.9%
 Buncombe County GO Series 1997 DN (A-1+, VMIG-1)**
 4.45%...........................................  05/07/01   3,875    3,875,000
 Mecklenburg County Series 2000 DN (Bank of America LOC)
  (A-1+, VMIG-1)**
 4.25%...........................................  05/07/01     450      450,000

                                                    Maturity  Par
Investments in Securities                             Date   (000)     Value
-------------------------                           -------- ------ ------------

MUNICIPAL BONDS (continued)
North Carolina (continued)
 Mecklenburg County GO Series 1996C DN (Bank of America LOC)
  (A-1+, VMIG-1)**
 4.20%............................................  05/07/01 $  200 $    200,000
 North Carolina Gaston Day School Educational Facilities RB Series
  2000 DN (Bank of America LOC)**
 4.25%............................................  05/07/01    100      100,000
 North Carolina Housing Finance Agency First Union Merlots Series
  2000A DN (First Union Bank LOC) (VMIG-1)**
 4.42%............................................  05/07/01    100      100,000
 North Carolina Medical Care Commission Health Care Facility RB
  (Lutheran Services for the Aging Project) Series 1998 DN (Branch
  Banking and Trust Company LOC) (A-1)**
 4.35%............................................  05/07/01    100      100,000
 North Carolina Medical Care Commission Hospital RB (Duke
  University Hospital Project) Series 1985B DN (A-1+, VMIG-1)**
 3.95%............................................  05/07/01    300      300,000
 North Carolina Medical Care Commission Hospital RB (Moses H. Cone
  Memorial Hospital Project) Series 1995 DN (Wachovia Bank LOC)
  (A-1+, VMIG-1)**
 4.20%............................................  05/07/01    825      825,000
 North Carolina Medical Care Commission RB (Angel Medical Center,
  Inc. Project) Series 1997 DN (First Union National Bank of North
  Carolina LOC) (A-1)**
 4.25%............................................  05/07/01    400      400,000
 Winston-Salem Certificates of Participation (Risk Acceptance
  Management Corporation Project) Series 1988 DN (National
  Westminister Bank LOC) (A-1+, VMIG-1)**
 4.00%............................................  05/07/01    300      300,000
                                                                    ------------
                                                                       6,650,000
                                                                    ------------
Ohio--2.8%
 Cleveland Waterworks RB Series 1992F-92B MB
  (Kredietbank LOC)
 6.50%............................................  01/01/02  2,000    2,082,263
 Clinton County Hospital RB (Pooled Financing Programs) Series 1998
  DN (Fifth Third Bank LOC) (A-1+)**
 4.40%............................................  05/07/01  5,700    5,700,000

                               MuniFund Portfolio
                      Statement of Net Assets (Continued)
                                  (Unaudited)
--------------------------------------------------------------------------------

                                                 Maturity    Par
Investments in Securities                          Date     (000)      Value
-------------------------                        -------- --------- ------------

MUNICIPAL BONDS (continued)
Ohio (continued)
 Clinton County Hospital RB DN (National City Bank LOC) (VMIG-1)**
 4.40%.........................................  05/07/01   $ 8,015 $  8,015,000
 Columbus GO Unlimited Tax DN (Westduetsche Landesbank Girozentrale
  LOC) (A-1+, VMIG-1)**
 4.10%.........................................  05/07/01       365      365,000
 Middleburg Heights Southwest Hospital Improvement RB Series 1997
  DN (Key Bank N.A. LOC) (A-1)**
 4.50%.........................................  05/07/01     2,600    2,600,000
 Ohio Water Development Authority PCRB Series 1997 (Philip Morris
  Company) DN (P-1)**
 4.40%.........................................  05/07/01     1,400    1,400,000
 Warren County Health Care Facilities RB (Otterbein Homes Project)
  Series 1998B DN (Fifth Third Bank Corporation LOC) (A-1+)**
 4.15%.........................................  05/07/01       590      590,000
                                                                    ------------
                                                                      20,752,263
                                                                    ------------
Oregon--1.9%
 Umatilla County Hospital Authority RB (Catholic Health Initiatives
  Project) DN (A-1+, VMIG-1)**
 4.30%.........................................  05/07/01    14,200   14,200,000
                                                                    ------------
Pennsylvania--8.2%
 Delaware Valley Regional Finance Authority Local Government RB
  Series 1985B DN (Credit Suisse LOC) (A-1+, VMIG-1)**
 4.15%.........................................  05/07/01     1,000    1,000,000
 Franklin County IDRB DN (AMBAC Insurance) (A-1+)**
 4.39%.........................................  05/07/01     1,100    1,100,000
 Lancaster County DN (FGIC Insurance) (A-1+)**
 4.39%.........................................  05/07/01     2,000    2,000,000
 Lebanon County Health Facilities DN (Allfirst Bank LOC) (A-1)**
 4.39%.........................................  05/07/01     2,950    2,950,000
 Lycoming County Authority Hospital RB (Merrill Lynch P-Float
  Receipts) Series Pt-387 DN (A-1C+)**
 4.37%.........................................  05/07/01     4,930    4,930,000
 Pennsylvania Higher Education Facilities Authority RB (University
  of Pennsylvania Health Services Project) Series 1994B DN (A-1+,
  VMIG-1)**
 4.00%.........................................  05/07/01     8,555    8,555,000

                                                 Maturity    Par
Investments in Securities                          Date     (000)      Value
-------------------------                        -------- --------- ------------

MUNICIPAL BONDS (continued)
Pennsylvania (continued)
 Pennsylvania Higher Education Facilities Authority RB (University
  of Pennsylvania Health Services Project) Series 1996C DN (Credit
  Suisse LOC) (A-1+, VMIG-1)**
 4.00%.........................................  05/07/01   $ 5,900 $  5,900,000
 Pennsylvania Higher Education Facilities Authority RB (University
  of Pennsylvania Health Services Project) Series 1998B DN (Morgan
  Guaranty LOC) (A-1+, VMIG-1)**
 4.00%.........................................  05/07/01    26,300   26,300,000
 Pennsylvania Higher Education RB Series 2001 DN (Kredietbank LOC)
  (VMIG-1)**
 4.26%.........................................  05/07/01     3,200    3,200,000
 University Pittsburgh Commonwealth System of Higher Education
  Notes MB Series 2001A
 4.00%.........................................  04/04/02     5,000    5,035,740
                                                                    ------------
                                                                      60,970,740
                                                                    ------------
South Carolina--2.6%
 Greenwood County Hospital RB (Self Memorial Hospital) Series B DN
  (Wachovia Bank LOC) (A-1+, VMIG-1)**
 4.30%.........................................  05/07/01     4,180    4,180,000
 Piedmont Municipal Power Agency Electric Refunding RB Series 1996C
  DN (Morgan Guaranty Trust LOC) (A-1+, VMIG-1)**
 4.20%.........................................  05/07/01     1,500    1,500,000
 South Carolina Public Service Authority Eagle Tax-Exempt Trust
  Receipts Series 2000 DN (MBIA Insurance) (A-1C+)**
 4.31%.........................................  05/07/01     1,465    1,465,000
 South Carolina Public Service Authority TECP (Toronto Dominion
  LOC) (A-1+, P-1)
 3.15%.........................................  06/13/01     7,000    7,000,000
 South Carolina Public Service Authority TECP (Toronto Dominion
  LOC) (A-1+, P-1)
 3.10%.........................................  08/10/01     5,000    5,000,000
                                                                    ------------
                                                                      19,145,000
                                                                    ------------

                               MuniFund Portfolio
                      Statement of Net Assets (Continued)
                                  (Unaudited)
--------------------------------------------------------------------------------

                                                   Maturity   Par
Investments in Securities                            Date    (000)     Value
-------------------------                          -------- ------- ------------

MUNICIPAL BONDS (continued)
Tennessee--5.5%
 City of Chattanooga Health, Education & Housing Facility Board
  Series 1999 DN (Amsouth Bank of Alabama LOC)
  (A-1)**
 4.35%...........................................  05/07/01 $12,400 $ 12,400,000
 City of Chattanooga IDRB DN (Citibank LOC) (A-1C+)**
 4.31%...........................................  05/07/01   8,040    8,040,000
 City of Tusculum Health, Education & Housing Facility Board
  Educational Facilities RB (Tusculum College Project) Series 1998
  DN (Suntrust Bank LOC)**
 4.30%...........................................  05/07/01   5,900    5,900,000
 Clarksville Public Building Authority of Adjustable Rate Pooled
  Financing RB (Tennessee Municipal Bond Fund) Series 1995 DN
  (Nations Bank LOC) (A-1+)**
 4.25%...........................................  05/07/01   1,000    1,000,000
 Memphis General Improvement Refunding RB DN (Westdeutsche
  Landesbank Giroentrale LOC)
  (A-1+, VMIG-1)**
 4.30%...........................................  05/07/01     500      500,000
 Memphis GO Series 1995A DN (Westdeutsche Landesbank Girozentrale
  LOC) (A-1+, VMIG-1)**
 4.30%...........................................  05/07/01     600      600,000
 Metropolitan Government Nashville Davidson County Health &
  Education Board (Harpeth Hall School Project) DN (Suntrust Bank
  LOC)**
 4.30%...........................................  05/07/01     420      420,000
 Montgomery County Public Building Authority Pooled Financing GO
  (Tennessee County Loan Pool Project) Series 1995 DN (Bank America
  LOC) (A-1+, VMIG-1)**
 4.25%...........................................  05/07/01   1,000    1,000,000
 Shelby County DN (Citibank LOC)
  (A-1C+)**
 4.31%...........................................  05/07/01   4,000    4,000,000
 Shelby County GO TECP (Bank of America LOC) (A-1+, P-1)
 3.20%...........................................  08/17/01   5,500    5,500,000
 Washington County IDRB (Springbrook Properties Project) Series
  1996 DN (Suntrust Bank LOC) (A-1+, VMIG-1)**
 4.30%...........................................  05/07/01   1,300    1,300,000
                                                                    ------------
                                                                      40,660,000
                                                                    ------------

                                                   Maturity   Par
Investments in Securities                            Date    (000)     Value
-------------------------                          -------- ------- ------------

MUNICIPAL BONDS (continued)
Texas--8.4%
 Austin Electrical Utilities DN (FSA Insurance)**
 4.31%...........................................  05/07/01 $ 3,300 $  3,300,000
 Austin Water & Wastewater System RB DN (Citibank LOC) (A-1C+)**
 4.31%...........................................  05/07/01   5,000    5,000,000
 Austin Water & Wastewater System RB DN (MBIA Insurance) (VMIG-1)**
 4.37%...........................................  05/07/01   2,500    2,500,000
 City of Houston Eagle Tax-Exempt Receipts RB Series 2001 DN (FSA
  Insurance) (A-1+)**
 4.31%...........................................  05/07/01   4,000    4,000,000
 Harris County Flood Control District GO Series1992A MB (Aa1)
 7.13%...........................................  10/01/01   1,215    1,233,665
 Harris County TECP Series A
  (A-1+, P-1)
 3.25%...........................................  05/25/01   9,660    9,660,000
 Harris County TECP Series A
  (A-1+, P-1)
 3.25%...........................................  05/31/01  10,000   10,000,000
 Houston Higher Education Eagle Tax-Exempt Trust Receipts Series
  2001 DN (Citibank LOC) (A-1+)**
 4.31%...........................................  05/07/01   2,500    2,500,000
 Red River Educational Development Authority Trust Receipts Series
  109 DN (Societe Generale LOC) (A-1C+)**
 4.32%...........................................  05/07/01   3,570    3,570,000
 San Antonio Electric & Gas RB Series 2000 DN (VMIG-1)**
 4.29%...........................................  05/07/01  10,000   10,000,000
 San Antonio GO TAN Series 1991
 6.13%...........................................  08/01/01   2,000    2,008,674
 Socorro Independent School District Unlimited Tax Building Bonds
  Series 2000 DN (Citibank LOC) (A-1C+)**
 4.31%...........................................  05/07/01   3,000    3,000,000
 Southeast Texas Housing Finance Corporation First Union Merlots
  Receipts RB Series 2001A DN (Federal National Mortgage
  Association LOC) (A-1+)**
 4.37%...........................................  05/07/01   5,710    5,710,000
                                                                    ------------
                                                                      62,482,339
                                                                    ------------

                               MuniFund Portfolio
                      Statement of Net Assets (Continued)
                                  (Unaudited)
--------------------------------------------------------------------------------

                                                   Maturity   Par
Investments in Securities                            Date    (000)     Value
-------------------------                          -------- ------- ------------

MUNICIPAL BONDS (continued)
Utah--2.6%
 Intermountain Power Agency TECP (Kredietbank LOC) (A-1+, VMIG-1)
 3.10%...........................................  08/10/01 $ 3,000 $  3,000,000
 Intermountain Power Agency TECP (Landesbank Hessen Thuringen
  Girozentrale LOC) (A-1+, VMIG-1)
 3.15%...........................................  05/22/01  16,500   16,500,000
                                                                    ------------
                                                                      19,500,000
                                                                    ------------
Vermont--1.0%
 Vermont IDA RB (Wallace Computer Service Project) Series 1984 DN
  (Wachovia Bank LOC)**
 4.30%...........................................  05/07/01   7,100    7,100,000
                                                                    ------------
Virginia--3.6%
 Chesterfield County PCRB Series 1992 DN (A-1, P-1)**
 4.40%...........................................  05/07/01  12,600   12,600,000
 City of Alexandria IDRB (YMCA of Metro Washington Facility
  Project) Series 1998 DN (Allfirst Bank LOC) (A-1+)**
 4.60%...........................................  05/07/01   2,295    2,295,000
 Commonwealth of Virginia Transportation Authority RB Series 1999B
  DN (Citibank LOC) (A-1+)**
 4.31%...........................................  05/07/01   1,000    1,000,000
 Fairfax County IDA RB (Fairfax Hospital System Project) Series
  1988B DN
  (A-1+, VMIG-1)**
 4.15%...........................................  05/07/01     600      600,000
 Hampton Redevelopment & Housing Authority Multifamily Housing RB
  (Avalon at Hampton I Project) Series 1996A DN (Federal National
  Mortgage Association) (A-1+)**
 4.15%...........................................  05/07/01   1,250    1,250,000
 Lynchburg IDA Hospital Facilities RB (VHA Mid-Atlantic States
  Capital Asset Finance Program) Series 1985B DN (AMBAC Insurance)
  (A-1+)**
 4.27%...........................................  05/07/01     600      600,000
 Lynchburg IDA Hospital Facilities RB (VHA Mid-Atlantic States
  Capital Asset Finance Program) Series 1985C DN (AMBAC Insurance)
  (A-1+, VMIG-1)**
 4.27%...........................................  05/07/01   1,500    1,500,000

                                                    Maturity  Par
Investments in Securities                             Date   (000)     Value
-------------------------                           -------- ------ ------------

MUNICIPAL BONDS (continued)
Virginia (continued)
 Lynchburg IDA Hospital Facilities RB (VHA Mid-Atlantic States
  Capital Asset Finance Program) Series 1985E DN (NBD Bank
  Corporation LOC)
  (VMIG-1)**
 4.27%............................................  05/07/01 $2,200 $  2,200,000
 Norfolk IDA Hospital RB (Childrens Hospital of the King's
  Daughters Project) Series 1998 DN (Wachovia Bank LOC) (A-1+)**
 4.25%............................................  05/07/01    600      600,000
 Virginia Beach Ocean Ranch Motel Corporation IDRB Series 1998 DN
  (Branch Banking and Trust Company LOC) (A-1, P-1)**
 4.30%............................................  05/07/01  1,000    1,000,000
 Virginia College Building Authority Educational Facilities RB
  (University of Richmond Project) Series 1996 DN (VMIG-1)**
 4.25%............................................  05/07/01    500      500,000
 Virginia State Housing Development Authority Commonwealth Mortgage
  Merrill Lynch Receipts Series 2001R DN (VMIG-1)**
 4.26%............................................  05/07/01  2,900    2,900,000
                                                                    ------------
                                                                      27,045,000
                                                                    ------------
Washington--1.8%
 ABN AMRO Munitops Certificates Trust GO Series 2001 DN (MBIA
  Insurance) (VMIG-1)**
 4.42%............................................  05/07/01  2,500    2,500,000
 Washington State GO DN (A-1+)**
 4.31%............................................  05/07/01  5,000    5,000,000
 Washington State Public Power Supply Series 2000 DN (First Union
  Bank LOC) (VMIG-1)**
 4.37%............................................  05/07/01  5,975    5,975,000
                                                                    ------------
                                                                      13,475,000
                                                                    ------------
West Virginia--0.2%
 West Virginia Financial Authority Hospital RB (VHA Mid-Atlantic
  Hospital Project) Series 1985H DN (Mellon Bank N.A. LOC) (A-1+)**
 4.27.............................................  05/07/01  1,800    1,800,000
                                                                    ------------

                              MuniFund Portfolio
                      Statement of Net Assets (Concluded)
                                  (Unaudited)
-------------------------------------------------------------------------------

                                                    Maturity  Par
Investments in Securities                             Date   (000)     Value
-------------------------                           -------- ------ ------------

MUNICIPAL BONDS (continued)
Wisconsin--0.8%
 South East Wisconsin Professional Baseball Park District Sales Tax
  RB Series 2000Y DN (MBIA Insurance) (VMIG-1)**
 4.37%............................................  05/07/01 $3,000 $  3,000,000
 Wisconsin State Health & Educational Facilities Authority DN (A-
  1)**
 4.34%............................................  05/07/01  3,000    3,000,000
                                                                    ------------
                                                                       6,000,000
                                                                    ------------

TOTAL INVESTMENTS IN SECURITIES
  (Cost $737,873,188*).....................................  99.4%  737,873,188
OTHER ASSETS IN EXCESS OF LIABILITIES......................   0.6     4,339,334
                                                            -----  ------------
NET ASSETS (Equivalent to $1.00 per share based on
 662,799,113 Institutional Shares, 60,869,049 Dollar
 Shares, 4,974,494 Cash Management Shares and 13,624,979
 Cash Reserve Shares outstanding).......................... 100.0% $742,212,522
                                                            =====  ============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE
 ($742,212,522 / 742,267,635)....................................         $1.00
                                                                          =====

--------
 *  Cost for federal income tax purposes.
** Variable Rate Obligations--The interest rate shown is as of April 30, 2001, and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount owned can be recovered upon demand.
                              MuniFund Portfolio
                             Maturity Information
                                 April 30,2001

    Maturity                            Par                                            Percentage
  -------------                     ------------                                       ----------
      1-30 Days                     $579,505,000                                       78.7%
     31-60 Days                       51,450,000                                       7.0
     61-90 Days                       21,300,000                                       2.9
    91-120 Days                       30,205,000                                       4.1
   121-150 Days                        4,145,000                                       0.6
  Over 150 Days                       49,805,000                                       6.7

                      Average Weighted Maturity--33 days


Investment Abbreviations:

 BAN  Bond Anticipation Note
 DN   Demand Note (Variable Rate)
 GO   General Obligation
 IDA  Industrial Development Authority
 IDRB Industrial Development Revenue Bond
 LOC  Letter of Credit
 MB   Municipal Bond
 PCRB Pollution Control Revenue Bond
 RAN  Revenue Anticipation Note
 RB   Revenue Bond
 SBPA Stand-by Bond Purchase Agreement
 TAN  Tax Anticipation Note
 TECP Tax Exempt Commercial Paper
 TRAN Tax and Revenue Anticipation Note

The Moody's Investors Service, Inc. and Standard & Poor's Ratings Service ratings of the investments are believed to be the most recent ratings available at April 30, 2001.


                See accompanying notes to financial statements.

                    BlackRock Provident Institutional Funds
                               MuniCash Portfolio
                            Statement of Net Assets
                                 April 30, 2001
                                  (Unaudited)
--------------------------------------------------------------------------------

Investments                                         Maturity  Par
in Securities                                         Date   (000)     Value
-------------                                       -------- ------ ------------

MUNICIPAL BONDS--99.8%
Alabama--0.2%
 DCH Health Care Authority RB (Alabama Health Care Facilities
  Project) MB (MBIA Insurance)
 5.00%............................................  06/01/01 $1,000 $  1,000,447
                                                                    ------------
Arizona--3.4%
 Arizona Specialty Fund TECP (A-1+, VMIG-1)
 5.10%............................................  05/02/01  8,700    8,700,000
 Cochise County Pollution Control Solid Waste Disposal RB (Arizona
  Electric Power Cooperative Incorporated Project) Series 1994 MB
  (National Rural Utilities LOC) (A-1+, VMIG-1)
 3.65%............................................  09/01/01  5,000    5,000,000
 Mohave County GO IDRB Series 2000A
 4.88%............................................  12/14/01  3,000    3,000,000
                                                                    ------------
                                                                      16,700,000
                                                                    ------------
Arkansas--2.2%
 Arkansas Housing Finance Authority RB (Baptist Health Project)
  Series 1995 DN (MBIA Insurance) (A-1+)**
 4.29%............................................  05/07/01  5,000    5,000,000
 Miller County (Tyson Foods Incorpated Project) Series 1996 AMT
  (Commerzbank LOC) (VMIG-1)**
 4.29%............................................  05/07/01  3,150    3,150,000
 University of Arkansas Regents RB Series 1998 DN (MBIA Insurance)
  (VMIG-1)**
 4.24%............................................  05/07/01  2,900    2,900,000
                                                                    ------------
                                                                      11,050,000
                                                                    ------------
California--0.5%
 California Higher Education Loan Authority Student Loan RB Series
  1992 MB (Student Loan Marketing Association) (Aaa, VMIG-1)
 3.15%............................................  04/01/02  2,425    2,425,000
                                                                    ------------
Colorado--1.1%
 Colorado Health Facilities Authority Economic Development RB
  (Johnson Publishing Company Project) AMT (Banc One N.A. LOC)**
 4.55%............................................  05/07/01  2,400    2,400,000
 Denver City and County Airport RB Series 1991D MB
 7.75%............................................  11/15/01    830      866,235
 Lower Colorado Texas River Authority MB (First Union Bank LOC; FSA
  Insurance) (Aaa, VMIG-1)
 4.40%............................................  08/01/01  2,000    2,000,000
                                                                    ------------
                                                                       5,266,235
                                                                    ------------
Investments                                         Maturity  Par
in Securities                                         Date   (000)     Value
-------------                                       -------- ------ ------------

MUNICIPAL BONDS (continued)
District of Columbia--1.0%
 District of Columbia RB (Trigen-Pepc Enterprise Zone Project)
  Series 2000 AMT (A-1)**
 4.30%............................................  05/07/01 $5,000 $  5,000,000
                                                                    ------------
Florida--0.6%
 Miami-Dade County IDRB AMT (British Aerospace Guaranty LOC)**
 4.55%............................................  05/07/01  3,000    3,000,000
                                                                    ------------
Georgia--1.3%
 Atlanta Water RB ZTC#4 DN (FGIC Insurance, Zurich Capital
  Management LOC)**
 4.40%............................................  05/01/01  4,000    4,000,000
 Griffin-Spalding County IDRB Series 2000 AMT (Wachovia Bank LOC)
  (A-1+)**
 4.45%............................................  05/07/01  2,750    2,750,000
                                                                    ------------
                                                                       6,750,000
                                                                    ------------
Hawaii--3.0%
 Hawaii State Housing Financial & Development RB Series 1990B DN
  (Industrial Bank of Japan LOC) (VMIG-1)**
 5.85%............................................  05/07/01  8,000    8,000,000
 Hawaii State Housing Financial Authority Merlot Series A15 AMT
  (First Union Bank LOC) (VMIG-1)**
 4.42%............................................  05/07/01  7,025    7,025,000
                                                                    ------------
                                                                      15,025,000
                                                                    ------------
Illinois--7.0%
 Chicago GO Merlot Series W MB (First Union LOC, AMBAC Insurance)
  (AAA, VMIG-1)
 4.40%............................................  09/01/01  2,000    2,000,000
 Chicago Skyway Toll Municipal Trust Certificates Series Z DN
  (AMBAC Insurance; Zurich Capital Markets LOC) (Aaa, AAA)**
 4.29%............................................  05/01/01    500      500,000
 Illinois Development Finance Authority (Merrill Lynch P-Float
  Receipts) Series 2001 DN (A-1C+) (Merrill Lynch Full LOC)**
 4.59%............................................  05/07/01  4,350    4,350,000
 Illinois Development Finance Authority IDRB (Big Bolt Corporation
  Project) AMT (ABN-AMRO Bank N.V. LOC)**
 4.64%............................................  05/07/01  3,000    3,000,000

                               MuniCash Portfolio
                      Statement of Net Assets (Continued)
                                  (Unaudited)
--------------------------------------------------------------------------------

Investments                                         Maturity  Par
in Securities                                         Date   (000)     Value
-------------                                       -------- ------ ------------

MUNICIPAL BONDS (continued)
Illinois (continued)
 Illinois Development Finance Authority PCRB (Illinois Power
  Company Project) MB (ABN-AMRO Bank N.V. LOC) (A-1+, VMIG-1)
 4.00%............................................  06/01/01 $7,000 $  7,000,000
 Illinois Educational Facilities Authority RB (National Louis
  University) Series 1999A DN (Banc One N.A. LOC) (A-1+)**
 4.34%............................................  05/07/01  8,500    8,500,000
 Illinois Health Facilities Authority DN (Banc One LOC) (A-1+,
  VMIG-1)**
 4.20%............................................  05/07/01  4,000    4,000,000
 Illinois Housing Development Authority IDRB AMT (VMIG-1)
 4.33%............................................  12/05/01  2,205    2,205,000
 Illinois Sales Tax RB Series 1991 MB
 6.20%............................................  06/15/01  1,000    1,023,431
 Sangamon County IDRB (Contech Construction Project Incorporated)
  Series 1997 AMT (Mellon Bank N.A. LOC) (VMIG-1)**
 4.50%............................................  05/07/01  1,300    1,300,000
 Springfield Community Improvement RB Series 2000 AMT (National
  City Bank LOC)**
 4.50%............................................  05/07/01  1,075    1,075,000
                                                                    ------------
                                                                      34,953,431
                                                                    ------------
Indiana--3.6%
 Bremen IDA RB (Universal Bearings Incorporated Project) Series
  1996A AMT (Key Bank N.A. LOC) (A-1, P-1)**
 4.51%............................................  05/07/01  1,900    1,900,000
 Elkhart Economic Development RB (Jameson Inns Incorporated
  Project) AMT (Firstar Bank N.A. LOC)**
 4.60%............................................  05/07/01  3,220    3,220,000
 Fort Wayne Industrial Development Authority RB (Gildea Tool
  Company Project) Series 1998 AMT (Comerica Bank LOC)**
 4.50%............................................  05/07/01  1,350    1,350,000
 Indiana Development Finance Authority IDRB (Enterprise Center IV
  Project) Series 1992 AMT (Banc One N.A. LOC) (A-1+)**
 4.54%............................................  05/07/01  2,600    2,600,000
 Indiana Educational Facilities BAN Series 2000B
 4.85%............................................  05/07/01  2,000    2,000,037

Investments                                         Maturity  Par
in Securities                                         Date   (000)     Value
-------------                                       -------- ------ ------------

MUNICIPAL BONDS (continued)
Indiana (continued)
 Monroe County IDRB (Textile Incorporated Project) AMT (Fifth Third
  Bank LOC) (A-1)**
 4.50%............................................  05/07/01 $1,705 $  1,705,000
 South Bend Educational Development Authority DN (National City
  Bank LOC)**
 4.50%............................................  05/07/01  1,300    1,300,000
 Terre Haute Industrial Economic Development RB (Jameson Inns
  Incorporated Project) AMT (Firstar Bank N.A. LOC)**
 4.60%............................................  05/07/01  3,645    3,645,000
                                                                    ------------
                                                                      17,720,037
                                                                    ------------
Iowa--0.2%
 Dallas County IDRB Series 2000A DN (First Bank Systems LOC)**
 4.55%............................................  05/07/01  1,000    1,000,000
                                                                    ------------
Kansas--0.4%
 Wyandotte County Temporary Notes Series 2000
 4.70%............................................  05/01/01  2,000    2,000,000
                                                                    ------------
Kentucky--5.0%
 City of Maysville Solid Waste Disposal Facilities RB (Inland
  Container Corporation Project) AMT (A2, P2)
 3.90%............................................  05/09/01  3,100    3,100,000
 City of Wilder Industrial Building RB (Saratoga Investments
  Limited Partnerships) DN (Fifth Third Bank N.A. LOC)**
 4.50%............................................  05/07/01  1,520    1,520,000
 Elsmere IDRB (International Mold Steel Incorporated Project) AMT
  (Star Banc Corporation LOC)**
 4.50%............................................  05/07/01  1,755    1,755,000
 Florence Economic Development RB (Jameson Inns Incorporated
  Project) AMT (Firstar Bank N.A. LOC)**
 4.60%............................................  05/07/01  2,455    2,455,000
 Jefferson County Economic Development RB (Jameson Inns
  Incorporated Project) AMT (First Bank Systems LOC)**
 4.60%............................................  05/07/01  2,485    2,485,000
 Jefferson County Industrial Building RB (Atlas Machine & Supply
  Company Project) AMT (Banc One N.A. LOC)**
 4.55%............................................  05/07/01    520      520,000
 Jefferson County PCRB AMT (LGE Corporation Project) (A-1+, VMIG-1)
 3.70%............................................  06/11/01  6,000    6,000,000

                               MuniCash Portfolio
                      Statement of Net Assets (Continued)
                                  (Unaudited)
--------------------------------------------------------------------------------

Investments                                         Maturity  Par
in Securities                                         Date   (000)     Value
-------------                                       -------- ------ ------------

MUNICIPAL BONDS (continued)
Kentucky--(continued)
 Kentucky Development Financing Authority RB TRAN Series 1991 (A1)
 6.75%............................................  11/01/01 $2,000 $  2,072,263
 Kentucky Interlocal School TRAN Series 2000 (SP-1+)
 5.00%............................................  06/29/01  5,000    5,004,642
                                                                    ------------
                                                                      24,911,905
                                                                    ------------
Maryland--3.5%
 Maryland State Department of Housing & Community Development AMT
  (Landesbank Hessen Thuringen Girozentrale LOC) (VMIG-1)**
 4.32%............................................  05/07/01  3,000    3,000,000
 Maryland State Education Authority RB (Joe Corbis Project) Series
  2000 AMT (A-1)**
 4.39%............................................  05/07/01  1,900    1,900,000
 Maryland State Educational Development Authority (Pharmaceutics
  International) RB Series 2001A AMT (A-1)**
 4.34%............................................  05/07/01  6,200    6,200,000
 Ocean County RB (Harrison Inn Fifty-Eight Limited Partnership
  Facility) AMT (FNB Maryland LOC) (A-1)**
 4.80%............................................  05/07/01  4,445    4,445,000
 Wicomico County Economic Development RB (Plymouth Tube Company
  Project) AMT (Banc One N.A. LOC) (VMIG-1)**
 4.55%............................................  05/07/01  1,800    1,800,000
                                                                    ------------
                                                                      17,345,000
                                                                    ------------
Massachusetts--1.5%
 Fitchburg RAN Series 2001
 4.00%............................................  06/29/01  4,000    4,003,195
 Freetown Lakeville School District BAN Series 2001
 3.50%............................................  07/06/01  3,500    3,500,903
                                                                    ------------
                                                                       7,504,098
                                                                    ------------
Michigan--6.6%
 Elk Rapids School District State Aid Notes Series 2000
 4.75%............................................  06/29/01  1,000    1,000,386
 Garden City Housing Finance Authority (Garden City Housing
  Project)
  DN (National City Bank N.A. LOC) (A-1+)**
 4.30%............................................  05/07/01  2,000    2,000,000

Investments                                         Maturity  Par
in Securities                                         Date   (000)     Value
-------------                                       -------- ------ ------------

MUNICIPAL BONDS (continued)
Michigan--(continued)
 Michigan Strategic Fund Limited Obligation RB (America Group LLC
  Project) Series 2000 AMT (Banc One LOC)**
 4.55%............................................  05/07/01 $3,200 $  3,200,000
 Michigan Strategic Fund Limited Obligation RB (Bayloff Properties
  Project) Series 1998 AMT (National City Bank LOC)**
 4.50%............................................  05/07/01  1,000    1,000,000
 Michigan Strategic Fund Limited Obligation RB (Conway Products
  Project) Series 2001 AMT (Comerica Bank LOC)**
 4.40%............................................  05/07/01  2,900    2,900,000
 Michigan Strategic Fund Limited Obligation RB (Custome Innovations
  Incorporated Project) Series 2000 AMT (Comerica Bank LOC)**
 4.40%............................................  05/07/01  2,200    2,200,000
 Michigan Strategic Fund Limited Obligation RB (Rochester Gear
  Incorporated Project) AMT (Comerica Bank LOC) (A-1)**
 4.40%............................................  05/07/01  1,750    1,750,000
 Michigan Strategic Fund Limited Obligation RB (Sparta Foundry
  Incorporated Project) Series 1999 AMT (Old Kent Bank & Trust Co.
  LOC)**
 4.50%............................................  05/07/01  1,400    1,400,000
 Michigan Strategic Fund Limited Obligation RB (VK & W Investors
  Project) Series 2000 AMT (Comerica Bank LOC)**
 4.40%............................................  05/07/01  3,000    3,000,000
 Michigan Strategic Fund Limited Obligation RB (Whitehall Project)
  Series 2001 AMT (American Bank & Trust LOC)**
 4.55%............................................  05/07/01  8,500    8,500,000
 Oakland County Educational Limited Obligation RB Series 2000 AMT
  (Banc One LOC)**
 4.40%............................................  05/07/01  4,800    4,800,000
 Plymouth-Canton Community School District School Building RB
  Series 1991B MB (Aa1)
 6.25%............................................  05/01/01  1,400    1,414,000
                                                                    ------------
                                                                      33,164,386
                                                                    ------------
Minnesota--1.5%
 Becker PCRB (North State Power Company Project) TECP (VMIG-1)
 3.50%............................................  06/05/01  4,000    4,000,000

                               MuniCash Portfolio
                      Statement of Net Assets (Continued)
                                  (Unaudited)
--------------------------------------------------------------------------------

Investments                                         Maturity  Par
in Securities                                         Date   (000)     Value
-------------                                       -------- ------ ------------

MUNICIPAL BONDS (continued)
Minnesota--(continued)
 Hennepin County GO Series 1997C DN (Westdeutsche Landesbank SBPA)
  (A-1+, VMIG-1)**
 4.10%............................................  05/07/01 $  200 $    200,000
 Minnesota School District Tax & Aid Certificates of Participation
  Series 2000A (MIG-1)
 5.00%............................................  08/09/01  1,000    1,001,838
 Minnesota State Higher Education Authority AMT (Wells Fargo Bank
  LOC) (VMIG-1)**
 4.30%............................................  05/07/01  2,100    2,100,000
                                                                    ------------
                                                                       7,301,838
                                                                    ------------
Missouri--1.1%
 Maries County IDA Solid Waste Management RB (Kingsford Products
  Company Project) AMT (Clorox Company Incorporated Guaranty)
  (A-1)**
 4.40%............................................  05/07/01  5,600    5,600,000
                                                                    ------------
Montana--0.8%
 Montana State Housing AMT (First Union Bank N.A. Liquidity
  Facility Agreement) (VMIG-1)**
 4.25%............................................  05/07/01  4,215    4,215,000
                                                                    ------------
New Hampshire--0.3%
 New Hampshire State Business Finance Authority IDRB (Felton Brush
  Incorporated Project) AMT (Key Bank N.A. LOC)**
 4.51%............................................  05/07/01  1,700    1,700,000
                                                                    ------------
New Jersey--3.4%
 Aberdeen Township BAN Series 2000
 4.90%............................................  08/16/01  1,000    1,001,261
 Essex County BAN Series 2000A
 4.75%............................................  07/27/01  1,000    1,000,841
 Hillsdale BAN Series 2001
 3.50%............................................  04/05/02  1,494    1,498,623
 New Jersey Economic Development Authority RB (Facile Holdings
  Incorporated Project) AMT (First Union National Bank N.A. LOC)**
 4.15%............................................  05/07/01  1,600    1,600,000
 New Jersey Economic Development Authority RB (Jersey Juice
  Incorporated Project) Series 1998 AMT (First Union National Bank
  N.A. LOC)**
 4.25%............................................  05/07/01  2,300    2,300,000

Investments                                        Maturity   Par
in Securities                                        Date    (000)     Value
-------------                                      -------- ------- ------------

MUNICIPAL BONDS (continued)
New Jersey--(continued)
 New Jersey Turnpike Authority (ABN Ambro Munitops Certificates)
  Series 2001-6 DN (MBIA Insurance) (VMIG-1)**
 4.24%...........................................  05/07/01 $ 5,900 $  5,900,000
 New Jersey Turnpike Authority (Citibank Eagle Tax-Exempt Trust)
  Series 2000 DN (MBIA Insurance) (A-1C+)**
 4.14%...........................................  05/07/01     500      500,000
 Port Authority New York and New Jersey (First Union Merlots)
  Series 2000Z AMT (MBIA Insurance) (VMIG-1)**
 4.32%...........................................  05/07/01     950      950,000
 Seaside Heights BAN (Custodial Receipts) Series 2001A (First Union
  Bank LOC)
 4.25%...........................................  02/15/02   1,000    1,007,157
 Sussex County BAN Series 2001
 3.45%...........................................  01/18/02   1,000    1,000,000
                                                                    ------------
                                                                      16,757,882
                                                                    ------------
New Mexico--0.7%
 Dona Ana County IDRB ( Merryweath Project) RB Series 1998 AMT
  (First Merit Bank N.A. LOC)**
 4.55%...........................................  05/07/01   2,000    2,000,000
 Rio Rancho Public School District GO Series 2000 MB
 6.63%...........................................  08/01/01   1,325    1,336,493
                                                                    ------------
                                                                       3,336,493
                                                                    ------------
New York--3.5%
 Chautauqua County BAN Series 2001
 3.50%...........................................  04/26/02   2,000    2,007,259
 New York City IDRB (Nippon Air Cargo Project) Series 1992 AMT
  (Industrial Bank of Japan LOC)**
 6.50%...........................................  05/01/01  15,400   15,400,000
                                                                    ------------
                                                                      17,407,259
                                                                    ------------
North Dakota--2.1%
 Mercer County Solid Waste Disposal RB (United Power Association
  Project) Series U AMT (National Rural CO-OP) (A1+, P-1)
 4.45%...........................................  05/01/01   3,300    3,300,000
 North Dakota Housing (First Union Merlot Receipts) Series 2001A-19
  AMT (First Union Bank LOC) (VMIG-1)**
 4.42%...........................................  05/07/01   4,400    4,400,000

                               MuniCash Portfolio
                      Statement of Net Assets (Continued)
                                  (Unaudited)
--------------------------------------------------------------------------------

Investments                                         Maturity  Par
in Securities                                         Date   (000)     Value
-------------                                       -------- ------ ------------

MUNICIPAL BONDS (continued)
North Dakota (continued)
 North Dakota Housing Finance Agency (Home Mortgage Finance
  Program) Series 2000D MB (Bayerische Landesbank Girozentrale LOC)
 4.45%............................................  08/27/01 $3,000 $  3,000,000
                                                                    ------------
                                                                      10,700,000
                                                                    ------------
Ohio--11.2%
 American Municipal Power Incorporated BAN Series 2000
 4.85%............................................  11/30/01  1,800    1,800,000
 Cuyahoga County Hospital Improvement RB Series 1996 MB
 6.00%............................................  01/15/02  1,000    1,019,696
 Dover BAN Series 2001
 3.90%............................................  01/10/02  1,000    1,001,675
 Erie County IDRB (Brighton Manor Company Project) AMT (Bank One
  N.A. LOC)**
 4.55%............................................  05/07/01  3,100    3,100,000
 Franklin County IDRB (Alco Standard Corporation Project) Series
  1994 DN (Bank America LOC) (A-1+)**
 4.30%............................................  05/07/01    900      900,000
 Lorain County Housing Finance Authority TECP (Catholic Healthcare
  Project) (Banc One LOC) (A-1, VMIG-1)
 3.70%............................................  06/07/01 13,300   13,300,000
 Massillon BAN Series 2001
 3.74%............................................  01/11/02  2,000    2,005,286
 North Canton GO BAN Series 2001
 3.60%............................................  03/28/02  1,300    1,302,849
 North Olmsted GO BAN Series 2001
 3.75%............................................  07/31/01  1,000    1,001,609
 Ohio Housing Finance Authority (Merrill Lynch P-Float Trust
  Receipts)
  Series Pa-806 DN (VMIG-1)**
 4.32%............................................  05/07/01  4,270    4,270,000
 Ohio Local School District GO BAN Series 2000
 5.06%............................................  06/28/01  1,000    1,001,026
 Ohio Water PCRB (Duquesne Light Project) Series 1999B AMT (Bank of
  New York LOC) (A-1+, VMIG-1)**
 4.35%............................................  05/07/01  4,900    4,900,000
 Pepper Pike BAN Series 2001
 3.60%............................................  11/08/01    745      746,453

Investments                                         Maturity  Par
in Securities                                         Date   (000)     Value
-------------                                       -------- ------ ------------

MUNICIPAL BONDS (continued)
Ohio (continued)
 Perry Local School District BAN
  Series 2000
 4.99%............................................  06/13/01 $1,000 $  1,000,682
 Rossford GO BAN Series 2000
 5.20%............................................  06/27/01  1,000    1,000,446
 Rossford GO BAN Series 2000
 5.96%............................................  07/30/01  1,000    1,002,856
 Sidney County School District GO BAN Series 2000
 4.79%............................................  08/07/01  1,500    1,501,528
 Summit County IDRB (JRB Company Incorporated Project) Series 1997
  DN (National City Bank of Cleveland LOC)**
 4.50%............................................  05/07/01  1,100    1,100,000
 Symmes Township BAN Series 2001
 3.65%............................................  03/21/02  1,300    1,302,789
 Toledo University Trustees (Societe Generale Trust Receipts) DN
  (FGIC Insurance) (A-1+)**
 4.32%............................................  05/07/01  3,600    3,600,000
 Westerville (ABN AMRO Munitops Trust Certificates) Series 2001 DN
  (ABN-AMRO Bank N.V. LOC) (VMIG-1)**
 4.38%............................................  05/07/01  7,730    7,730,000
 Westlake BAN Series 2000
 4.55%............................................  05/03/01  1,140    1,140,012
                                                                    ------------
                                                                      55,726,907
                                                                    ------------
Oklahoma--0.3%
 Oklahoma City IDRB Series 1998 AMT (Banc One LOC)**
 4.55%............................................  05/07/01  1,400    1,400,000
                                                                    ------------
Oregon--0.2%
 Emerald Peoples Utilities RB Series 1991 MB (FSA Insurance)
 6.75%............................................  11/01/01  1,000    1,016,966
                                                                    ------------
Pennsylvania--8.0%
 Harrisburg Bonds Series 2001 DN (Bayerische Landesbank
  Girozentrale LOC) (A-1)**
 4.27%............................................  05/07/01  5,000    5,000,000
 Pennsylvania Higher Education Facilities Authority RB (University
  of Pennsylvania Health Services Project) Series 1984B DN (Morgan
  Corporate LOC) (A-1+, VMIG-1)**
 4.00%............................................  05/07/01  9,250    9,250,000

                               MuniCash Portfolio
                      Statement of Net Assets (Continued)
                                  (Unaudited)
--------------------------------------------------------------------------------

Investments                                        Maturity   Par
in Securities                                        Date    (000)     Value
-------------                                      -------- ------- ------------

MUNICIPAL BONDS (continued)
Pennsylvania (continued)
 Pennsylvania Higher Education Facilities Authority RB (University
  of Pennsylvania Health Services Project) Series 1994B DN (A-1+,
  VMIG-1)**
 4.00%...........................................  05/07/01 $ 6,400 $  6,400,000
 Pennsylvania Higher Education Facilities Authority RB (University
  of Pennsylvania Health Services Project) Series 1996C DN (Credit
  Suisse LOC) (A-1+, VMIG-1)**
 4.00%...........................................  05/07/01  13,850   13,850,000
 Schuylkill County RB Series 1991A MB (FGIC Insurance)
 7.10%...........................................  06/01/01   5,315    5,437,414
                                                                    ------------
                                                                      39,937,414
                                                                    ------------
Rhode Island--0.6%
 Rhode Island Housing Authority Merlots Series A31 AMT (First Union
  Bank LOC) (VMIG-1)**
 4.42%...........................................  05/07/01   3,095    3,095,000
                                                                    ------------
South Dakota--0.6%
 South Dakota Housing Development Authority Series 2000 AMT (First
  Union Bank LOC) (VMIG-1)**
 4.42%...........................................  05/07/01   3,000    3,000,000
                                                                    ------------
Tennessee--0.3%
 Metropolitan Government Nashville RB (Vanderbilt University
  Project) Series 1985A MB (A-1+, VMIG-1)
 3.70%...........................................  01/15/02   1,500    1,500,000
                                                                    ------------
Texas--5.1%
 Comal County IDRB (Simpson Company Project) IDRB Series 1996 AMT
  (First Union Bank LOC) (A-1+)**
 4.45%...........................................  05/07/01   2,200    2,200,000
 Gulf Coast Waste Disposal Authority RB (Exxon Mobil Project)
  Series 2001A AMT (A-1+)**
 4.45%...........................................  05/01/01   1,000    1,000,000
 Gulf Coast Waste Disposal Authority RB (Exxon Mobil Project)
  Series 2001B AMT (A-1+)**
 4.45%...........................................  05/01/01   1,000    1,000,000
 Harris County Health Facilities DN (Morgan Guaranty Trust LOC) (A-
  1+)**
 4.35%...........................................  05/01/01     100      100,000

Investments                                         Maturity  Par
in Securities                                         Date   (000)     Value
-------------                                       -------- ------ ------------

MUNICIPAL BONDS (continued)
Texas (continued)
 Montgomery County IDRB (Sawyer Research Products Incorporated
  Project) AMT (Key Bank N.A. LOC)**
 4.51%............................................  05/07/01 $1,400 $  1,400,000
 Port Arthur Navigation District TECP (Motiva Corporation Guaranty)
  (A-1, P-1)
 3.50%............................................  06/28/01  8,390    8,390,000
 Texas Marine Terminal Port Authority RB Series 1985A MB
  (Industrial Bank of Japan LOC) (P-1)
 5.10%............................................  05/02/01  7,300    7,300,000
 Texas State Trust Receipts (College Student Loan Bonds) Series
  2000 AMT (Lehman Brothers Holding Guaranty) (VMIG-1)**
 4.39%............................................  05/07/01  4,100    4,100,000
                                                                    ------------
                                                                      25,490,000
                                                                    ------------
Utah--0.2%
 Salt Lake City Housing Finance Authority RB (Santa Fe Multifamily
  Housing Project) Series 1992 DN (VMIG-1)**
 4.24%............................................  05/07/01  1,220    1,220,000
                                                                    ------------
Vermont--0.3%
 Vermont IDA (Alpine Pipeline Company Project) AMT (Key Bank N.A.
  LOC)**
 4.51%............................................  05/07/01  1,375    1,375,000
                                                                    ------------
Virginia--3.9%
 Chesapeake IDRB (Sumitomo Machi Project) Series 1988 DN (VMIG-1)**
 6.10%............................................  05/07/01  3,000    3,000,000
 Dinwiddie County IDRB (Chaparral East Project) AMT (NationsBank
  LOC) (A-1+, VMIG-1)**
 4.30%............................................  05/07/01 10,250   10,250,000
 Metropolitan Washington DC Airport Authority TECP (A-1+, P-1)
 3.85%............................................  05/16/01  1,000    1,000,000
 Metropolitan Washington DC Airport Authority TECP (Bank of America
  LOC) (A-1+, P-1)
 3.25%............................................  07/13/01  5,000    5,000,000
                                                                    ------------
                                                                      19,250,000
                                                                    ------------
Washington--1.4%
 Everett IDRB (Kimberly Clark Project) AMT (A-1+)**
 4.35%............................................  05/07/01  3,900    3,900,000

                              MuniCash Portfolio
                      Statement of Net Assets (Continued)
                                  (Unaudited)
-------------------------------------------------------------------------------

Investments                                        Maturity   Par
in Securities                                        Date    (000)     Value
-------------                                      -------- ------- ------------

MUNICIPAL BONDS (continued)
Washington (continued)
 Pilchuck Public Development Corporation RB (Holden-McDaniels
  Partners Project) AMT (Key Bank N.A. LOC)**
 4.51%...........................................  05/07/01 $ 2,010 $  2,010,000
 Yakima County Public Development Corporation RB (Michelsen Packing
  Company Project) Series 2000 AMT (A-1+)**
 4.40%...........................................  05/07/01   1,100    1,100,000
                                                                    ------------
                                                                       7,010,000
                                                                    ------------
Wisconsin--2.9%
 Beloit School District TRAN Series 2000
 4.55%...........................................  10/26/01   1,400    1,400,326
 Milwaukee IDRB (Palermo Village Project) Series 2000A AMT (First
  Bank Systems LOC)**
 4.50%...........................................  05/07/01   2,750    2,750,000
 Oshkosh IDRB AMT (Banc One LOC)**
 4.55%...........................................  05/07/01   2,100    2,100,000
 Rapids City IDRB AMT (Theile Kaolin of Wisconsin Incorporated
  Project) (Suntrust LOC)**
 4.35%...........................................  05/07/01     650      650,000
 Wisconsin GO Series 1992A MB
 6.30%...........................................  05/01/02   1,000    1,030,727
 Wisconsin Health & Educational Facilities Authority RB Series 1991
  MB (MBIA Insurance)
 7.10%...........................................  08/15/01     505      520,151
 Wisconsin Housing & Economic Development Authority DN (A-1C+)**
 4.39%...........................................  05/07/01   5,800    5,800,000
                                                                    ------------
                                                                      14,251,204
                                                                    ------------
Wyoming--10.3%
 Converse County Environmental Improvement RB (Pacificorp
  Incorporated Project) Series 1995 DN (A-1, VMIG-1)**
 5.15%...........................................  05/01/01   5,300    5,300,000
 Lincoln County Environmental Improvement RB Series 1995 DN
  (Pacificorp Project) (A-1, P-1)**
 5.15%...........................................  05/01/01  16,600   16,600,000

Investments                                        Maturity   Par
in Securities                                        Date    (000)     Value
-------------                                      -------- ------- ------------

MUNICIPAL BONDS (continued)
Wyoming (continued)
 Lincoln County PCRB (Pacificorp Project) Series 1991DN**
 5.15%...........................................  05/07/01 $ 5,000 $  5,000,000
 Sweetwater County Environmental Improvement RB (Pacificorp
  Incorporated Project) Series 1995 DN (A-1, VMIG-1)**
 5.15%...........................................  05/01/01  24,400   24,400,000
 Uinta County PCRB (Chevron Project) Series 1997 DN (P-1)**
 4.35%...........................................  05/01/01     100      100,000
                                                                    ------------
                                                                      51,400,000
                                                                    ------------

TOTAL INVESTMENTS IN SECURITIES
 (Cost $497,506,502*)....................................   99.8%  497,506,502
OTHER ASSETS IN EXCESS OF LIABILITIES....................    0.2       952,474
                                                           -----  ------------
NET ASSETS (Equivalent to $1.00 per share based on
 460,341,045 Institutional Shares, 34,693,651 Dollar
 Shares and 3,585,404 Cash Management Shares
 outstanding)............................................  100.0% $498,458,976
                                                           =====  ============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE
 ($498,458,976 / 498,620,100)...................................         $1.00
                                                                         =====

--------
 * Cost for federal income tax purposes. Market value of securities subject to federal alternative minimum tax is 47.31% of the total market value.
** Variable Rate Obligations--The interest rate shown is as of April 30, 2001, and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount owned can be recovered upon demand.

                               MuniCash Portfolio
                      Statement of Net Assets (Concluded)
                                  (Unaudited)
--------------------------------------------------------------------------------

                               MuniCash Portfolio
                              Maturity Information
                                 April 30, 2001

                                                                                       Percentage
    Maturity                            Par                                                of
     Period                            (000)                                           Portfolio
  -------------                     ------------                                       ----------
      1-30 Days                     $379,255,000                                          76.3%
     31-60 Days                       59,005,000                                          11.9
     61-90 Days                        9,500,000                                           1.9
    91-120 Days                       12,330,000                                           2.5
   121-150 Days                        7,000,000                                           1.4
  Over 150 Days                       29,999,600                                           6.0

                       Average Weighted Maturity--31 days


Investment Abbreviations:

 AMT  Alternative Minimum Tax
 BAN  Bond Anticipation Note
 DN   Demand Note (Variable Rate)
 GO   General Obligation
 IDA  Industrial Development Authority
 IDRB Industrial Development Revenue Bond
 LOC  Letter of Credit
 MB   Municipal Bond
 PCRB Pollution Control Revenue Bond
 RB   Revenue Bond
 RAN  Revenue Anticipaton Note
 SBPA Stand-by Bond Purchase Agreement
 TRAN Tax and Revenue Anticipation Note

The Moody's Investors Service, Inc. and Standard & Poor's Ratings Service ratings of the investments in the various Portfolios are believed to be the most recent ratings available at April 30, 2001.

                See accompanying notes to financial statements.

                    BlackRock Provident Institutional Funds
                        California Money Fund Portfolio
                            Statement of Net Assets
                                 April 30, 2001
                                  (Unaudited)
--------------------------------------------------------------------------------

Investments                                       Maturity   Par
in Securities                                       Date    (000)      Value
-------------                                     -------- -------- ------------
MUNICIPAL BONDS--99.4%
California--94.3%
 ABN AMRO Munitop Series 2000-17 MB (ABN AMRO SBPA) (VMIG-1, F-1+)
 3.20%..........................................  10/24/01 $  6,500 $  6,500,000
 California Community College Financing Authority TRAN Series A
  (SP-1+)
 5.00%..........................................  06/29/01    7,500    7,508,838
 California Education Facilities Authority RB Series 2000 DN (All
  First Bank LOC) (VMIG-1)**
 4.00%..........................................  05/07/01    2,000    2,000,000
 California GO Merlot Series 2000X DN (First Union Bank LOC) (VMIG-
  1)**
 4.17%..........................................  05/07/01    7,300    7,300,000
 California GO Series 2000 DN (Bayerische Landesbank Girozentrale
  LOC) (A-1C+)**
 3.10%..........................................  05/07/01   14,995   14,995,000
 California GO Series 2000 (Merrill Lynch Trust Receipts, Morgan
  Stanley Dean Witter SBPA)
 2.92%..........................................  09/13/01   11,935   11,935,000
 California GO Series 2001 DN (Merrill Lynch P-Float Receipts,
  Merrill Lynch SBPA) (A-1+)**
 4.39%..........................................  05/07/01    1,500    1,500,000
 California GO Series 2001 DN (Merrill Lynch Trust Reciepts,
  Merrill Lynch SBPA) (A-1+)**
 4.39%..........................................  05/07/01   14,685   14,685,000
 California Health Facilities Financing Authority RB (Catholic
  Healthcare West) Series 1988A DN (MBIA Insurance, Morgan Guaranty
  Trust SBPA) (A-1+, VMIG-1)**
 4.05%..........................................  05/07/01    2,600    2,600,000
 California Health Facilities Financing Authority RB (Catholic
  Healthcare West) Series 1988B DN (MBIA Insurance, Morgan Guaranty
  Trust SBPA) (A-1+, VMIG-1)**
 4.05%..........................................  05/07/01   13,100   13,100,000
 California Health Facilities Financing Authority RB (Scripps
  Memorial Hospital) Series 1985B DN (MBIA Insurance, Morgan
  Guaranty Trust SBPA) (A-1+, VMIG-1)**
 4.00%..........................................  05/07/01    8,260    8,260,000
 California Health Facilities Financing Authority RB (Scripps
  Memorial Hospital) Series 1991B DN (MBIA Insurance, Swiss Bank
  SBPA) (A-1+, VMIG-1)**
 3.95%..........................................  05/07/01   12,400   12,400,000
Investments                                       Maturity   Par
in Securities                                       Date    (000)      Value
-------------                                     -------- -------- ------------
MUNICIPAL BONDS (continued)
California (continued)
 California Health Facilities Financing Authority RB Series 1998B
  DN (MBIA Insurance, First National Bank SBPA) (A-1, VMIG-1)**
 3.95%..........................................  05/07/01 $ 18,800 $ 18,800,000
 California Housing Financing Agency Series L DN (FSA Insurance)
  (A-1+, VMIG-1)**
 3.90%..........................................  05/07/01    2,100    2,100,000
 California Infrastructure & Economic Development Bank TECP Series
  2001 (Bank of America LOC) (P1)
 2.75%..........................................  09/12/01    7,000    7,000,000
 California Statewide Community Development Authority (Sutter
  Health Obligation Group) DN (AMBAC Insurance) (A-1, VMIG-1)**
 4.30%..........................................  05/01/01    1,700    1,700,000
 California Statewide Community Development Authority Certificates
  of Participation (Covenant Retirement Communities, Inc.) DN (ABN-
  AMRO Bank N.V. LOC) (A-1+, VMIG-1)**
 4.10%..........................................  05/07/01    7,400    7,400,000
 California Statewide Community Development Authority DN (AMBAC
  Insurance, Chase Manhattan Bank SBPA) (A1+, VMIG-1)**
 4.20%..........................................  05/01/01    9,175    9,175,000
 California Statewide Community Development Authority DN (MBIA
  Insurance, Bank of America SBPA) (A-1+, VMIG-1)**
 4.20%..........................................  05/01/01    4,200    4,200,000
 California Statewide Community Development Authority Series 2000
  (A-1C+)
 4.00%..........................................  05/24/01    4,995    4,995,000
 Contra Costa Water District TECP (Westdeutsche Landesbank
  Girozentrale LOC) (A-1+, P-1)
 3.00%..........................................  06/06/01    8,000    8,000,000
 Foothill-De Anza Community College GO Series 2000Y DN (First Union
  National Bank SBPA) (VMIG-1)**
 4.17%..........................................  05/07/01    8,175    8,175,000
 Fresno County TRAN Series 2000-01 (SP-1+, VMIG-1)
 5.00%..........................................  07/02/01    8,000    8,009,906

                        California Money Fund Portfolio
                      Statement of Net Assets (Continued)
                                  (Unaudited)
--------------------------------------------------------------------------------

Investments                                        Maturity   Par
in Securities                                        Date    (000)     Value
-------------                                      -------- ------- ------------
MUNICIPAL BONDS (continued)
California (continued)
 Fresno Multifamily Housing Authority (Heron Pointe Apartment
  Project) Series 2001 DN (FNMA Guaranty)**
 4.05%...........................................  05/07/01 $ 5,000 $  5,000,000
 Hayward Multifamily Housing Bonds (Shorewood Apartment Project)
  Series A DN (FGIC Insurance) (VMIG-1)**
 4.00%...........................................  05/07/01   6,000    6,000,000
 Irvine Ranch Improvement Bonds Act 1915 RB (Assesment District
  Number 87-8) DN (KBC Bank NV LOC)
  (A-1+, VMIG-1)**
 4.30%...........................................  05/01/01   1,000    1,000,000
 Irvine Ranch Improvement Bonds Act 1915 RB (Assessment District
  Number 89-10) DN (National Westminster LOC)
  (A-1+, VMIG-1)**
 4.30%...........................................  05/01/01   4,200    4,200,000
 Irvine Ranch Improvement Bonds Special Assessment Bonds DN
  (Bayerische Vereinsbank LOC)
  (VMIG-1)**
 4.30%...........................................  05/01/01   8,235    8,235,000
 Irvine Ranch Water District Consolidated GO RB Series 1993A DN
  (Bank America LOC) (A-1+, VMIG-1)**
 4.20%...........................................  05/01/01  16,325   16,325,000
 Irvine Ranch Water District Consolidated GO RB Series 1995 DN
  (A-1+, VMIG-1)**
 4.20%...........................................  05/01/01   4,100    4,100,000
 Kings County Housing Authority (Edgewater Isle Apartment Project)
  Series 2001 DN (FNMA Guaranty)
  (A-1+, AAA)**
 4.05%...........................................  05/07/01   5,000    5,000,000
 Lemon Grove Multifamily Housing RB (Hillside Terrace Project)
  Series 2001A DN (Federal National Mortgage Association) (A-1+)**
 4.05%...........................................  05/07/01   5,455    5,455,000
 Los Angeles Community Redevelopment Agency Multifamily Housing
  Revenue Refunding Bonds Series 2000 DN (Federal Home Loan
  Mortgage Corporation Insurance) (VMIG-1)**
 4.00%...........................................  05/07/01   1,000    1,000,000
 Los Angeles County Department of Water & Power TECP Series 2000
  (A-1+, P-1)
 3.75%...........................................  05/17/01   5,000    5,000,000
 Los Angeles County Department of Water & Power Series C DN (Bank
  of America SBPA) (A-1+, VMIG-1)**
 4.15%...........................................  05/07/01   4,800    4,800,000

Investments                                         Maturity   Par
in Securities                                         Date    (000)     Value
-------------                                       -------- ------- -----------
MUNICIPAL BONDS (continued)
California (continued)
 Los Angeles County GO Series 2000D DN (Bank of New York SBPA)
  (MIG-1, VMIG-1)**
 4.35%............................................  05/07/01 $33,000 $33,000,000
 Los Angeles County Multifamily Housing RB (Malibu Meadows Project)
  Series 1998B DN (Federal National Mortgage Association) (A-1+)**
 4.05%............................................  05/07/01   6,900   6,900,000
 Los Angeles County Public Works Financing Authority Lease RB Series
  2000J DN (First Union Bank LOC) (VMIG-1)**
 4.17%............................................  05/07/01   5,000   5,000,000
 Los Angeles County TRAN Series 2000A (SP-1+, MIG-1)
 5.00%............................................  06/29/01  12,000  12,016,064
 Los Angeles County Unified School District Certificates of
  Participation Series 1997A DN (Commerzbank LOC) (A-1+, VMIG-1)**
 4.00%............................................  05/07/01   4,300   4,300,000
 Los Angeles County Unified School District Certificates of
  Participation TRAN Series 2000A (SP-1+)
 5.00%............................................  07/02/01   3,000   3,003,567
 Los Angeles County Unified School District Certificates of
  Participation TRAN Series 2000B
 4.50%............................................  10/01/01  10,000  10,026,839
 Los Angeles County Water & Power RB Series 2001A DN (FSA Insurance)
  (VMIG-1)** .
 3.99%............................................  05/07/01   6,000   6,000,000
 Marin County Certificates of Participation (Capital Improvements
  Project) Series 1991
 6.625%...........................................  08/01/01   1,230   1,265,541
 Metropolitan Water District of Southern California Series A DN
  (ABN-AMRO Bank N.V. LOC) (A-1+, VMIG-1)**
 4.00%............................................  05/07/01   2,200   2,200,000
 Oakland Joint Power Financing Authority Lease RB Series A-1 DN
  (Commerzbank LOC) (A-1)**
 4.05%............................................  05/07/01   5,000   5,000,000
 Orange County Apartment Development RB Series 1985V DN (FNMA
  Insurance) (Aa2 ,VMIG-1, Aa+, A-1+)**
 4.05%............................................  05/07/01   5,000   5,000,000

                        California Money Fund Portfolio
                      Statement of Net Assets (Continued)
                                  (Unaudited)
--------------------------------------------------------------------------------

Investments                                        Maturity   Par
in Securities                                        Date    (000)     Value
-------------                                      -------- ------- ------------
MUNICIPAL BONDS (continued)
California (continued)
 Paramount Unified School District TRAN Series 2000 (MIG-1)
 4.50%...........................................  12/05/01 $ 4,000 $  4,012,638
 Pasadena Certificates of Participation (Rose Bowl Improvements) DN
  (Industrial Bank of Japan LOC) (A-1, VMIG-1)**
 3.95%...........................................  05/07/01   3,400    3,400,000
 Pomona Redevelopment Agency Multifamily RB Series A DN (FNMA
  Insurance) (A-1+)**
 4.05%...........................................  05/07/01  11,500   11,500,000
 Rancho Mirage Joint Powers Financing Authority Certificates of
  Participation (Eisenhower Medical Center) Series B DN (MBIA
  Insurance) (VMIG-1)**
 3.95%...........................................  05/07/01   3,200    3,200,000
 Sacramento County GO TRAN Series 2000
 5.00%...........................................  10/04/01   2,000    2,009,922
 Sacramento County Sanitation District Financing Authority Merlot
  Series 2000 (First Union SBPA) (VMIG-1)
 4.10%...........................................  09/01/01   2,600    2,600,000
 Sacramento County Sanitation District Subordinate Lien RB Series
  2000C DN (Credit Agricole LOC) (A-1+, VMIG-1)**
 4.00%...........................................  05/07/01  23,000   23,000,000
 Sacramento County Unified School District TRAN Series 2000 (SP-1+)
 4.40%...........................................  11/28/01   5,000    5,013,883
 Sacramento Municipal Utility District TECP Series 2000A (AMBAC
  Insurance, First Union National Bank SBPA)
 3.85%...........................................  10/01/01  11,155   11,155,000
 San Diego Multifamily Housing RB Series 1992A DN (Fifth Third Bank
  LOC) (A-1+)**
 4.10%...........................................  05/07/01   4,100    4,100,000
 San Diego Multifamily Housing RB Series 2001A DN (A-1+)**
 4.50%...........................................  05/07/01   5,000    5,000,000
 San Diego Multifamily Housing RB Trust Receipts Series Pt-475 DN
  (Federal Home Loan Bank, Merrill Lynch Capital Services SBPA) (A-
  1+)**
 4.06%...........................................  05/07/01     800      800,000
 San Diego Multifamily Housing RB (University Town Center
  Apartments Project) DN (Bank America LOC) (A-1, VMIG-1)**
 4.10%...........................................  05/07/01   4,000    4,000,000

Investments                                        Maturity   Par
in Securities                                        Date    (000)     Value
-------------                                      -------- ------- ------------
MUNICIPAL BONDS (continued)
California (continued)
 San Francisco City & County Financing RB (Moscone Center Expansion
  Project) Series 2000 DN (AMBAC Insurance, Morgan Guaranty Trust
  and State Street SBPA)**
 4.05%...........................................  05/07/01 $ 5,000 $  5,000,000
 San Francisco City & County Redevelopment Agency Multifamily
  Housing RB (South Harbor Project) DN (Credit Locale De France
  LOC) (VMIG-1)**
 3.70%...........................................  05/07/01  12,800   12,800,000
 San Jose Multifamily Housing Bonds (Fairway Glen Project) Series A
  DN (FGIC Insurance) (A-1+, VMIG-1)**
 4.05%...........................................  05/07/01   4,980    4,980,000
 San Jose Multifamily Housing Bonds (Timberwood Apartments Project)
  Series 1995A DN (Wells Fargo Bank LOC) (VMIG-1)**
 4.05%...........................................  05/07/01   3,775    3,775,000
 San Juan-Modesto-Santa Clara-Redding Public Power Agency RB (San
  Juan Project) Subordinate Lien RB Series 1995B DN (AMBAC
  Insurance, Bank of Nova Scotia SBPA) (A-1+, VMIG-1)**
 4.05%...........................................  05/07/01  12,000   12,000,000
 San Juan-Modesto-Santa Clara-Redding Public Power Agency RB (San
  Juan Project) Subordinate Lien RB Series 1997D DN (MBIA
  Insurance, National Westminister SBPA) (A-1+, VMIG-1)**
 4.10%...........................................  05/07/01   2,200    2,200,000
 San Juan-Modesto-Santa Clara-Redding Public Power Agency RB (San
  Juan Project) Subordinate Lien RB Series 1997E DN (National
  Westminster LOC) (A-1+, VMIG-1)**
 4.05%...........................................  05/07/01   1,900    1,900,000
 Santa Clara Multifamily Housing Bonds (Fox Chase Project) DN (FGIC
  Insurance) (A-1+, VMIG-1)**
 4.00%...........................................  05/07/01   1,600    1,600,000
 Tulare County TRAN Series 2000-2001 (MIG-1)
 4.50%...........................................  11/14/01  10,000   10,055,307
 Wateruse Finance Authority RB Series 1998 DN (FSA Insurance) (A-
  1+)**
 4.00%...........................................  05/07/01   1,700    1,700,000
                                                                    ------------
                                                                     477,967,505
                                                                    ------------

                        California Money Fund Portfolio
                      Statement of Net Assets (Concluded)
                                  (Unaudited)
-------------------------------------------------------------------------------

Investments                                         Maturity  Par
in Securities                                         Date   (000)     Value
-------------                                       -------- ------ ------------
MUNICIPAL BONDS (continued)
Illinois--0.1%
 Illinois Educational Facilities Authority RB (National Louis
  University) Series 1999A DN (Banc One N.A. LOC) (A-1+)**
 4.34%............................................  05/07/01 $  800 $    800,000
                                                                    ------------
Puerto Rico--4.6%
 Commonwealth of Puerto Rico Highway & Transportation Authority RB
  Series 2000B DN (MBIA Insurance, First Union National Bank SBPA)
  (VMIG-1)**
 4.12%............................................  05/07/01  2,735    2,735,000
 Puerto Rico Government Development Bank Series 1985 DN (Credit
  Suisse LOC) (A-1+, VMIG-1)**
 3.95%............................................  05/07/01  7,000    7,000,000
 Puerto Rico Government Development Bank TECP (A-1+, P-1)
 3.00%............................................  09/12/01  5,939    5,939,000
 Puerto Rico Highway & Transportation Authority RB Series 1998A DN
  (AMBAC Insurance) (A-1+, VMIG-1)**
 4.00%............................................  05/07/01    300      300,000
 Puerto Rico Industrial Tourist Education Medical & Environmental
  Control Financing Authority (Ana G. Mendez University System
  Project) DN (Banco de Santarder LOC) (A-1+)**
 4.10%............................................  05/07/01  5,000    5,000,000
 Puerto Rico Industrial Tourist Education Medical & Environmental
  Control Financing Authority (Ana G. Mendez Foundation Project) DN
  (Bank of Tokyo-Mitsubishi LOC) (A-1+)**
 4.60%............................................  05/07/01  2,300    2,300,000
                                                                    ------------
                                                                      23,274,000
                                                                    ------------
Virginia--0.4%
 Virginia Resource Authority RB (Henrico County Project) Series
  1997 DN (Crestar Bank N.A. LOC) (A-1+)**
 4.40%............................................  05/07/01  2,000    2,000,000
                                                                    ------------

TOTAL INVESTMENTS IN SECURITIES
  (Cost $504,041,505*)...................................... 99.4% $504,041,505
OTHER ASSETS IN EXCESS OF LIABILITIES.......................  0.6     2,979,820
                                                             ----  ------------


                                                                 Value
                                                         ---------------------
NET ASSETS (Equivalent to $1.00 per
 share based on 488,848,467
 Institutional Shares and 18,296,050
 Dollar Shares outstanding)...............        100.0% $         507,021,325
                                         ==============  =====================
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE
 ($507,021,325 / 507,144,517)..........................                  $1.00
                                                                         =====

--------
 *  Cost for federal income tax purposes.
** Variable Rate Obligations--The interest rate shown is as of April 30, 2001 and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount owned can be recovered upon demand.

                        California Money Fund Portfolio
                             Maturity Information
                                April 30, 2001

    Maturity                            Par                                            Percentage
  -------------                     ------------                                       ----------
      1-30 Days                     $387,990,000                                          77.0%
     31-60 Days                       27,500,000                                           5.5
     61-90 Days                       11,000,000                                           2.2
    91-120 Days                        1,230,000                                           0.2
   121-150 Days                       27,474,000                                           5.5
  Over 150 Days                       48,655,000                                           9.6

                      Average Weighted Maturity--34 days


Investment Abbreviations:

 DN   Demand Note
 GO   General Obligation
 LOC  Letter of Credit
 RB   Revenue Bond
 SBPA Stand-by Bond Purchase Agreement
 TRAN Tax and Revenue Anticipation Notes
 TECP Tax-Exempt Commercial Paper

The Moody's Investors Service, Inc. and Standard & Poor's Ratings Service ratings of the investments in the various portfolios are believed to be the most recent ratings available at April 30, 2001.

               See accompanying notes to financial statements.

                    BlackRock Provident Institutional Funds
                         New York Money Fund Portfolio
                            Statement of Net Assets
                                 April 30, 2001
                                  (Unaudited)
--------------------------------------------------------------------------------

Investments                                         Maturity  Par
in Securities                                         Date   (000)     Value
-------------                                       -------- ------ ------------
MUNICIPAL BONDS--99.4%
New York
 Albany IDA RB (Daughters of Sarah Civic Facility Project) Series
  2001A DN (Federal Home Loan Bank) (VMIG-1)**
 4.20%............................................  05/07/01 $7,265 $  7,265,000
 Andover School District BAN Series 2001
 3.75%............................................  06/15/01  3,541    3,544,039
 Beacon County BAN Series 2001
 3.50%............................................  08/17/01  1,000    1,000,792
 Chautauqua County BAN Series 2001
 3.35%............................................  04/26/02  4,000    4,008,798
 3.50%............................................  04/26/02  3,700    3,713,430
 City of New York GO Series 1992D DN (FGIC Insurance) (A1+, VMIG-
  1)**
 4.15%............................................  05/07/01  4,600    4,600,000
 City of New York GO Series 1993A-6 DN (A-1+)**
 4.00%............................................  05/01/01  5,700    5,700,000
 City of New York GO Series 1993A-9 DN (Morgan Guaranty Trust LOC)
  (A-1+, VMIG-1)**
 4.00%............................................  05/01/01  1,170    1,170,000
 City of New York GO Series 1994B-8 DN (Bayerishe Landesbank LOC)
  (A-1+, VMIG-1)**
 4.10%............................................  05/07/01    535      535,000
 City of New York GO Series 1994H DN (Rabo Bank Nederland LOC)**
 4.00%............................................  05/07/01  1,600    1,600,000
 City of New York GO Series 1995F-2 DN (Toronto Dominion LOC)
  (A-1+, VMIG-1)**
 4.05%............................................  05/07/01  6,450    6,450,000
 City of New York GO Series 1995F-4 DN (Landesbank Hessen Thuringen
  Girozentrale LOC) (A-1+, VMIG-1)**
 4.10%............................................  05/07/01  4,800    4,800,000
 City of New York GO Series 1995F-5 DN (Bayerische Landesbank
  Girozentrale LOC) (A-1+, VMIG-1)**
 4.10%............................................  05/07/01  5,000    5,000,000
 City of New York GO Series 1995F-6 DN (Morgan Guaranty Trust LOC)
  (A-1+, VMIG-1)**
 4.15%............................................  05/07/01  8,100    8,100,000
 City of New York GO Trust Receipts DN (Societe Generale) (A-1+)**
 4.12%............................................  05/07/01  9,060    9,060,000

Investments                                        Maturity   Par
in Securities                                        Date    (000)     Value
-------------                                      -------- ------- ------------
MUNICIPAL BONDS (continued)
New York (continued)
 City of New York Health & Hospital Corporation RB (Health System
  Project) Series 1997A DN (Morgan Guaranty Trust LOC) (A-1+, VMIG-
  1)**
 4.05%...........................................  05/07/01 $11,425 $ 11,425,000
 City of New York Health & Hospital Corporation RB (Health System
  Project) Series 1997F DN (Commerzbank LOC) (A-1+, VMIG-1)**
 4.05%...........................................  05/07/01   3,000    3,000,000
 City of New York Housing Development Corporation Multifamily
  Rental Housing RB (Parkgate Development Project) Series 1998A DN
  (Federal National Mortgage Association) (A-1+)**
 4.00%...........................................  05/07/01   2,400    2,400,000
 City of New York Municipal Transportation Authority TECP (ABN-AMRO
  Bank N.V. LOC) (A-1+, P-1)
 3.10%...........................................  06/14/01  10,000   10,000,000
 City of New York Municipal Water & Sewer System Finance Authority
  RB Series 1995A DN (FGIC Insurance)
  (A-1+, VMIG-1)**
 4.25%...........................................  05/01/01  12,400   12,400,000
 City of New York Municipal Water Finance Authority TECP
  (Bayerische Landesbank Girozentrale LOC)
  (A-1+, P-1)
 3.20%...........................................  06/08/01   6,800    6,800,000
 City of New York Municipal Water Finance Authority DN (First Union
  Bank LOC) (VMIG-1)**
 4.30%...........................................  05/07/01   5,000    5,000,000
 City of New York Municipal Water Finance Authority Water & Sewer
  System RB Series 1991MB (FGIC Insurance)
 6.75%...........................................  06/15/01   1,000    1,014,172
 City of New York Municipal Water Finance Authority Water & Sewer
  System RB Series 1991C MB
 7.75%...........................................  06/15/01  10,315   10,526,715
 City of New York Tender Option Bonds DN (MBIA Insurance) (VMIG-
  1)**
 4.19%...........................................  05/07/01   7,000    7,000,000
 City of New York Transitional Finance Authority Financing RB Eagle
  Tax-Exempt Trust Receipts Series 2000 DN (Citibank LOC) (A-1+)**
 4.19%...........................................  05/07/01   3,000    3,000,000

                         New York Money Fund Portfolio
                      Statement of Net Assets (Continued)
                                  (Unaudited)
--------------------------------------------------------------------------------

Investments                                        Maturity   Par
in Securities                                        Date    (000)     Value
-------------                                      -------- ------- ------------
MUNICIPAL BONDS (continued)
New York (continued)
 City of New York Transitional Finance Authority Financing RB Eagle
  Tax-Exempt Trust Receipts Series 2001 DN (Citibank LOC) (A-1+)**
 4.14%...........................................  05/01/01 $ 3,300 $  3,300,000
 City of New York Transitional Finance Authority Financing RB
  Future Tax Secured Bonds Series 1998A-2 DN (Bank of Nova Scotia
  LOC) (VMIG-1)**
 4.15%...........................................  05/07/01     400      400,000
 City of New York Transitional Finance Authority Financing RB
  Future Tax Secured Bonds Series 1998A-2 DN (Morgan Guaranty Trust
  LOC)
  (A-1+, VMIG-1)**
 4.15%...........................................  05/07/01   2,100    2,100,000
 City of New York Transitional Finance Authority Financing RB
  Series
  2001N-4 DN (Bank Of New York LOC) (VMIG-1)**
 4.10%...........................................  05/07/01   8,500    8,500,000
 City of New York Transitional Finance Authority Financing RB
  Series 2001PA-823R DN (Merrill Lynch LOC) (VMIG-1)**
 3.05%...........................................  05/07/01   6,500    6,500,000
 Dobbs Ferry University School District TAN Series 2000
 4.60%...........................................  07/16/01   1,850    1,851,272
 Dormitory Authority of the State of New York Merlot Series A30 DN
  (First Union Bank LOC) (VMIG-1)**
 4.30%...........................................  05/07/01   3,000    3,000,000
 Dormitory Authority of the State of New York RB (MBIA Insurance)
  DN
  (A-1, VMIG-1)**
 4.00%...........................................  05/07/01   6,455    6,455,000
 Dormitory Authority of the State of New York RB (Metropolitan
  Museum of Art) Series 1993A DN (A-1+, VMIG-1)**
 4.10%...........................................  05/07/01   1,063    1,063,000
 Franklin County IDA Civic Facility RB (Paul Smith's College
  Project) Series 1998 DN (Key Bank N.A. LOC)**
 4.32%...........................................  05/07/01   4,100    4,100,000
 Liverpool Central School District BAN Series 2000
 4.85%...........................................  07/12/01   6,000    6,003,953
 Long Island Power Authority TECP (Westdeutsche Landesbank
  Girozentrale LOC) (A-1+, VMIG-1)
 3.15%...........................................  05/22/01  18,100   18,100,000

Investments                                   Maturity   Par
in Securities                                   Date    (000)     Value
-------------                                 -------- ------- ------------
MUNICIPAL BONDS (continued)
New York (continued)
 Long Island Power Authority Electric System Subordinated RB
  DN
  (ABM-AMRO Bank N.V. LOC)
  (A-1+, VMIG-1)**
 4.25%......................................  05/01/01 $ 2,000 $  2,000,000
 Massapequa Unified School District TAN
 5.00%......................................  06/26/01   4,500    4,503,773
 Metropolitan Transportation Authority DN (First Union Bank
  LOC) (VMIG-1)**
 4.30%......................................  05/07/01   5,000    5,000,000
 Monroe County IDA (Electronic Navigation Industries) MB (AA-)
 4.60%......................................  07/02/01   2,290    2,290,000
 New Rochelle School District BAN Series 2001 (MIG-1)
 3.75%......................................  12/21/01   5,000    5,018,453
 New York Local Government Assistance Corporation Bonds Series
  1993A DN (Union Bank of Switzerland LOC)
  (A-1+, VMIG-1)**
 4.05%......................................  05/07/01   1,700    1,700,000
 New York Local Government Assistance Corporation Bonds Series
  1994B DN (Credit Suisse LOC) (A-1+, VMIG-1)**
 4.00%......................................  05/07/01   5,000    5,000,000
 New York Local Government Assistance Corporation Bonds Series
  1995E DN (Canadian Imperial Bank LOC)
  (A-1+, VMIG-1)**
 4.00%......................................  05/07/01   2,900    2,900,000
 New York State Energy, Research & Development Authority PCRB
  (New York State Electric & Gas Corporation Project) Series
  1985D MB (Fleet National Bank LOC) (A-1+, VMIG-1) (A-1)
 4.35%......................................  12/01/01   2,300    2,300,000
 New York State Environmental Facilities Corporation PCRB
  Series 1991A MB
 7.00%......................................  06/15/01   1,000    1,024,742
 New York State Environmental Facilities Corporation PCRB
  Series 1991E MB
 6.50%......................................  06/15/01   1,295    1,325,786
 New York State Housing Finance Agency (Liberty View
  Apartments) Series 1997A DN (Federal National Mortgage
  Association) (A-1+)**
 4.00%......................................  05/07/01  12,100   12,100,000

                         New York Money Fund Portfolio
                      Statement of Net Assets (Continued)
                                  (Unaudited)
-------------------------------------------------------------------------------

Investments                                    Maturity  Par
in Securities                                    Date   (000)     Value
-------------                                  -------- ------ ------------
MUNICIPAL BONDS (continued)
New York (continued)
 New York State Housing Finance Agency Multifamily Housing RB
  Series 1988A DN (AMBAC Insurance)
  (A-1+, VMIG-1)**
 4.30%.......................................  05/07/01 $  700 $    700,000
 New York State Local Government Assistance Corporation RB
  Series 1995B DN (Bank of Nova Scotia LOC)
  (A-1+, VMIG-1)**
 4.35%.......................................  05/07/01  3,100    3,100,000
 New York State Medical Care Facilities Authority RB Series
  1994 DN (A-1+)**
 4.07%.......................................  05/07/01  9,995    9,995,000
 New York State Power Authority Revenue & General Purpose
  Bonds Series 1985 MB (A1, VMIG-1)
 4.30%.......................................  09/04/01  8,000    8,000,000
 Niagara County IDA Solid Waste Disposal Facility RB (American
  Fuel Company of Niagara L.P.) Series 1994A DN (Wachovia Bank
  LOC)
  (A-1, P-1)**
 4.05%.......................................  05/07/01  1,710    1,710,000
 Niagara Falls Toll Bridge Commission RB Series 1993A DN (FGIC
  Insurance & Credit Local de France SBPA)
  (A-1+, VMIG-1)**
 4.00%.......................................  05/07/01  1,000    1,000,000
 North Tonawanda BAN Series 2000
 5.00%.......................................  07/12/01  2,437    2,439,299
 Oyster Bay BAN Series 2000E
 5.00%.......................................  09/28/01  4,455    4,464,195
 Oyster Bay BAN Series 2000F
 5.00%.......................................  11/30/01  3,000    3,022,608
 Port Authority of New York & New Jersey DN (MBIA Insurance)
  (VMIG-1)**
 4.24%.......................................  05/07/01  5,470    5,470,000
 State of New York Urban Development Corporation Revenue DN
  (Societe Generale LOC) (A-1C+)**
 4.07%.......................................  05/07/01  3,700    3,700,000

Investments                                        Maturity   Par
in Securities                                        Date    (000)     Value
-------------                                      -------- ------- ------------
MUNICIPAL BONDS (continued)
New York (continued)
 Triborough Bridge & Tunnel Authority BAN 2001A (SP-1+, MIG-1)
 5.00%...........................................  01/17/02 $ 8,000 $  8,116,699
 Triborough Bridge & Tunnel Authority Special Obligation Refunding
  Bonds Series 2000B DN (Morgan Guaranty Trust LOC) (A-1+, VMIG-
  1)**
 4.15%...........................................  05/07/01  11,600   11,600,000
 Yonkers RAN Series 2001A (Bank of New York LOC) (MIG-1)
 5.00%...........................................  06/28/01   3,000    3,004,685
                                                                    ------------

TOTAL INVESTMENTS IN SECURITIES
 (Cost $311,971,411*)......................................   99.4%  311,971,411
OTHER ASSETS IN EXCESS OF LIABILITIES......................    0.6     1,762,765
                                                             -----  ------------
NET ASSETS (Equivalent to $1.00 per share based on
 310,757,341 Institutional Shares and 3,006,519 Dollar
 Shares outstanding).......................................  100.0% $313,734,176
                                                             =====  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
 ($313,734,176 / 313,763,860).....................................         $1.00
                                                                           =====

--------
 * Cost for federal income tax purposes.
** Variable Rate Obligations--The interest rate shown is as of April 30, 2001, and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount owned can be recovered upon demand.

                         New York Money Fund Portfolio
                      Statement of Net Assets (Concluded)
                                  (Unaudited)
-------------------------------------------------------------------------------

                         New York Money Fund Portfolio
                             Maturity Information
                                April 30, 2001

                                                                                       Percentage
    Maturity                            Par                                                of
     Period                            (000)                                           Portfolio
  -------------                     ------------                                       ----------
      1-30 Days                     $217,998,000                                          70.0%
     31-60 Days                       41,451,000                                          13.3
     61-90 Days                       12,577,000                                           4.0
    91-120 Days                        1,000,000                                           0.3
  121- 150 Days                        8,000,000                                           2.6
  Over 150 Days                       30,455,000                                           9.8

                      Average Weighted Maturity--43 days


Investment Abbreviations:

 BAN  Bond Anticipation Note
 DN   Demand Note (Variable Rate)
 GO   General Obligation
 IDA  Industrial Development Authority
 LOC  Letter of Credit
 MB   Municipal Bond
 PCRB Pollution Control Revenue Bond
 RAN  Revenue Anticipation Notes
 RB   Revenue Bond
 SBPA Stand-by Bond Purchase Agreement
 TAN  Tax Anticipation Notes
 TECP Tax Exempt Commercial Paper

The Moody's Investor Service, Inc. and Standard & Poor's Rating Service ratings of the investments in the various Portfolios are believed to be the most recent ratings available at April 30, 2001.


               See accompanying notes to financial statements.

                           [Intentionally Left Blank]

                    BlackRock Provident Institutional Funds
                            Statements of Operations
                    For the Six Months Ended April 30, 2001
                                  (Unaudited)


                                         TempFund      TempCash     Fed Fund
                                        Portfolio     Portfolio     Portfolio
                                       ------------  ------------  -----------
Investment Income:
 Interest income...................... $692,135,450  $140,448,079  $55,418,085
                                       ------------  ------------  -----------
Expenses:
 Investment advisory fee..............    9,709,704     3,038,663    1,139,394
 Administration fee...................    9,709,704     3,038,663    1,139,394
 Custodian fee........................    1,022,887       259,359      133,629
 Transfer agent fee...................      488,666        46,800       29,800
 Service Organization fees--Dollar
  Shares..............................    4,825,735       586,323      583,192
 Service Organization fees--Cash
  Management Shares...................       86,734            --           --
 Service Organization fees--Cash
  Reserve Shares......................      449,587            --           --
 Legal fees...........................      180,000        35,600        9,733
 Audit fees...........................       83,162        16,214        5,348
 Printing.............................       74,000        15,667        1,767
 Registration fees and expenses.......      799,891       150,601       45,405
 Trustees' fees and expenses..........       15,933        16,333       16,466
 Other................................      146,966        24,108       13,479
                                       ------------  ------------  -----------
Total expenses........................   27,592,969     7,228,331    3,117,607
                                       ------------  ------------  -----------
Less fees waived......................   (1,442,355)   (2,468,620)    (646,062)
Less fees paid indirectly.............           --            --      (26,981)
                                       ------------  ------------  -----------
Total expenses........................   26,150,614     4,759,711    2,444,564
                                       ------------  ------------  -----------
Net investment income.................  665,984,836   135,688,368   52,973,521
 Net realized gain (loss) from
  investment transactions.............    1,238,243       476,882       79,942
                                       ------------  ------------  -----------
 Net increase in net assets resulting
  from operations..................... $667,223,079  $136,165,250  $53,053,463
                                       ============  ============  ===========

                See accompanying notes to financial statements.

              Federal  Trust Treasury Trust                          California   New York
   T-Fund          Fund           Fund       MuniFund     MuniCash   Money Fund  Money Fund
  Portfolio     Portfolio      Portfolio     Portfolio   Portfolio   Portfolio   Portfolio
 -----------  -------------- -------------- -----------  ----------  ----------  ----------
 $83,471,332    $4,700,154    $34,169,404   $15,479,525  $7,025,435  $9,716,691  $6,597,508
 -----------    ----------    -----------   -----------  ----------  ----------  ----------
   1,740,063        97,620        730,125       720,604     307,133     590,677     368,514
   1,740,063        97,620        730,125       720,604     307,133     590,677     368,514
     178,580        20,762        108,074        80,506      41,360      63,197      43,208
      86,867         7,267         37,400        37,400      18,200      16,467      12,733
     751,341        17,201        470,105        57,792      80,233      16,743       2,892
     163,629            --         21,520        10,806       2,784          --          --
          --            --             --        30,128          --          --          --
      31,400         1,499          7,400         3,334       3,000       3,000       1,560
       9,370           294          2,519         2,646       1,535       2,023         933
       7,000           300          3,233           634       1,200         600       1,220
      18,066        11,867         28,485        32,186       9,667       5,049       6,487
      16,267        15,933         18,133        16,134      16,600      16,200      16,400
      34,183         2,739         15,409         7,539       2,078       4,583       1,274
 -----------    ----------    -----------   -----------  ----------  ----------  ----------
   4,776,829       273,102      2,172,528     1,720,313     790,923   1,309,216     823,735
 -----------    ----------    -----------   -----------  ----------  ----------  ----------
  (1,002,551)      (94,223)      (472,240)     (797,421)   (357,044)   (701,797)   (452,330)
     (81,379)         (531)            --       (53,387)    (13,373)    (21,787)    (21,136)
 -----------    ----------    -----------   -----------  ----------  ----------  ----------
   3,692,899       178,348      1,700,288       869,505     420,506     585,632     350,269
 -----------    ----------    -----------   -----------  ----------  ----------  ----------
  79,778,433     4,521,806     32,469,116    14,610,020   6,604,929   9,131,059   6,247,239
      (9,647)       15,858        (32,700)      101,172      10,824       3,105     (12,505)
 -----------    ----------    -----------   -----------  ----------  ----------  ----------
 $79,768,786    $4,537,664    $32,436,416   $14,711,192  $6,615,753  $9,134,164  $6,234,734
 ===========    ==========    ===========   ===========  ==========  ==========  ==========

                    BlackRock Provident Institutional Funds
                      Statements of Changes in Net Assets


                                                                    TempFund Portfolio                TempCash Portfolio
                                                             ---------------------------------  --------------------------------
                                                               Six Months                         Six Months
                                                                  Ended          Year Ended         Ended          Year Ended
                                                             April 30, 2001   October 31, 2000  April 30, 2001  October 31, 2000
                                                             ---------------  ----------------  --------------  ----------------
                                                               (Unaudited)                       (Unaudited)
Increase (decrease) in net assets:
 Operations:
 Net investment income...................................... $   665,984,836  $   994,109,066   $  135,688,368   $  198,139,304
 Net gain (loss) on investments.............................       1,238,243         (248,823)         476,882         (239,142)
                                                             ---------------  ---------------   --------------   --------------
 Net increase in net assets resulting from operations.......     667,223,079      993,860,243      136,165,250      197,900,162
                                                             ---------------  ---------------   --------------   --------------
 Distributions to shareholders:
 From net investment income:
  Institutional Shares......................................    (553,420,174)    (951,788,932)    (122,531,128)    (174,383,527)
  Dollar Shares.............................................    (105,510,093)     (37,047,225)     (13,157,240)     (23,755,777)
  Cash Management Shares....................................        (881,836)      (1,162,297)              --               --
  Cash Reserve Shares.......................................      (6,172,733)      (4,110,612)              --               --
                                                             ---------------  ---------------   --------------   --------------
   Total distributions to shareholders......................    (665,984,836)    (994,109,066)    (135,688,368)    (198,139,304)
                                                             ---------------  ---------------   --------------   --------------
 Capital share transactions.................................  10,034,317,044    2,586,116,104      649,212,646    1,860,530,051
                                                             ---------------  ---------------   --------------   --------------
   Total increase in net assets.............................  10,035,555,287    2,585,867,281      649,689,528    1,860,290,909
Net assets:
 Beginning of period........................................  16,930,669,398   14,344,802,117    4,213,152,511    2,352,861,602
                                                             ---------------  ---------------   --------------   --------------
 End of period.............................................. $26,966,224,685  $16,930,669,398   $4,862,842,039   $4,213,152,511
                                                             ===============  ===============   ==============   ==============

                See accompanying notes to financial statements.

                                                                             Federal Trust
        FedFund Portfolio                 T-Fund Portfolio                  Fund Portfolio
 --------------------------------  -------------------------------- -------------------------------
   Six Months                        Six Months                       Six Months
      Ended          Year Ended        Ended          Year Ended        Ended         Year Ended
 April 30, 2001   October 31, 2000 April 30, 2001  October 31, 2000 April 30, 2001 October 31, 2000
 --------------   ---------------- --------------  ---------------- -------------- ----------------
   (Unaudited)                      (Unaudited)                      (Unaudited)
 $   52,973,521    $   64,466,559  $   79,778,433   $  179,811,846   $  4,521,806    $ 11,271,903
         79,942            26,891          (9,647)         (68,312)        15,858          19,645
 --------------    --------------  --------------   --------------   ------------    ------------
     53,053,463        64,493,450      79,768,786      179,743,534      4,537,664      11,291,548
 --------------    --------------  --------------   --------------   ------------    ------------
    (40,483,101)      (57,933,919)    (61,849,937)    (144,322,710)    (4,149,240)    (10,361,486)
    (12,490,420)       (6,532,640)    (16,263,542)     (32,679,214)      (372,566)       (910,417)
             --                --      (1,664,954)      (2,809,922)            --              --
 --------------    --------------  --------------   --------------   ------------    ------------
    (52,973,521)      (64,466,559)    (79,778,433)    (179,811,846)    (4,521,806)    (11,271,903)
 --------------    --------------  --------------   --------------   ------------    ------------
    156,890,434       839,361,750      90,429,314     (110,587,557)    56,947,681     (95,306,918)
 --------------    --------------  --------------   --------------   ------------    ------------
    156,970,376       839,388,641      90,419,667     (110,655,869)    56,963,539     (95,287,273)
  1,616,743,350       777,354,709   2,902,677,118    3,013,332,987    151,596,041     246,883,314
 --------------    --------------  --------------   --------------   ------------    ------------
 $1,773,713,726    $1,616,743,350  $2,993,096,785   $2,902,677,118   $208,559,580    $151,596,041
 ==============    ==============  ==============   ==============   ============    ============

                    BlackRock Provident Institutional Funds
                      Statements of Changes in Net Assets

                                                                      Treasury Trust
                                                                      Fund Portfolio                 MuniFund Portfolio
                                                              -------------------------------- -------------------------------
                                                                Six Months                       Six Months
                                                                  Ended          Year Ended        Ended         Year Ended
                                                              April 30, 2001  October 31, 2000 April 30, 2001 October 31, 2000
                                                              --------------  ---------------- -------------- ----------------
                                                               (Unaudited)                      (Unaudited)
Increase (decrease) in net assets:
 Operations:
 Net investment income....................................... $   32,469,116   $   64,314,300   $ 14,610,020    $ 23,954,534
 Net gain (loss) on investments..............................        (32,700)        (143,186)       101,172         (13,752)
                                                              --------------   --------------   ------------    ------------
 Net increase in net assets resulting from operations........     32,436,416       64,171,114     14,711,192      23,940,782
                                                              --------------   --------------   ------------    ------------
Distributions to shareholders:
 From net investment income:
 Institutional Shares........................................    (22,556,796)     (47,177,619)   (13,520,172)    (21,441,598)
 Dollar Shares...............................................     (9,695,497)     (17,136,681)      (779,696)     (2,190,900)
 Cash Management Shares......................................       (216,823)              --        (65,367)       (132,208)
 Cash Reserve Shares.........................................             --               --       (244,785)       (189,828)
                                                              --------------   --------------   ------------    ------------
  Total distributions to shareholders........................    (32,469,116)     (64,314,300)   (14,610,020)    (23,954,534)
                                                              --------------   --------------   ------------    ------------
 Capital share transactions..................................    (45,524,747)     (67,755,622)    51,967,746     148,174,164
                                                              --------------   --------------   ------------    ------------
  Total increase in net assets...............................    (45,557,447)     (67,898,808)    52,068,918     148,160,412
Net assets:
 Beginning of period.........................................  1,157,239,834    1,225,138,642    690,143,604     541,983,192
                                                              --------------   --------------   ------------    ------------
 End of period............................................... $1,111,682,387   $1,157,239,834   $742,212,522    $690,143,604
                                                              ==============   ==============   ============    ============

                See accompanying notes to financial statements.

                                         California Money                 New York Money
        MuniCash Portfolio                Fund Portfolio                  Fund Portfolio
        ------------------               ----------------                 --------------
   Six Months                       Six Months                      Six Months
      Ended         Year Ended        Ended         Year Ended        Ended         Year Ended
 April 30, 2001  October 31, 2000 April 30, 2001 October 31, 2000 April 30, 2001 October 31, 2000
 --------------  ---------------- -------------- ---------------- -------------- ----------------
   (Unaudited)                     (Unaudited)                     (Unaudited)
 $  6,604,929      $ 16,928,819    $  9,131,059    $ 19,952,018    $  6,247,239    $ 10,898,594
       10,824           (17,054)          3,105           4,413         (12,505)          5,407
 ------------      ------------    ------------    ------------    ------------    ------------
    6,615,753        16,911,765       9,134,164      19,956,431       6,234,734      10,904,001
 ------------      ------------    ------------    ------------    ------------    ------------
   (5,409,445)      (12,313,669)     (8,944,021)    (19,625,241)     (6,210,965)    (10,862,081)
   (1,177,064)       (4,615,150)       (187,038)       (326,777)        (36,274)        (36,513)
      (18,420)               --
           --                --
 ------------      ------------    ------------    ------------    ------------    ------------
   (6,604,929)      (16,928,819)     (9,131,059)    (19,952,018)     (6,247,239)    (10,898,594)
 ------------      ------------    ------------    ------------    ------------    ------------
   98,243,140       (31,006,787)    (78,928,805)     34,178,749       9,905,422     (19,410,717)
 ------------      ------------    ------------    ------------    ------------    ------------
   98,253,964       (31,023,841)    (78,925,700)     34,183,162       9,892,917     (19,405,310)
  400,205,012       431,228,853     585,947,025     551,763,863     303,841,259     323,246,569
 ------------      ------------    ------------    ------------    ------------    ------------
 $498,458,976      $400,205,012    $507,021,325    $585,947,025    $313,734,176    $303,841,259
 ============      ============    ============    ============    ============    ============

                    BlackRock Provident Institutional Funds
                              Financial Highlights
                (For a Share Outstanding Throughout Each Period)


                                                   Dividends to
                              Net Asset            Shareholders
                               Value,      Net       From Net
                              Beginning Investment  Investment
TempFund                      of Period   Income      Income
--------                      --------- ---------- ------------
Institutional Shares
11/01/00 through 04/30/01/3/    $1.00    $0.0290     $(0.0290)
10/31/00                         1.00     0.0611      (0.0611)
10/01/99 through 10/31/99        1.00     0.0045      (0.0045)
9/30/99                          1.00     0.0495      (0.0495)
9/30/98                          1.00     0.0549      (0.0549)
9/30/97                          1.00     0.0539      (0.0539)
9/30/96                          1.00     0.0541      (0.0541)

Dollar Shares
11/01/00 through 04/30/01/3/    $1.00    $0.0278     $(0.0278)
10/31/00                         1.00     0.0586      (0.0586)
10/01/99 through 10/31/99        1.00     0.0043      (0.0043)
9/30/99                          1.00     0.0470      (0.0470)
9/30/98                          1.00     0.0524      (0.0524)
9/30/97                          1.00     0.0514      (0.0514)
9/30/96                          1.00     0.0516      (0.0516)


Cash Management Shares
11/01/00 through 4/30/01/3/     $1.00    $0.0265     $(0.0265)
10/31/00                         1.00     0.0561      (0.0561)
10/01/99 through 10/31/99        1.00     0.0041      (0.0041)
6/14/99/2/ through 9/30/99       1.00     0.0135      (0.0135)

Cash Reserve Shares
11/01/00 through 04/30/01/3/    $1.00    $0.0270     $(0.0270)
5/30/00/2/ through 10/31/00      1.00     0.0258      (0.0258)


TempCash
--------
Institutional Shares
11/01/00 through 04/30/01/3/    $1.00    $0.0293     $(0.0293)
10/31/00                         1.00     0.0613      (0.0613)
10/01/99 through 10/31/99        1.00     0.0044      (0.0044)
9/30/99                          1.00     0.0496      (0.0496)
9/30/98                          1.00     0.0552      (0.0552)
9/30/97                          1.00     0.0541      (0.0541)
9/30/96                          1.00     0.0542      (0.0542)

Dollar Shares
11/01/00 through 04/30/01/3/    $1.00    $0.0281     $(0.0281)
10/31/00                         1.00     0.0588      (0.0588)
101/01/99 through 10/31/99       1.00     0.0042      (0.0042)
9/30/99                          1.00     0.0471      (0.0471)
9/30/98                          1.00     0.0527      (0.0527)
9/30/97                          1.00     0.0516      (0.0516)
9/30/96                          1.00     0.0517      (0.0517)


                See accompanying notes to financial statements.

                                                     Ratio of
                                                    Expenses to    Ratio of Net
    Net                               Ratio of        Average       Investment
   Asset               Net Assets,   Expenses to     Daily Net      Income to
  Value,                 End of        Average        Assets         Average
  End of   Total         Period       Daily Net     (excluding      Daily Net
  Period   Return         (000)        Assets        waivers)         Assets
  ------   ------      -----------   -----------    -----------    ------------
   $1.00    6.01%/1/   $21,459,673      0.18%/1/       0.19%/1/        5.84%/1/
    1.00    6.28        15,862,970      0.18           0.20            6.12
    1.00    5.42/1/     13,884,164      0.18/1/        0.20/1/         5.31/1/
    1.00    5.06        12,045,566      0.18           0.22            4.96
    1.00    5.63         9,686,491      0.18           0.23            5.50
    1.00    5.53         8,060,501      0.18           0.24            5.39
    1.00    5.55         5,715,004      0.18           0.26            5.41

   $1.00    5.75%/1/   $ 5,223,862      0.43%/1/       0.44%/1/        5.47%/1/
    1.00    6.02           815,132      0.43           0.45            5.94
    1.00    5.15/1/        446,569      0.43/1/        0.45/1/         5.06/1/
    1.00    4.81           497,178      0.43           0.47            4.71
    1.00    5.38           302,476      0.43           0.48            5.25
    1.00    5.27           355,284      0.43           0.49            5.14
    1.00    5.30           162,119      0.43           0.51            5.16


   $1.00    5.49%/1/   $    60,956      0.68%/1/       0.69%/1/        5.08%/1/
    1.00    5.75            30,242      0.68           0.70            5.68
    1.00    4.92/1/         14,069      0.68/1/        0.70/1/         4.81/1/
    1.00    4.60/1/         13,789      0.68/1/        0.71/1/         4.57/1/

   $1.00    5.59%/1/   $   221,734      0.58%/1/       0.59%/1/        5.49%/1/
    1.00    6.24/1/        222,325      0.58/1/        0.60/1/         6.16/1/


   $1.00    6.08%/1/   $ 4,348,406      0.18%/1/       0.29%/1/        5.89%/1/
    1.00    6.30         3,785,528      0.18           0.31            6.18
    1.00    5.31/1/      1,951,436      0.18/1/        0.34/1/         5.19/1/
    1.00    5.07         1,968,626      0.18           0.30            4.95
    1.00    5.66         2,499,114      0.18           0.32            5.52
    1.00    5.55         1,991,037      0.18           0.30            5.41
    1.00    5.56         1,835,326      0.18           0.33            5.42

   $1.00    5.81%/1/   $   514,436      0.43%/1/       0.54%/1/        5.61%/1/
    1.00    6.04           427,625      0.43           0.56            5.89
    1.00    5.06/1/        401,426      0.43/1/        0.59/1/         4.94/1/
    1.00    4.82           378,010      0.43           0.55            4.70
    1.00    5.41           503,809      0.43           0.57            5.27
    1.00    5.29           401,529      0.43           0.55            5.16
    1.00    5.31           527,830      0.43           0.58            5.17

                    BlackRock Provident Institutional Funds
                              Financial Highlights
                (For a Share Outstanding Throughout Each Period)


                                                   Dividends to
                              Net Asset            Shareholders
                               Value,      Net       From Net
                              Beginning Investment  Investment
FedFund                       of Period   Income      Income
-------                       --------- ---------- ------------
Institutional Shares
11/01/00 through 04/30/01/3/    $1.00    $0.0284     $(0.0284)
10/31/00                         1.00     0.0594      (0.0594)
10/31/99                         1.00     0.0483      (0.0483)
10/31/98                         1.00     0.0535      (0.0535)
10/31/97                         1.00     0.0530      (0.0530)
10/31/96                         1.00     0.0529      (0.0529)

Dollar Shares
11/01/00 through 04/30/01/3/    $1.00    $0.0272     $(0.0272)
10/31/00                         1.00     0.0569      (0.0569)
10/31/99                         1.00     0.0458      (0.0458)
10/31/98                         1.00     0.0510      (0.0510)
10/31/97                         1.00     0.0505      (0.0505)
10/31/96                         1.00     0.0504      (0.0504)


T-Fund
------
Institutional Shares
11/01/00 through 04/30/01/3/    $1.00    $0.0280     $(0.0280)
10/31/00                         1.00     0.0579      (0.0579)
10/31/99                         1.00     0.0473      (0.0473)
10/31/98                         1.00     0.0532      (0.0532)
10/31/97                         1.00     0.0528      (0.0528)
10/31/96                         1.00     0.0528      (0.0528)

Dollar Shares
11/01/00 through 04/30/01/3/    $1.00    $0.0268     $(0.0268)
10/31/00                         1.00     0.0554      (0.0554)
10/31/99                         1.00     0.0448      (0.0448)
10/31/98                         1.00     0.0507      (0.0507)
10/31/97                         1.00     0.0503      (0.0503)
10/31/96                         1.00     0.0503      (0.0503)


Cash Management Shares
11/01/00 through 04/30/01/3/    $1.00    $0.0255     $(0.0255)
10/31/00                         1.00     0.0529      (0.0529)
5/17/99/2/ through 10/31/99      1.00     0.0197      (0.0197)

                See accompanying notes to financial statements.

                                                    Ratio of
                                                   Expenses to    Ratio of Net
    Net                   Net        Ratio of        Average       Investment
   Asset                Assets,     Expenses to     Daily Net      Income to
  Value,                 End of       Average        Assets         Average
  End of   Total         Period      Daily Net     (excluding      Daily Net
  Period   Return        (000)        Assets        waivers)         Assets
  ------   ------       -------     -----------    -----------    ------------
   $1.00    5.89%/1/   $1,201,660      0.20%/1/       0.27%/1/        5.73%/1/
    1.00    6.10        1,400,232      0.20           0.29            6.01
    1.00    4.94          742,744      0.20           0.28            4.81
    1.00    5.48        1,116,979      0.20           0.28            5.35
    1.00    5.43        1,220,857      0.20           0.29            5.30
    1.00    5.41        1,407,529      0.19           0.30            5.29

   $1.00    5.62%/1/   $  572,054      0.45%/1/       0.52%/1/        5.39%/1/
    1.00    5.84          216,511      0.45           0.54            6.04
    1.00    4.69           34,611      0.45           0.53            4.56
    1.00    5.23           30,459      0.45           0.53            5.10
    1.00    5.18          116,316      0.45           0.54            5.05
    1.00    5.16          113,747      0.44           0.55            5.04


   $1.00    5.80%/1/   $2,303,311      0.19%/1/       0.26%/1/        5.63%/1/
    1.00    5.95        2,209,396      0.19           0.27            5.77
    1.00    4.83        2,397,386      0.20           0.26            4.72
    1.00    5.46        2,544,001      0.20           0.27            5.31
    1.00    5.41        1,765,332      0.20           0.29            5.28
    1.00    5.40        1,507,603      0.19           0.30            5.26

   $1.00    5.53%/1/   $  588,638      0.44%/1/       0.51%/1/        5.40%/1/
    1.00    5.68          630,801      0.44           0.52            5.54
    1.00    4.58          612,695      0.45           0.51            4.47
    1.00    5.21          777,385      0.45           0.52            5.06
    1.00    5.16          516,092      0.45           0.54            5.03
    1.00    5.15          351,271      0.44           0.55            5.01


   $1.00    5.27%/1/   $  101,148      0.70%/1/       0.77%/1/        5.11%/1/
    1.00    5.42           62,480      0.69           0.77            5.31
    1.00    4.37/1/         3,252      0.70/1/        0.78/1/         4.43/1/

                    BlackRock Provident Institutional Funds
                              Financial Highlights
                (For a Share Outstanding Throughout Each Period)


                                                     Dividends to
                                Net Asset            Shareholders
                                 Value,      Net       From Net
                                Beginning Investment  Investment
Federal Trust Fund              of Period   Income      Income
------------------              --------- ---------- ------------
Institutional Shares
11/01/00 through 04/30/01/3/      $1.00    $0.0283     $(0.0283)
10/31/00                           1.00     0.0593      (0.0593)
10/31/99                           1.00     0.0478      (0.0478)
10/31/98                           1.00     0.0529      (0.0529)
10/31/97                           1.00     0.0521      (0.0521)
10/31/96                           1.00     0.0523      (0.0523)

Dollar Shares
11/01/00 through 04/30/01/3/      $1.00    $0.0270     $(0.0270)
10/31/00                           1.00     0.0568      (0.0568)
10/31/99                           1.00     0.0453      (0.0453)
10/31/98                           1.00     0.0504      (0.0504)
10/31/97                           1.00     0.0496      (0.0496)
10/31/96                           1.00     0.0498      (0.0498)


Treasury Trust Fund
-------------------
Institutional Shares
11/01/00 through 04/30/01/3/      $1.00    $0.0270     $(0.0270)
10/31/00                           1.00     0.0552      (0.0552)
10/31/99                           1.00     0.0442      (0.0442)
10/31/98                           1.00     0.0502      (0.0502)
10/31/97                           1.00     0.0504      (0.0504)
10/31/96                           1.00     0.0508      (0.0508)

Dollar Shares
11/01/00 through 04/30/01/3/      $1.00    $0.0258     $(0.0258)
10/31/00                           1.00     0.0527      (0.0527)
10/31/99                           1.00     0.0417      (0.0417)
10/31/98                           1.00     0.0477      (0.0477)
10/31/97                           1.00     0.0479      (0.0479)
10/31/96                           1.00     0.0483      (0.0483)


Cash Management Shares
12/11/00/2/ through 4/30/01/3/    $1.00    $0.0184     $(0.0184)

                See accompanying notes to financial statements.

                                                    Ratio of
                                                   Expenses to    Ratio of Net
    Net                   Net        Ratio of        Average       Investment
   Asset                Assets,     Expenses to     Daily Net      Income to
  Value,                 End of       Average        Assets         Average
  End of   Total         Period      Daily Net     (excluding      Daily Net
  Period   Return        (000)        Assets        waivers)         Assets
  ------   ------       -------     -----------    -----------    ------------
   $1.00    5.85%/1/   $  195,789      0.20%/1/       0.32%/1/        5.65%/1/
    1.00    6.10          138,396      0.20           0.34            5.84
    1.00    4.88          219,344      0.20           0.32            4.76
    1.00    5.42          280,580      0.20           0.29            5.29
    1.00    5.33          229,292      0.20           0.31            5.21
    1.00    5.35          273,752      0.19           0.31            5.22

   $1.00    5.59%/1/   $   12,771      0.45%/1/       0.56%/1/        5.38%/1/
    1.00    5.83           13,200      0.45           0.59            5.59
    1.00    4.63           27,539      0.45           0.57            4.51
    1.00    5.17           38,633      0.45           0.54            5.04
    1.00    5.08           38,700      0.45           0.56            4.96
    1.00    5.10           26,875      0.44           0.56            4.97



   $1.00    5.59%/1/   $  732,780      0.20%/1/       0.28%/1/        5.51%/1/
    1.00    5.66          846,651      0.20           0.29            5.49
    1.00    4.51          826,167      0.20           0.28            4.41
    1.00    5.14        1,091,366      0.20           0.28            5.02
    1.00    5.16          786,556      0.20           0.30            5.04
    1.00    5.20          897,659      0.19           0.30            5.08

   $1.00    5.33%/1/   $  371,377      0.45%/1/       0.53%/1/        5.19%/1/
    1.00    5.40          310,589      0.45           0.54            5.23
    1.00    4.26          398,972      0.45           0.53            4.14
    1.00    4.89          471,767      0.45           0.53            4.77
    1.00    4.91          331,498      0.45           0.55            4.79
    1.00    4.95          294,228      0.44           0.55            4.83


   $1.00    4.86%/1/   $    7,525      0.70%/1/       0.78%/1/        5.04%/1/

                    BlackRock Provident Institutional Funds
                              Financial Highlights
                (For a Share Outstanding Throughout Each Period)


                                                   Dividends to
                              Net Asset            Shareholders
                               Value,      Net       From Net
                              Beginning Investment  Investment
MuniFund                      of Period   Income      Income
--------                      --------- ---------- ------------
Institutional Shares
11/01/00 through 04/30/01/3/    $1.00    $0.0179     $(0.0179)
10/31/00                         1.00     0.0379      (0.0379)
12/01/98 through 10/31/99        1.00     0.0273      (0.0273)
11/30/98                         1.00     0.0327      (0.0327)
11/30/97                         1.00     0.0338      (0.0338)
11/30/96                         1.00     0.0326      (0.0326)
11/30/95                         1.00     0.0360      (0.0360)

Dollar Shares
11/01/00 through 04/30/01/3/    $1.00    $0.0167     $(0.0167)
10/31/00                         1.00     0.0354      (0.0354)
12/01/98 through 10/31/99        1.00     0.0250      (0.0250)
11/30/98                         1.00     0.0302      (0.0302)
11/30/97                         1.00     0.0313      (0.0313)
11/30/96                         1.00     0.0301      (0.0301)
11/30/95                         1.00     0.0335      (0.0335)


Cash Management Shares
11/01/00 through 04/30/01/3/    $1.00    $0.0155     $(0.0155)
10/31/00                         1.00     0.0329      (0.0329)
6/14/99/1/ through 10/31/99      1.00     0.0099      (0.0099)

Cash Reserve Shares
11/01/00 through 04/30/01/3/    $1.00    $0.0160     $(0.0160)
8/4/00/2/ through 10/31/00       1.00     0.0090      (0.0090)


MuniCash
--------
Institutional Shares
11/01/00 through 04/30/01/3/    $1.00    $0.0189     $(0.0189)
10/31/00                         1.00     0.0392      (0.0392)
12/01/98 through 10/31/99        1.00     0.0281      (0.0281)
11/30/98                         1.00     0.0346      (0.0346)
11/30/97                         1.00     0.0358      (0.0358)
11/30/96                         1.00     0.0350      (0.0350)
11/30/95                         1.00     0.0382      (0.0382)

Dollar Shares
11/01/00 through 04/30/01/3/    $1.00    $0.0176     $(0.0176)
10/31/00                         1.00     0.0367      (0.0367)
12/01/98 through 10/31/99        1.00     0.0258      (0.0258)
11/30/98                         1.00     0.0321      (0.0321)
10131097                         1.00     0.0333      (0.0333)
11/30/96                         1.00     0.0325      (0.0325)
11/30/95                         1.00     0.0357      (0.0357)


Cash Management Shares
3/2/01/2/ through 4/30/01/3/    $1.00    $0.0052     $(0.0052)

                See accompanying notes to financial statements.

                                                  Ratio of
                                                 Expenses to    Ratio of Net
    Net                  Net       Ratio of        Average       Investment
   Asset               Assets,    Expenses to     Daily Net      Income to
  Value,                End of      Average        Assets         Average
  End of   Total        Period     Daily Net     (excluding      Daily Net
  Period   Return       (000)       Assets        waivers)         Assets
  ------   ------      -------    -----------    -----------    ------------
   $1.00    3.68%/1/   $662,752      0.19%/1/       0.38%/1/        3.56%/1/
    1.00    3.86        605,741      0.19           0.40            3.79
    1.00    3.02/1/     483,033      0.20/1/        0.41/1/         2.96/1/
    1.00    3.32        467,760      0.25           0.41            3.26
    1.00    3.43        536,794      0.27           0.41            3.38
    1.00    3.31        530,204      0.27           0.42            3.26
    1.00    3.66        720,318      0.27           0.41            3.59

   $1.00    3.42%/1/   $ 60,859      0.44%/1/       0.63%/1/        3.37%/1/
    1.00    3.60         63,619      0.44           0.65            3.55
    1.00    2.77/1/      56,238      0.45/1/        0.66/1/         2.71/1/
    1.00    3.07         51,736      0.50           0.66            3.01
    1.00    3.18         67,387      0.52           0.66            3.13
    1.00    3.06         61,396      0.52           0.67            3.01
    1.00    3.41          6,474      0.52           0.66            3.34


   $1.00    3.16%/1/   $  4,975      0.69%/1/       0.88%/1/        3.03%/1/
    1.00    3.34          3,663      0.69           0.90            3,33
    1.00    2.61/1/       2,712      0.70/1/        0.92/1/         2.58/1/

   $1.00    3.27%/1/   $ 13,627      0.59%/1/       0.78%/1/        3.25%/1/
    1.00    3.74/1/      17,151      0.59/1/        0.79/1/         3.69/1/


   $1.00    3.87%/1/   $460,214      0.19%/1/       0.39%/1/        3.79%/1/
    1.00    3.99        298,832      0.20           0.40            3.91
    1.00    3.11/1/     308,212      0.20/1/        0.41/1/         3.05/1/
    1.00    3.51        500,254      0.18           0.40            3.47
    1.00    3.63        397,681      0.18           0.41            3.58
    1.00    3.56        281,544      0.18           0.42            3.50
    1.00    3.89        321,642      0.18           0.41            3.83

   $1.00    3.61%/1/   $ 34,659      0.44%/1/       0.65%/1/        3.67%/1/
    1.00    3.73        101,373      0.45           0.65            3.63
    1.00    2.86/1/     123,017      0.45/1/        0.66/1/         2.80/1/
    1.00    3.26         91,404      0.43           0.65            3.22
    1.00    3.38        150,089      0.43           0.66            3.33
    1.00    3.31        101,528      0.43           0.67            3.25
    1.00    3.64        101,424      0.43           0.66            3.58


   $1.00    3.19%/1/   $  3,586      0.67%/1/       0.86%/1/        3.14%/1/

                    BlackRock Provident Institutional Funds
                              Financial Highlights
                (For a Share Outstanding Throughout Each Period)


                                                   Dividends to
                              Net Asset            Shareholders
                               Value,      Net       From Net
                              Beginning Investment  Investment
California Money Fund         of Period   Income      Income
---------------------         --------- ---------- ------------
Institutional Shares
11/01/00 through 04/30/01/3/    $1.00    $0.0154     $(0.0154)
10/31/00                         1.00     0.0326      (0.0326)
02/01/99 through 10/31/99        1.00     0.0201      (0.0201)
1/31/99                          1.00     0.0305      (0.0305)
1/31/98                          1.00     0.0334      (0.0334)
1/31/97                          1.00     0.0316      (0.0316)
1/31/96                          1.00     0.0356      (0.0356)

Dollar Shares
11/01/00 through 4/30/01/3/     $1.00    $0.0141     $(0.0141)
10/31/00                         1.00     0.0301      (0.0301)
02/01/99 through 10/31/99        1.00     0.0182      (0.0182)
1/31/99                          1.00     0.0280      (0.0280)
1/31/98                          1.00     0.0309      (0.0309)
1/31/97                          1.00     0.0291      (0.0291)
1/31/96                          1.00     0.0331      (0.0331)


New York Money Fund
-------------------
Institutional Shares
11/01/00 through 4/30/01/3/     $1.00    $0.0170     $(0.0170)
10/31/00                         1.00     0.0364      (0.0364)
08/01/99 through 10/31/99        1.00     0.0076      (0.0076)
7/31/99                          1.00     0.0289      (0.0289)
7/31/98                          1.00     0.0336      (0.0336)
7/31/97                          1.00     0.0334      (0.0334)
7/31/96                          1.00     0.3390      (0.0339)

Dollar Shares/4/
11/01/00 through 4/30/01/3/     $1.00    $0.0158     $(0.0158)
10/31/00                         1.00     0.0205      (0.0205)
08/01/99 through 10/31/99        1.00        --           --
7/31/99                          1.00        --           --
7/31/98                          1.00     0.0303      (0.0303)
7/31/97                          1.00     0.0309      (0.0309)
7/31/96                          1.00     0.0089      (0.0089)

--------
/1/Annualized.
/2/Commencement of Operations.
/3/Unaudited.
/4/There were no Dollar Shares outstanding during the periods March 28, 1994 to April 14, 1996 and July 21, 1998 to April 10, 2000.

                See accompanying notes to financial statements.

                                                  Ratio of
                                                 Expenses to    Ratio of Net
    Net                  Net       Ratio of        Average       Investment
   Asset               Assets,    Expenses to     Daily Net      Income to
  Value,                End of      Average        Assets         Average
  End of   Total        Period     Daily Net     (excluding      Daily Net
  Period   Return       (000)       Assets        waivers)         Assets
  ------   ------      -------    -----------    -----------    ------------
   $1.00    3.15%/1/   $488,727      0.19%/1/       0.43%/1/        3.10%/1/
    1.00    3.31        575,735      0.20           0.44            3.25
    1.00    2.73/1/     543,476      0.20/1/        0.45/1/         2.68/1/
    1.00    3.09        549,170      0.20           0.45            3.02
    1.00    3.39        460,339      0.20           0.46            3.34
    1.00    3.21        326,521      0.20           0.48            3.15
    1.00    3.62        389,883      0.20           0.48            3.55

   $1.00    2.89%/1/   $ 18,294      0.44%/1/       0.68%/1/        2.79%/1/
    1.00    3.05         10,212      0.45           0.69            2.98
    1.00    2.48/1/       8,288      0.45/1/        0.70/1/         2.43/1/
    1.00    2.84        139,601      0.45           0.70            2.77
    1.00    3.14        130,547      0.45           0.71            3.09
    1.00    2.96        126,321      0.45           0.73            2.90
    1.00    3.37         31,163      0.45           0.73            3.30


   $1.00    3.49%/1/   $310,728      0.19%/1/       0.43%/1/        3.39%/1/
    1.00    3.71        302,194      0.19           0.45            3.61
    1.00    3.06/1/     323,247      0.20/1/        0.50/1/         3.02/1/
    1.00    2.93        295,728      0.20           0.48            2.87
    1.00    3.41        318,091      0.20           0.48            3.35
    1.00    3.39        269,821      0.20           0.49            3.34
    1.00    3.44        272,145      0.20           0.50            3.37

   $1.00    3.23%/1/   $  3,006      0.44%/1/       0.69%/1/        3.14%/1/
    1.00    3.73/1/       1,647      0.44/1/        0.70/1/         3.66/1/
    1.00     --             --        --             --              --
    1.00     --             --        --             --              --
    1.00    3.16/1/         --       0.45/1/        0.73/1/         3.11/1/
    1.00    3.14          1,148      0.45           0.74            3.09
    1.00    3.05/1/          20      0.45/1/        0.75/1/         3.07/1/

                         Notes to Financial Statements
                                  (Unaudited)

  A. BlackRock Provident Institutional Funds ("BPIF" or the "Company") (formerly Provident Institutional Funds) was organized as a Delaware business trust on October 21, 1998. BPIF is the successor to five investment companies:
(1) Temporary Investment Fund, Inc. ("Temp"), (2) Trust for Federal Securities ("Fed"), (3) Municipal Fund for Temporary Investment ("Muni"), (4) Municipal Fund for California Investors, Inc. ("Cal Muni") and (5) Municipal Fund for New York Investors, Inc. ("NY Muni"), (together the "Predecessor Companies"). The accompanying financial statements and notes are those of the portfolios of Temp, Fed, Muni, Cal Muni and NY Muni, as follows: Temp--TempFund and TempCash; Fed--FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund; Muni--MuniFund and MuniCash; Cal Muni--California Money Fund and NY Muni--New York Money Fund. On February 10, 1999, the Predecessor Companies were each reorganized into a separate series of BPIF.

  Prior to February 10, 1999 the fiscal year ends for Temp, Fed, Muni, Cal Muni and NY Muni were September 30, October 31, November 30, January 31 and July 31, respectively. The fiscal year end for BPIF is October 31. BPIF is a no-load, open-end management investment company. Each portfolio included in these financial statements and notes, with the exception of California Money Fund and New York Money Fund, which are non-diversified investment companies because they emphasize investments in California Municipal Obligations and New York Municipal Obligations, respectively, is a diversified investment company under the Investment Company Act of 1940, as amended.

  TempCash, FedFund, Federal Trust Fund, Treasury Trust Fund and MuniCash each offers three classes of shares: Institutional Shares, Dollar Shares and Cash Management Shares. New York Money Fund offers four classes of shares:
Institutional Shares, Dollar Shares, Plus Shares and Cash Management Shares. TempFund, T-Fund, MuniFund and California Money Fund each offers six classes of shares: Institutional Shares, Administration Shares, Dollar Shares, Plus Shares, Cash Reserve Shares, and Cash Management Shares. Pursuant to a Shareholder Service Plan and as specified in a servicing agreement, institutions other than broker/dealers ("Service Organizations"), provide certain services, not intended to promote the sale of the shares, to their clients who beneficially own shares of a particular class, in consideration for the Company's payment of a fee to the Servicing Organization at an annual rate not to exceed .10% for Administration Shares, .25% for Dollar Shares,
 .40% for Cash Reserve Shares and .50% for Cash Management Shares of the average daily net asset value of such Shares. The difference in the level of fees is related to the type and number of services provided by the Servicing Organization. Pursuant to an Amended Distribution Plan and specified in a related agreement, institutions that are broker/dealers ("Broker/Dealers"), provide certain sales and support services to their clients who beneficially own shares of the Plus class, in consideration for the Company's payment of a fee to the Broker/Dealer at an annual rate not to exceed .25% (not to exceed
 .40% in the case of New York Money Fund and California Money Fund) of the average daily net asset value of such Shares. Dividends paid to Administration, Dollar, Plus, Cash Reserve and Cash Management shareholders are reduced by such fees. Institutional Shares are sold to institutional investors who choose not to enter into agreements with BPIF. As of April 30, 2001, no Administration Shares or Plus Shares were outstanding.

  Certain California municipal obligations in California Money Fund may be obligations of issuers which rely in whole or in part on California State revenues, real property taxes, revenues from health care institutions, or obligations secured by mortgages on real property. Consequently, the possible effect of economic conditions in California or of California law on these obligations must be considered.

  Certain New York municipal obligations in New York Money Fund may be obligations of issuers which rely in whole or in part on New York State revenues, real property taxes, revenues from health care institutions, or obligations secured by mortgages on real property. Consequently, the possible effect of economic conditions in New York State or of New York law on these obligations must be considered.

  B. Significant accounting policies are as follows:

  Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities at the date of the financial statement and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

  Security Valuation--Portfolio securities are valued under the amortized cost method which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Company seeks to maintain the net asset value per share of each portfolio at $1.00.

  Repurchase Agreements--The Company may purchase, for TempFund, TempCash, FedFund and T-Fund, money market instruments from financial institutions, such as banks and non-bank dealers, subject to the seller's agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments, provided the repurchase agreements themselves mature in one year or less. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at no less than the repurchase price. Repurchase agreements with maturities in excess of seven days are subject to a seven day put feature.

  Dividends to Shareholders--Dividends are declared daily and paid monthly. Dividends payable are recorded on the dividend record date. Ordinary income includes interest accrued and discount earned on portfolio securities and is reduced by premium amortized and expenses accrued. Net realized capital gains, if any, are distributed at least annually.

  Federal Taxes--No provision is made for federal taxes as it is the Company's intention to have each portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended and make the requisite distributions to its shareholders which will be sufficient to relieve it from all or substantially all federal income and excise taxes.

  Other--Investment transactions are accounted for on the trade date and the cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Expenses not directly attributable to a specific portfolio are allocated among the portfolios based on their relative average daily net assets.

  C. Under agreements between the Company and BlackRock Institutional Management Corporation ("BIMC"), an indirect wholly-owned subsidiary of BlackRock, Inc., BIMC manages the Company's portfolios and maintains their financial accounts. BlackRock Inc. is an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc. PFPC Trust Co., an indirect subsidiary of The PNC Financial Services Group, Inc., is the Company's custodian and PFPC Inc. ("PFPC"), an indirect subsidiary of The PNC Financial Services Group, Inc., is the Company's transfer agent and Co-Administrator.

  BlackRock Distributors, Inc. ("BDI"), an indirect subsidiary of The PNC Financial Services Group, Inc., serves as the Company's distributor. No compensation is payable by the Company to BDI for its distribution services.

  The Company has entered into an Administration Agreement with PFPC and BIMC for certain administrative services (together the "Co-Administrators"). Prior to the reorganization as discussed in note A, Provident Distributors, Inc. was co-administrator with PFPC.

  In return for their advisory and administrative services, the Company pays BIMC and the Co-Administrators each a fee, computed daily and payable monthly, based upon an annualized percentage of the average net assets of the TempFund Portfolio as follows: .175% of the first $1 billion, .15% of the next $1 billion, .125% of the next $1 billion, .10% of the next $1 billion, .095% of the next $1 billion, .09% of the next $1 billion, .08% of next $1 billion,
 .075% of the next $1 billion and .07% of net assets in excess of $8 billion. With respect to TempCash, MuniFund and MuniCash portfolios, the fee payable, based on each funds' daily average net assets; and with respect to Fed Fund, T-Fund, Federal Trust Fund and Treasury Trust Fund, the fee payable based on those Funds' combined average assets, is as follows: .175% of the first $1 billion, .15% of the next $1 billion, .125% of the next $1 billion, .10% of the next $1 billion, .095% of the next $1 billion, .09% of the next $1 billion,
 .085% of the next $1 billion and .08% of net assets in excess of $7 billion. California Money Fund and New York Money Fund pay BIMC and the Co-Administrators each a fee, computed daily and payable monthly, at an annual rate of .20% of average net assets.

  The Co-Administrators and BIMC have also agreed to reduce their fees, on an equal basis, to the extent necessary to ensure that the total operating expenses (excluding Service Organization and Broker/Dealer fees) of TempFund and TempCash do not exceed .18% of their respective average net assets; and with respect to the other eight portfolios, do not exceed .20% of their respective average net assets. For the six months ended April 30, 2001, the Co-Administrators and BIMC, (as Advisor), waived, on an equal basis, a total of $1,442,355 of the administration and advisory fees payable to them with respect to TempFund, $2,468,620 with respect to TempCash, $646,062 with respect to FedFund, $1,002,551 with respect to T-Fund, $94,223 with respect to Federal Trust Fund, $472,240 with respect to Treasury Trust Fund, $797,421 with respect to MuniFund, $357,044 with respect to MuniCash, $701,797 with respect to California Money Fund and $452,330 with respect to New York Money Fund.

  Pursuant to the Company's operating procedures, custodian fees may be reduced by amounts calculated on uninvested cash balances. For the six months ended April 30, 2001, custodian fees were reduced in the amounts as follows: $26,981 with respect to FedFund, $81,379 with respect to T-Fund, $531 with respect to Federal Trust Fund, $53,387 with respect to MuniFund, $13,373 with respect to MuniCash, $21,787 with respect to California Money Fund and $21,136 with respect to New York Money Fund.

  For the six months ended April 30, 2001, certain portfolios paid Service Organization fees to affiliates of BIMC in the amounts as follows: $4,174,150 with respect to TempFund, $19,239 with respect to TempCash, $552,213 with respect to FedFund, $192,807 with respect to T-Fund, $78,706 with respect to Treasury Trust Fund and $1,525 with respect to MuniFund.

  D. The Company's Declaration of Trust permits the Trustees to authorize the issuance of an unlimited number of full and fractional shares of beneficial interest (shares) in the Company and to classify or reclassify any unissued shares into one or more additional classes of shares.

  Because the Portfolios have each sold and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, acquisitions, reinvestments and redemptions is the same as the dollar amounts shown below for such transactions.

  Transactions in capital shares for each period were as follows:

                                                 TempFund Portfolio
                                         ------------------------------------
                                         Six Months Ended      Year Ended
                                          April 30, 2001    October 31, 2000
                                         -----------------  -----------------
                                            (Unaudited)
Shares sold:
  Institutional Shares.................. $ 132,597,471,886  $ 233,444,789,636
  Dollar Shares.........................    22,465,283,328      5,682,299,127
  Cash Management Shares................       102,548,066        104,883,430
  Cash Reserve Shares...................        57,724,381        311,020,792
Shares issued in reinvestment of
 dividends:
  Institutional Shares..................       229,934,424        358,210,499
  Dollar Shares.........................         9,699,512         19,818,020
  Cash Management Shares................            86,043                 --
  Cash Reserve Shares...................         6,641,622          2,757,767
Shares redeemed:
  Institutional Shares..................  (127,231,700,742)  (231,823,955,666)
  Dollar Shares.........................   (18,066,482,184)    (5,333,545,014)
  Cash Management Shares................       (71,922,060)       (88,709,863)
  Cash Reserve Shares...................       (64,967,232)       (91,452,624)
                                         -----------------  -----------------
Net increase............................ $  10,034,317,044  $   2,586,116,104
                                         =================  =================

                                                    TempCash Portfolio
                                             ----------------------------------
                                             Six Months Ended     Year Ended
                                              April 30, 2001   October 31, 2000
                                             ----------------  ----------------
                                               (Unaudited)
Shares sold:
  Institutional Shares.....................  $ 24,068,945,193  $ 34,276,298,592
  Dollar Shares............................       921,157,900     1,986,173,641
Shares issued in reinvestment of dividends:
  Institutional Shares.....................        52,134,394        64,761,562
  Dollar Shares............................        11,136,698        17,466,234
Shares redeemed:
  Institutional Shares.....................   (23,558,632,754)  (32,506,757,251)
  Dollar Shares............................      (845,528,785)   (1,977,412,727)
                                             ----------------  ----------------
Net increase...............................  $    649,212,646  $  1,860,530,051
                                             ================  ================

                                                     FedFund Portfolio
                                             ----------------------------------
                                             Six Months Ended     Year Ended
                                              April 30, 2001   October 31, 2000
                                             ----------------  ----------------
                                               (Unaudited)
Shares sold:
  Institutional Shares.....................  $ 5,093,445,271   $ 7,506,942,425
  Dollar Shares............................    3,078,668,420       819,993,852
Shares issued in reinvestment of dividends:
  Institutional Shares.....................        9,985,174        12,403,245
  Dollar Shares............................          192,212           461,075
Shares redeemed:
  Institutional Shares.....................   (5,302,060,663)   (6,861,881,578)
  Dollar Shares............................   (2,723,339,980)     (638,557,269)
                                             ---------------   ---------------
Net increase...............................  $   156,890,434   $   839,361,750
                                             ===============   ===============

                                                   T-Fund Portfolio
                                           ----------------------------------
                                           Six Months Ended     Year Ended
                                            April 30, 2001   October 31, 2000
                                           ----------------  ----------------
                                             (Unaudited)
Shares sold:
  Institutional Shares.................... $ 10,108,115,641  $ 22,372,243,692
  Dollar Shares...........................    1,969,365,469     4,292,507,682
  Cash Management Shares..................       97,368,129       147,016,725
Shares issued in reinvestment of
 dividends:
  Institutional Shares....................       24,152,813        63,665,722
  Dollar Shares...........................        4,179,458         6,460,654
  Cash Management Shares..................           18,930               606
Shares redeemed:
  Institutional Shares....................  (10,038,346,061)  (22,623,845,649)
  Dollar Shares...........................   (2,015,705,600)   (4,280,849,103)
  Cash Management Shares..................      (58,719,465)      (87,787,886)
                                           ----------------  ----------------
Net increase (decrease)................... $     90,429,314  $   (110,587,557)
                                           ================  ================

                                                Federal Trust Fund Portfolio
                                              ---------------------------------
                                              Six Months Ended    Year Ended
                                               April 30, 2001  October 31, 2000
                                              ---------------- ----------------
                                                (Unaudited)
Shares sold:
  Institutional Shares.......................  $ 478,351,382    $ 748,936,322
  Dollar Shares..............................     47,834,534      132,464,351
Shares issued in reinvestment of dividends:
  Institutional Shares.......................      1,074,302        1,652,645
  Dollar Shares..............................          5,796           10,830
Shares redeemed:
  Institutional Shares.......................   (422,047,849)    (831,554,662)
  Dollar Shares..............................    (48,270,484)    (146,816,404)
                                               -------------    -------------
Net increase (decrease)......................  $  56,947,681    $ (95,306,918)
                                               =============    =============

                                               Treasury Trust Fund Portfolio
                                             ----------------------------------
                                             Six Months Ended     Year Ended
                                              April 30, 2001   October 31, 2000
                                             ----------------  ----------------
                                               (Unaudited)
Shares sold:
  Institutional Shares.....................  $ 3,542,827,522   $ 5,794,428,275
  Dollar Shares............................      690,153,988     1,424,771,205
  Cash Management Shares...................       53,167,127                --
Shares issued in reinvestment of dividends:
  Institutional Shares.....................        8,503,884        13,203,897
  Dollar Shares............................        7,445,919        12,428,772
  Cash Management Shares...................           33,994                --
Shares redeemed:
  Institutional Shares.....................   (3,665,185,434)   (5,787,047,066)
  Dollar Shares............................     (636,796,527)   (1,525,540,705)
  Cash Management Shares...................      (45,675,220)               --
                                             ---------------   ---------------
Net decrease...............................  $   (45,524,747)  $   (67,755,622)
                                             ===============   ===============

                                                    MuniFund Portfolio
                                             ----------------------------------
                                             Six Months Ended     Year Ended
                                              April 30, 2001   October 31, 2000
                                             ----------------  ----------------
                                               (Unaudited)
Shares sold:
  Institutional Shares.....................  $ 3,203,358,435   $ 6,193,963,872
  Dollar Shares............................      121,070,062       180,305,122
  Cash Management Shares...................       14,806,689        21,482,043
  Cash Reserve Shares......................        4,780,148        25,235,520
Shares issued in reinvestment of dividends:
  Institutional Shares.....................          979,361         3,142,617
  Dollar Shares............................          633,157         2,067,687
  Cash Management Shares...................               --                --
  Cash Reserve Shares......................          270,771           125,760
Shares redeemed:
  Institutional Shares.....................   (3,147,422,081)   (6,074,386,690)
  Dollar Shares............................     (124,466,966)     (174,990,325)
  Cash Management Shares...................      (13,465,209)      (20,560,843)
  Cash Reserve Shares......................       (8,576,621)       (8,210,599)
                                             ---------------   ---------------
Net increase...............................  $    51,967,746   $   148,174,164
                                             ===============   ===============

                                                    MuniCash Portfolio
                                             ----------------------------------
                                             Six Months Ended     Year Ended
                                              April 30, 2001   October 31, 2000
                                             ----------------  ----------------
                                               (Unaudited)
Shares sold:
  Institutional Shares.....................  $ 2,259,703,128   $ 4,187,265,384
  Dollar Shares............................       92,566,026       231,819,362
  Cash Management Shares...................        3,703,822                --
Shares issued in reinvestment of dividends:
  Institutional Shares.....................          731,940         4,409,805
  Dollar Shares............................          663,019         1,554,798
  Cash Management Shares...................            8,506                --
Shares redeemed:
  Institutional Shares.....................   (2,099,061,662)   (4,201,042,581)
  Dollar Shares............................     (159,944,715)     (255,013,555)
  Cash Management Shares...................         (126,924)               --
                                             ---------------   ---------------
Net increase (decrease)....................  $    98,243,140   $   (31,006,787)
                                             ===============   ===============

                                              California Money Fund Portfolio
                                             ----------------------------------
                                             Six Months Ended     Year Ended
                                              April 30, 2001   October 31, 2000
                                             ----------------  ----------------
                                               (Unaudited)
Shares sold:
  Institutional Shares.....................  $ 1,139,378,953   $ 2,857,526,112
  Dollar Shares............................       24,475,544        34,813,662
Shares issued in reinvestment of dividends:
  Institutional Shares.....................          173,920           443,981
  Dollar Shares............................               --                --
Shares redeemed:
  Institutional Shares.....................   (1,226,563,744)   (2,825,714,720)
  Dollar Shares............................      (16,393,478)      (32,890,286)
                                             ---------------   ---------------
Net increase (decrease)....................  $   (78,928,805)  $    34,178,749
                                             ===============   ===============

                                               New York Money Fund Portfolio
                                             ---------------------------------
                                             Six Months Ended    Year Ended
                                              April 30, 2001  October 31, 2000
                                             ---------------- ----------------
                                               (Unaudited)
Shares sold:
  Institutional Shares......................  $ 960,480,962   $ 1,445,968,111
  Dollar Shares.............................      4,616,137         4,678,102
Shares issued in reinvestment of dividends:
  Institutional Shares......................         69,823           131,636
  Dollar Shares.............................         33,637            30,907
Shares redeemed:
  Institutional Shares......................   (952,004,555)   (1,467,157,791)
  Dollar Shares.............................     (3,290,582)       (3,061,682)
                                              -------------   ---------------
Net increase (decrease).....................  $   9,905,422   $   (19,410,717)
                                              =============   ===============

  On April 30, 2001, one shareholder held approximately 15% of the outstanding shares of TempFund, one shareholder held approximately 15% of the outstanding shares of TempCash, one shareholder held approximately 23% of FedFund, two shareholders held approximately 35% of T-Fund, three shareholders held approximately 45% of Federal Trust Fund, one shareholder held approximately 21% of Treasury Trust Fund, one shareholder held approximately 24% of MuniFund, three shareholders held approximately 63% of MuniCash, one shareholder held approximately 34% of California Money Fund, and four shareholders held approximately 82% of New York Money Fund.

  E. At April 30, 2001, net assets consisted of :

                                    TempFund        TempCash       FedFund
                                    Portfolio      Portfolio      Portfolio
                                 --------------- -------------- --------------
Paid-in capital................. $26,965,388,039 $4,862,745,195 $1,773,834,385
Accumulated net realized gain
 (loss) on security
 transactions...................         836,646         96,844       (120,659)
                                 --------------- -------------- --------------
  Net Assets.................... $26,966,224,685 $4,862,842,039 $1,773,713,726
                                 =============== ============== ==============

                   Notes to Financial Statements (Concluded)


                                                    Federal
                                      T-Fund       Trust Fund   Treasury Trust
                                    Portfolio      Portfolio    Fund Portfolio
                                  --------------  ------------  --------------
Paid-in capital.................. $2,993,196,854  $208,664,797  $1,112,090,459
Accumulated net realized loss on
 security transactions...........       (100,069)     (105,217)       (408,072)
                                  --------------  ------------  --------------
  Net Assets..................... $2,993,096,785  $208,559,580  $1,111,682,387
                                  ==============  ============  ==============

                                                      MuniFund      MuniCash
                                                     Portfolio     Portfolio
                                                    ------------  ------------
Paid-in capital.................................... $742,267,635  $498,620,100
Accumulated net realized loss on security
 transactions......................................      (55,113)     (161,124)
                                                    ------------  ------------
  Net Assets....................................... $742,212,522  $498,458,976
                                                    ============  ============

                                                     California     New York
                                                     Money Fund    Money Fund
                                                     Portfolio     Portfolio
                                                    ------------  ------------
Paid-in capital.................................... $507,092,577  $313,751,503
Accumulated net realized loss on security
 transactions......................................      (71,252)      (17,327)
                                                    ------------  ------------
  Net Assets....................................... $507,021,325  $313,734,176
                                                    ============  ============

  F. At October 31, 2000, TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund had capital loss carryovers amounting to $401,597, $380,038, $200,601, $90,422, $121,075, $364,559, $156,285, $177,110, $74,357 and $4,822
expiring at various times from 2000 to 2008, respectively. The capital loss carryovers are available to offset possible future capital gains of the corresponding portfolios.

  In accordance with Statement of Position 93-2 "DETERMINATION, DISCLOSURE AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN AND RETURN OF CAPITAL DISTRIBUTION BY INVESTMENT COMPANIES", California Money Fund and New York Money Fund made reductions of $51,940 and $10,920, respectively, to accumulated net realized loss on investments and to paid-in-capital to reflect the expiration of capital loss carryovers for federal income tax purposes as of 10/31/00.

Trustees
Ralph Schlosstein
  Chairman & President

G. Nicholas Beckwith
Jerrold B. Harris
Rodney D. Johnson
Joseph Platt
Robert C. Robb, Jr.
Kenneth L. Urish
Frederick W. Winter

Investment Adviser
  BlackRock Institutional Management Corporation
  100 Bellevue Parkway
  Wilmington, DE 19809

Co-Administrators
  PFPC Inc.
  400 Bellevue Parkway
  Wilmington, DE 19809

  BlackRock Institutional Management Corporation
  100 Bellevue Parkway
  Wilmington, DE 19809

Distributor
  BlackRock Distributors, Inc.
  3200 Horizon Drive
  King of Prussia, PA 19406

Transfer Agent
  PFPC Inc.
  PO Box 8950
  Wilmington, DE 19885-9628

This report is submitted for the general information of the shareholders of the Company. It is not authorized for distribution to prospective investors unless accompanied or preceded by effective prospectuses for each portfolio of the Company, which contain information concerning the investment policies of the portfolios as well as other pertinent information.

                                                                    BPIF-SA-001